As filed with the Securities and Exchange Commission on
                          June 21    , 1999

                 Registration No.      333-76335
                                       811-   09289
                   SECURITIES AND EXCHANGE COMMISSION
                        WASHINGTON, D.C. 20549
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                                FORM N-1A
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       REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     / X /
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          Pre-Effective Amendment No.    1        /    X     /
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                     Post-Effective Amendment No.  /   /
                                    and  ----
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         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY    / X /
                                ACT OF 1940    ----
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                          Amendment No.    1       /     X/
                     (Check appropriate box or boxes)   ----
                              ---------------
                      PUTNAM TAX MANAGED FUNDS TRUST
            (Exact name of registrant as specified in charter)

          One Post Office Square, Boston, Massachusetts 02109
              (Address of principal executive offices)

         Registrant's Telephone Number, including Area Code
                            (617) 292-1000
                            --------------
     Approximate date of commencement of proposed sale to the public:
         As soon as practicable after the effective date of this
                        Registration Statement.




                   JOHN R. VERANI, Vice President
                PUTNAM    TAX MANAGED     FUNDS TRUST
                      One Post Office Square
                   Boston, Massachusetts 02109
              (Name and address of agent for service)
                         ---------------
                            Copy to:

                  JOHN W. GERSTMAYR, Esquire
                        ROPES & GRAY
                   One International Place
                 Boston, Massachusetts 02110
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Prospectus
        JULY 1,     1999

PUTNAM U.S. CORE TAX MANAGED FUND
CLASS A SHARES
INVESTMENT CATEGORY: GROWTH
This prospectus explains what you should know about this mutual fund before you invest. Please read it carefully.
Putnam Investment Management, Inc. (Putnam Management), which has managed mutual funds since 1937, manages the fund.
These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Commission passed upon the accuracy or adequacy of this prospectus. Any statement to the contrary is a crime.

     CONTENTS
2    FUND SUMMARY
2    Goal
2    Main investment strategies
2    Main risks
   3      Fees and expenses
3    WHAT ARE THE FUND'S MAIN INVESTMENT
     STRATEGIES AND RELATED RISKS?
5    WHO MANAGES THE FUND?
   6      HOW DOES THE FUND PRICE ITS SHARES?
   6      HOW DO I BUY FUND SHARES?
   7      HOW DO I SELL FUND SHARES?
   8      HOW DO I EXCHANGE FUND SHARES?
8    FUND DISTRIBUTIONS AND TAXES

BOSTON ( LONDON ( TOKYO

Fund summary
GOAL
The fund seeks long-term growth of capital on an after-tax basis.

MAIN INVESTMENT STRATEGIES
The fund invests mainly in common stocks of U.S. companies that Putnam Management believes have potential for long-term growth greater than market averages or believes are undervalued compared to underlying asset values or earning potential and have the potential for long-term growth.

The fund expects to invest mainly in large or mid-sized companies
(those with         equity market    capitalizations     of $2
billion or more) although it may also invest in smaller companies.

Unlike most mutual funds, the fund takes federal income tax considerations into account in managing its investments. The fund uses a variety of techniques in seeking its goal including:

* The fund uses a long-term horizon rather than seeking shorter-term profits.

* The fund does not seek dividend income.

* The fund's portfolio is monitored and analyzed on    an after-
    tax basis and Putnam Management considers the tax consequences
when    deciding     whether to buy or sell stocks.  For example,
the fund may    seek     to limit realized capital gains    by
selling stocks on which it has an unrealized loss in order to
offset stocks it sells at a gain    .

* The fund may use options, swaps and other derivatives to structure the portfolio in a tax efficient fashion. Derivatives are not, however, used to leverage the fund's investments.

MAIN RISKS
The main risks that could adversely affect the value of this fund's shares and the total return on your investment include
* The risk    that managing the fund     for after-tax returns
   may hurt the fund    '   s performance    . Because Putnam
Management considers tax consequences in making investment
decisions        for the fund    , the fund    '   s pre-tax
performance is     likely to    be lower than that of     a
similar    fund     that is not tax-managed. The fund is therefore
not a suitable investment for IRAs, other tax-exempt or tax deferred accounts or for other investors who are not sensitive to the federal income tax consequences of their investments.
* The risk that the stock price of one or more of the companies in the fund's portfolio will fall, or will fail to appreciate as anticipated by Putnam Management. Many factors can adversely affect a stock's performance, including factors related to a specific company or industry or general market conditions. This risk is greater for small and medium-sized companies, which tend to be more vulnerable to adverse developments.
* The risk that movements in the securities markets will adversely affect the price of the fund's investments, regardless of how well the companies in the fund's portfolio perform.
You can lose money by investing in the fund. The fund may not achieve its goal, and is not intended as a complete investment program. An investment in the fund is NOT a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

FEES AND EXPENSES
This table summarizes the fees and expenses you may pay if you invest in the fund. The expenses shown are estimated for the fund's first fiscal year.
SHAREHOLDER FEES (fees paid directly from your investment)
                                         CLASS A
Maximum Sales Charge (Load) Imposed
 on Purchases (as a percentage of
 the offering price)                      5.75%

Maximum Deferred Sales Charge (Load)
 (as a percentage of the original
 purchase price or redemption
 proceeds, whichever is lower)             NONE*

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from fund assets)
                                                         TOTAL
                                                      ANNUAL FUND
         MANAGEMENT     DISTRIBUTION     OTHER        OPERATING
          FEES (12B-1)   FEES   **      EXPENSES   ***     EXPENSES

CLASS A   0.70%             0.00%         0.44%           1.14%

* A deferred sales charge of up to 1% may be imposed on certain redemptions of class A shares bought without an initial sales charge.
**    Although a distribution plan provides for payments at the
annual rate (based on average net assets) of up to 0.35%, Putnam Management is currently not collecting and does not expect to collect.
*** "Other Expenses" are based on estimated amounts for the current fiscal year.

EXAMPLE
This example translates the    "Total Annual Fund Operating
Expenses" shown in the preceding table into dollar amounts. By doing this, you can more easily compare the cost of investing in the fund to the cost of investing in other mutual funds. The example makes certain assumptions. It assumes that you invest $10,000 in the fund for the time periods shown and then redeem all your shares at the end of those periods. It also assumes a 5% return on your investment each year and that the fund's operating expenses remain the same. The example is hypothetical; your actual costs and returns may be higher or lower.
            1 YEAR    3 YEARS
CLASS A      $685     $916

What are the fund's main investment strategies and related risks?

Any investment carries with it some level of risk that generally reflects its potential for reward. The fund pursues its goal by investing mainly in common stocks. In addition to tax consequences, Putnam Management will consider, among other things, a company's financial strength, competitive position in its industry and projected future earnings and dividends when deciding whether to buy or sell investments. A description of the risks associated with the fund's main investment strategies follows.
>    COMMON STOCKS. Common stock represents an ownership interest in a company. The value of a company's stock may fall as a result
of factors    that     directly relate to that company, such as
decisions made by its management or lower demand for the company's products or services. A stock's value may also fall because of factors affecting not just the company, but companies in a number of different industries, such as increases in production costs. The value of a company's stock may also be affected by changes in financial market conditions that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company's stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of the stock will usually react more strongly than the bonds and other debt to actual or perceived changes in the company's financial condition or prospects.
* VALUE STOCKS. The fund will invest in part in companies that are not expected to experience significant earnings growth, but whose stock Putnam Management believes is undervalued compared to its true worth. These companies may have experienced adverse business developments or may be subject to special risks that have caused their stocks to be out of favor. If Putnam Management's assessment of a company's prospects is wrong, or if other investors do not eventually recognize the value of the company, then the price of the company's stock may fall or may not approach the value that Putnam Management has placed on it.
* GROWTH STOCKS. The fund    will     invest    in part     in
stocks of companies that Putnam Management believes have earnings that will grow faster than the economy as a whole. These growth stocks typically trade at higher multiples of current earnings than other stocks. Therefore, the values of growth stocks may be more sensitive to changes in current or expected earnings than the values of other stocks. If Putnam Management's assessment of the prospects for the company's earnings growth is wrong, or if its judgment of how other investors will value the company's earnings growth is wrong, then the price of the company's stock may fall or not approach the value that Putnam Management has placed on it.
* FOREIGN INVESTMENTS. The fund may invest    up to 35% of its
total assets in foreign securities.
     Foreign investments involve certain special risks. For example, their values may decline in response to changes in currency exchange rates, unfavorable political and legal developments, unreliable or untimely information, and economic and financial instability. In addition, the liquidity of these investments may be more limited than domestic investments, which means the fund may at times be unable to sell them at desirable prices. Foreign settlement procedures may also involve additional risks. These risks are generally greater in the case of developing (also known as emerging) markets that typically have less developed legal and financial systems.
Certain of these risks may also apply to some extent to domestic investments that are denominated in foreign currencies or that are traded in foreign markets, or to securities of U.S. companies that have significant foreign operations.
>    DERIVATIVES.  The fund may engage in a variety of
transactions involving derivatives, such as futures, options, warrants and swap contracts. Derivatives are financial instruments whose value depends upon, or is derived from, the value of something else, such as one or more underlying investments, pools of investments, indexes or currencies. The fund's return
   on     a derivative typically depends on the change in the
value of the investment, pool of investments, index or currency specified in the derivative instrument.

The fund may use derivatives both for hedging and non-hedging purposes, including seeking to manage the fund in a tax efficient manner. The decision as to whether and to what extent the fund will use derivatives will depend upon a number of factors, including market conditions, the fund's investments and the availability of suitable derivatives. Thus, the fund may not use derivatives for these purposes from time to time or at any time. Derivatives involve special risks and may result in losses. The fund will be dependent on Putnam Management's ability to analyze and manage these sophisticated instruments. The prices of
derivatives may move in unexpected ways, especially    under
abnormal market conditions. Some derivatives are "leveraged" and therefore may magnify or otherwise increase investment losses to the fund. The fund's use of derivatives may also increase the amount of taxes payable by shareholders.

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the fund's derivatives positions at any time. In fact, many over-the-counter instruments (investments not traded on an exchange) will not be liquid. Over-the-counter instruments also involve the risk that the other party will not meet its obligations to the fund. For further information about the risks of derivatives, see the statement of additional information (SAI).

* OTHER INVESTMENTS. In addition to the main investment strategies described above, the fund may also make other types of investments, such as investments in preferred stocks, convertible securities or fixed income securities, and therefore may be subject to other risks, as described in the fund's SAI.
* ALTERNATIVE STRATEGIES. At times Putnam Management may judge that market conditions make pursuing the fund's investment strategies inconsistent with the best interests of its shareholders. Putnam Management then may temporarily use alternative strategies that are mainly designed to limit the fund's losses. Although Putnam Management has the flexibility to use these strategies, it may choose not to for a variety of reasons, even in very volatile market conditions. These strategies may cause the fund to miss out on investment opportunities, and may prevent the fund from achieving its goal.
* CHANGES IN POLICIES. The fund's Trustees may change the fund's goal, investment strategies and other policies without shareholder approval, except as otherwise indicated.

Who manages the fund?
The fund's Trustees oversee the general conduct of the fund's business. The Trustees have retained Putnam Management to be the fund's investment manager, responsible for making investment decisions for the fund and managing the fund's other affairs and business. The fund pays Putnam Management a quarterly management fee for these services at the annual rate of 0.70% of the first $500 million of the average net asset value of the fund; 0.60% of the next $500 million; 0.55% of the next $500 million; 0.50% of the next $5 billion; 0.475% of the next $5 billion; 0.455% of the next $5 billion; 0.44% of the next $5 billion; and 0.43% thereafter. Putnam Management's address is One Post Office Square, Boston, MA 02109.
   In order to limit the fund's expenses during its start-up period, Putnam Management has agreed to limit its compensation (and, to the extent necessary, bear other expenses of the fund) through December 31, 1999 to the extent that the expenses of the fund (exclusive of brokerage, interest, taxes, organizational and extraordinary expenses, and payments under the fund's distribution plan) would exceed an annual rate of 1.25% of the fund's average net assets. For the purpose of determining such limitation on Putnam Management's compensation, expenses of the fund shall not reflect the application of commissions or cash management credits that may reduce designated fund expenses. With Trustee approval, this expense limitation may be terminated earlier, in which event shareholders would be notified and this prospectus would be revised. Putnam Management currently expects that the expense limitation will be continued through December 31, 1999.

The following officers of Putnam Management have had primary responsibility for the day-to-day management of the fund's
portfolio since the    year     shown below. Their experience as
portfolio managers or investment analysts over at least the last five years is also shown.
MANAGER        SINCE     EXPERIENCE
_____________________________________________
ROBERT R. BECK 1999 Employed by Putnam Management since         1989.
MANAGING DIRECTOR

MICHAEL P. STACK    1999 Employed by Putnam Management since 1997.
SENIOR VICE PRESIDENT    Prior to November 1997, Mr. Stack was employed by
                         Independence Investment Associates Inc.




>    YEAR 2000 ISSUES. The fund could be adversely affected if the computer systems used by Putnam Management and the fund's other service providers do not properly process and calculate date-related information relating to the end of this century and the beginning of the next. While year 2000-related computer problems could have a negative effect on the fund, both in its operations and in its investments, Putnam Management is working to avoid such problems and to obtain assurances from service providers that they are taking similar steps. No assurances, though, can be provided that the fund will not be adversely impacted by these matters.

How does the fund price its shares?
The price of the fund's shares is based on its net asset value
(NAV). The NAV per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day the exchange is open.
The fund values its investments for which market quotations are readily available at market value. It values short-term investments that will mature within 60 days at amortized cost, which approximates market value. It values all other investments and assets at their fair value.
The fund translates prices for its investments quoted in foreign currencies into U.S. dollars at current exchange rates. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect the fund's NAV. Because foreign markets may be open at different times than the New York Stock Exchange, the value of the fund's shares may change on days when shareholders are not able to buy or sell them. If events materially affecting the values of the fund's foreign investments occur between the close of foreign markets and the close of regular trading on the New York Stock Exchange, these investments will be valued at their fair value.

How do I buy fund shares?
You can open a fund account with as little as $500 and make
additional investments at any time with as little as $50. The fund sells its shares at the offering price, which is the NAV plus any applicable sales charge. Your financial advisor or Putnam Investor
Services generally must receive your completed buy order before the close of regular trading on the New York Stock Exchange for your shares to be bought at that day's offering price.
You can buy shares
* THROUGH A FINANCIAL ADVISOR Your advisor will be responsible for furnishing all necessary documents to Putnam Investor Services, and may charge you for his or her services.
* THROUGH SYSTEMATIC INVESTING You can make regular investments of
$25 or more per month through automatic deductions from your bank checking or savings account. Application forms are available through your advisor or Putnam Investor Services at 1-800-225-
1581.
You may also complete an order form and write a check for the amount you wish to invest, payable to the fund. Return the check and completed form to Putnam Mutual Funds.
The fund may periodically close to new purchases of shares or refuse any order to buy shares if the fund determines that doing so would be in the best interests of the fund and its
shareholders.
INITIAL SALES CHARGES FOR CLASS A SHARES
     CLASS A SALES CHARGE
     AS A PERCENTAGE OF:
     -----------------------------------     ---------------------------------
AMOUNT OF PURCHASE                  NET AMOUNT     OFFERING
AT OFFERING PRICE ($)               INVESTED       PRICE*
------------------------------------------------------------------------------
Under 50,000                          6.10%         5.75%
50,000 but under 100,000              4.71          4.50
100,000 but under 250,000             3.63          3.50
250,000 but under 500,000             2.56          2.50
500,000 but under 1,000,000           2.04          2.00
1,000,000 and above                   NONE          NONE
* Offering price includes sales charge.

DEFERRED SALES CHARGES FOR CERTAIN CLASS A SHARES
A deferred sales charge of up to 1% may apply to class A shares purchased without an initial sales charge, if redeemed within two years after purchase.
* YOU MAY BE ELIGIBLE FOR REDUCTIONS AND WAIVERS OF SALES CHARGES. Sales charges may be reduced or waived under certain circumstances and for certain groups. Information about reductions and waivers of sales charges is included in the SAI. You may consult your financial advisor of Putnam Mutual Funds for assistance.
* DISTRIBUTION (12B-1) PLAN. The fund has adopted a distribution plan to pay for the marketing of fund shares and for services provided to shareholders, although the fund is not currently making any payments pursuant to the plan. The plan provides for
payments at    the     annual    rate     (based on average net
assets) of up to 0.35%. Should the Trustees decide in the future to approve payments under the plan, shareholders will be notified and this prospectus will be revised.

How do I sell fund shares?
You can sell your shares back to the fund any day the New York Stock Exchange is open, either through your financial advisor or directly to the fund. Payment for redemption may be delayed until the fund collects the purchase price of shares, which may take up to 15 calendar days after the purchase date.

* SELLING SHARES THROUGH YOUR FINANCIAL ADVISOR. Your advisor must receive your request in proper form before the close of regular trading on the New York Stock Exchange to receive that day's NAV, less any applicable deferred sales charge. Your advisor will be responsible for furnishing all necessary documents to Putnam Investor Services on a timely basis and may charge you for his or her services.
* SELLING SHARES DIRECTLY TO THE FUND. Putnam Investor Services must receive your request in proper form before the close of regular trading on the New York Stock Exchange in order to receive that day's NAV, less any applicable sales charge.
BY MAIL. Send a signed letter of instruction to Putnam Investor
Services.
BY TELEPHONE. You may use Putnam's Telephone Redemption Privilege to redeem shares valued at less than $100,000 unless you have notified Putnam Investor Services of an address change within the preceding 15 days. Unless you indicate otherwise on the account application, Putnam Investor Services will be authorized to accept redemption and transfer instructions received by telephone.
* ADDITIONAL DOCUMENTS. If you
* sell shares with a value of $100,000 or more,
* want your redemption proceeds sent to an address other than your address as it appears on Putnam's records, or
* have notified Putnam of a change in address within the preceding
15 days,
the signatures of registered owners or their legal representatives must be guaranteed by a bank, broker-dealer or certain other financial institutions. Stock power forms are available from your financial advisor, Putnam Investor Services and many commercial banks.
Putnam Investor Services usually requires additional documents for the sale of shares by a corporation, partnership, agent or fiduciary, or a surviving joint owner. Contact Putnam Investor Services for details.
* WHEN WILL THE FUND PAY ME? The fund generally sends you payment for your shares the business day after your request is received. Under unusual circumstances, the fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities laws.
* REDEMPTION BY THE FUND. If you own fewer shares than the minimum set by the Trustees (presently 20 shares), the fund may redeem your shares without your permission and send you the proceeds. The
fund may also redeem shares if you own         more than a maximum
amount set by the Trustees. There is presently no maximum, but the Trustees could set a maximum that would apply to both present and future shareholders.
How do I exchange fund shares?
If you want to switch your investment from one Putnam fund to another, you can exchange your fund shares for shares of the same class of another Putnam fund at NAV. Not all Putnam funds offer all classes of shares or are open to new investors. If you exchange shares subject to a deferred sales charge, the transaction will not be subject to the deferred sales charge. When you redeem the shares acquired through the exchange, the redemption may be subject to the deferred sales charge, depending upon when you originally purchased the shares. The deferred sales charge will be computed using the schedule of any fund into or from which you have exchanged your shares that would result in your paying the highest deferred sales charge applicable to your class of shares. For purposes of computing the deferred sales charge, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any exchange.
To exchange your shares, complete an Exchange Authorization Form and send it to Putnam Investor Services. The form is available from Putnam Investor Services. A Telephone Exchange Privilege is currently available for amounts up to $500,000. Ask your financial advisor or Putnam Investor Services for prospectuses of other Putnam funds. Some Putnam funds are not available in all states. The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. In order to limit excessive exchange activity and otherwise promote the best interests of the fund, the fund reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges or reject any exchange. The fund into which you would like to exchange may also reject your exchange. These actions may apply to all shareholders or only to those shareholders whose exchanges Putnam Management determines are likely to have a negative effect on the fund or other Putnam funds. Consult Putnam Investor Services before requesting an exchange.
Fund distributions and taxes
The fund distributes any net investment income and any net realized capital gains at least once a year. You may choose to

* reinvest all distributions in additional shares;
* receive any distributions from net investment income in cash while reinvesting capital gains distributions in additional shares; or
* receive all distributions in cash.

If you do not select an option when you open your account, all distributions will be reinvested. If you do not cash a
distribution check within a specified period or notify Putnam
Investor Services to issue a new check, the distribution will be reinvested in the fund. You will not receive any interest on uncashed distribution or redemption checks. Similarly, if any correspondence sent by the fund or Putnam Investor Services is returned as "undeliverable," fund distributions will automatically be reinvested in the fund or in another Putnam fund.
For federal income tax purposes, distributions of investment income are taxable as ordinary income. Taxes on distributions of capital gains are determined by how long the fund owned the
investments that generated them, rather than how long you have owned your shares. Distributions are taxable to you even if they are paid from income or gains earned by the fund before your investment (and thus were included in the price you paid).
Distributions of gains from investments that the fund owned for
more than one year will be    tax-able     as capital gains. Distributions of
gains from investments that the fund owned for one year or less will be taxable as ordinary income. Distributions are taxable whether you received them in cash or reinvested them in additional shares.
   The fund    '   s investments in foreign securities may be
subject to foreign withholding taxes. In that case, the
fund    '   s yield on those securities would be decreased.
Shareholders generally will not be entitled to claim a credit or deduction with respect to foreign taxes. In addition, the
fund    '   s investment in foreign securities or foreign
currencies may increase the amount of taxes payable by shareholders.
Any gain resulting from the sale or exchange of your shares will generally also be subject to tax. You should consult your tax advisor for more information on your own tax situation, including possible foreign, state and local taxes.

FOR MORE INFORMATION ABOUT PUTNAM U.S. CORE TAX MANAGED FUND

The fund's statement of additional information (SAI)
   includes     additional information about the fund. The
SAI   is     incorporated by reference into this prospectus, which
means    it is     part of this prospectus for legal purposes.
        You may get free copies of these materials, request other information about the fund and other Putnam funds, or make shareholder inquiries, by contacting your financial advisor or Putnam's Web site, or by calling Putnam toll-free at 1-800-225-1581.

You may review and copy information about the fund, including its SAI, at the Securities and Exchange Commission's public reference room in Washington, D.C. You may call the Commission at 1-800-SEC-0330 for information about the operation of the public reference room. You may also access reports and other information about the fund on the Commission's Internet site at http://www.sec.gov. You may get copies of this information, with payment of a duplication fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009. You may need to refer to the fund's file number.


PUTNAM INVESTMENTS
     One Post Office Square
     Boston, Massachusetts 02109
     1-800-225-1581

     ADDRESS CORRESPONDENCE TO
     PUTNAM INVESTOR SERVICES
     P.O. BOX 989
     Boston MA  02103

     File No. 811-   09289
     www.putnaminv.com


                    PUTNAM U.S. CORE TAX MANAGED FUND
               A SERIES OF PUTNAM TAX MANAGED FUNDS TRUST

                               FORM N-1A
                                 PART B

               STATEMENT OF ADDITIONAL INFORMATION ("SAI")
                               July 1    , 1999

This SAI is not a prospectus and is only authorized for distribution when accompanied or preceded by the prospectus of the
fund dated    July 1    , 1999, as revised from time to time.
This SAI contains information that may be useful to investors but that is not included in the prospectus. If the fund has more than one form of current prospectus, each reference to the prospectus in this SAI includes all of the fund's prospectuses, unless otherwise noted. The SAI should be read together with the applicable prospectus. For a free copy of the fund's prospectus, call Putnam Investor Services at 1-800-225-1581 or write to Putnam Investor Services, P.O. Box 41203, Providence, RI 02940-1203.

Part I of this SAI contains specific information about the fund.
Part II includes information about the fund and the other Putnam funds.


     TABLE OF CONTENTS
   PART I

FUND ORGANIZATION AND CLASSIFICATION   . . . . . . . . . . . . . .        I-3

INVESTMENT RESTRICTIONS   . . .  . . .  . . . . . . . . . . . . . .       I-3

CHARGES AND EXPENSES   . . . . . . . . . . . . . . . . . . . . . . .      I-5

ADDITIONAL OFFICERS   . . . . . . . . . . . . . . . . . . . . . .. .     I-7

INDEPENDENT ACCOUNTANTS    AND FINANCIAL STATEMENTS .  . . . . . . . .  I-8

PART II

MISCELLANEOUS INVESTMENTS, INVESTMENT PRACTICES AND RISKS    . . .II     -   1
TAXES. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      II-25

MANAGEMENT   . . . . . . . . . . . . . . . . . . . . . . . . . . .       II-28

DETERMINATION OF NET ASSET VALUE   . . . . . . . . . . . . . . . ..      II-36

HOW TO BUY SHARES   . . . . . . . . . . . . . . . . . . . . . . .        II-37

DISTRIBUTION PLANS   . . . . . . . . . . . . . . . . . . . . . . .       II-48

INVESTOR SERVICES   . . . . . . . . . . . . . . . . . . . . . . .        II-49

SIGNATURE GUARANTEES   . . . . . . . . . . . . . . . . . . . . . .       II-52

SUSPENSION OF REDEMPTIONS   . . . . . . . . . . . . . . . . . . .        II-53

SHAREHOLDER LIABILITY   . . . . . . . . . . . . . . . . . . . . .         II-53

STANDARD PERFORMANCE MEASURES   . . . . . . . . . . . . . . . . .         II-53

COMPARISON OF PORTFOLIO PERFORMANCE   . . . . . . . . . . . . . .        II-54

SECURITIES RATINGS   . . . . . . . . . . . . . . . . . . . . . . .       II-58

DEFINITIONS   . . . . . . . . . . . . . . . . . . . . . . . . . .         II-62


                                       SAI
                                      PART I

FUND ORGANIZATION AND CLASSIFICATION

Putnam U.S. Core Tax Managed Fund is a series of Putnam Tax
Managed Funds Trust (the "Trust"), a Massachusetts business trust organized on April 6, 1999. A copy of the Agreement and Declaration of Trust, which is governed by Massachusetts law, is on file with the Secretary of State of The Commonwealth of Massachusetts.

The Trust is an open-end management investment company with an unlimited number of authorized shares of beneficial interest. The Trustees may, without shareholder approval, create two or more series of shares representing separate investment portfolios. Any such series of shares may be divided without shareholder approval into two or more classes of shares having such preferences and special or relative rights and privileges as the Trustees determine. The fund may offer classes of shares with different sales charges and expenses. Because of these different sales charges and expenses, the investment performance of the classes will vary. For more information, including your eligibility to purchase certain classes of shares, contact your investment dealer or Putnam Mutual Funds (at 1-800-225-1581).

Each share has one vote, with fractional shares voting proportionally. Shares of all classes will vote together as a single class except when otherwise required by law or as determined by the Trustees. Shares are freely transferable, are entitled to dividends as declared by the Trustees, and, if the fund were liquidated, would receive the net assets of the fund. The fund may suspend the sale of shares at any time and may refuse any order to purchase shares. Although the fund is not required to hold annual meetings of its shareholders, shareholders holding at least 10% of the outstanding shares entitled to vote have the right to call a meeting to elect or remove Trustees, or to take other actions as provided in the Agreement and Declaration of Trust.

The fund is a "diversified" investment company under the Investment Company Act of 1940. This means that with respect to 75% of its total assets, the fund may not invest more than 5% of its total assets in the securities of any one issuer (except U.S. government securities). The remaining 25% of its total assets is not subject to this restriction. To the extent the fund invests a significant portion of its assets in the securities of a particular issuer, it will be subject to an increased risk of loss if the market value of such issuer's securities declines.

INVESTMENT RESTRICTIONS

AS FUNDAMENTAL INVESTMENT RESTRICTIONS, WHICH MAY NOT BE CHANGED
WITHOUT A VOTE OF A MAJORITY OF THE OUTSTANDING VOTING SECURITIES, THE FUND MAY NOT AND WILL NOT:

(1) Borrow money in excess of 33 1/3% of the value of its total assets (not including the amount borrowed) at the time the borrowing is made.

(2) Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under certain federal securities laws.

(3) Purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, securities which are secured by interests in real estate, and securities which represent interests in real estate, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate or interests therein.

(4) Purchase or sell commodities or commodity contracts, except that the fund may purchase and sell financial futures contracts and options and may enter into foreign exchange contracts and other financial transactions not involving physical commodities.

(5) Make loans, except by purchase of debt obligations in which the fund may invest consistent with its investment policies (including without limitation debt obligations issued by other Putnam funds), by entering into repurchase agreements or by lending its portfolio securities.

(6) With respect to 75% of its total assets, invest in securities of any issuer if, immediately after such investment, more than 5% of the total assets of the fund (taken at current value) would be invested in the securities of such issuer; provided that this limitation does not apply to obligations issued or guaranteed as to interest or principal by the U.S. government or its political subdivisions.

(7) With respect to 75% of its total assets, acquire more than 10% of the voting securities of any issuer.

(8)  Purchase securities (other than securities of the U.S.
government, its agencies or instrumentalities) if, as a result of such purchase, more than 25% of the fund's total assets would be invested in any one industry.

(9) Issue any class of securities which is senior to the fund's shares of beneficial interest.

Although certain of the fund's fundamental investment restrictions permit them to borrow money to a limited extent, the fund does not currently intend to do so.

The Investment Company Act of 1940 provides that a "vote of a majority of the outstanding voting securities" of a fund means the affirmative vote of the lesser of (1) more than 50% of the outstanding fund shares, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding fund shares are represented at the meeting in person or by proxy.

IT IS CONTRARY TO THE FUND'S PRESENT POLICY, WHICH MAY BE CHANGED
WITHOUT SHAREHOLDER APPROVAL, TO:

Invest in (a) securities which are not readily marketable, (b) securities restricted as to resale (excluding securities determined by the Trustees of the Trust (or the person designated by the Trustees of the Trust to make such determinations) to be readily marketable), and (c) repurchase agreements maturing in more than seven days, if, as a result, more than 15% of the fund's net assets (taken at current value) would be invested in securities described in (a), (b) and (c) above.

   The Fund generally will invest at least 65% of its total assets in securities of U.S. companies and expects that typically U.S.
companies will make up significantly more than 65% of its assets.
The Fund considers a company to be a U.S. company if it is
organized under the laws of the United States or, in Putnam
Management    '   s view, it receives more than 50% of its
revenues from the United States.
                   ------------------------

All percentage limitations on investments (other than pursuant to the non-fundamental restriction listed above) will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists
immediately after and as a result of such investment.
              ----------------------------------

CHARGES AND EXPENSES



TRUSTEE RESPONSIBILITIES AND FEES

The Trustees are responsible for generally overseeing the conduct of fund business. Subject to such policies as the Trustees may determine, Putnam Management furnishes a continuing investment program for the fund and makes investment decisions on its behalf. Subject to the control of the Trustees, Putnam Management also manages the fund's other affairs and business.

Each Trustee receives a fee for his or her services. Each Trustee also receives fees for serving as Trustee of other Putnam funds. The Trustees periodically review their fees to assure that such fees continue to be appropriate in light of their responsibilities as well as in relation to fees paid to trustees of other mutual fund complexes. The Trustees meet monthly over a two-day period, except in August. The Board Policy Committee, which consists solely of Trustees not affiliated with Putnam Management and is responsible for recommending Trustee compensation, estimates that Committee and Trustee meeting time together with the appropriate preparation requires the equivalent of at least three business days per Trustee meeting. The following table shows the year each Trustee was first elected a Trustee of the Putnam funds, the estimated fees to be paid to each Trustee by the fund for fiscal 1999 and the fees paid to each Trustee by all of the Putnam funds during calendar year 1998:


COMPENSATION TABLE

                                       ESTIMATED    ESTIMATED PENSION OR    ESTIMATED TOTAL
                         AGGREGATE     RETIREMENT     ANNUAL BENEFITS         COMPENSATION
                        COMPENSATION  BENEFITS ACCRUED    FROM ALL              FROM ALL
                          FROM THE      AS PART OF      PUTNAM FUNDS             PUTNAM
TRUSTEES/YEAR              FUND(1)    FUND EXPENSES   UPON RETIREMENT(2)         FUNDS(3)

JAMESON A. BAXTER/1994      $122           0              $95,000              $207,000(4)
Hans H. Estin/1972           122           0               95,000               182,000
JOHN A. HILL/1985 (5)        130           0              115,000               200,500(4)
RONALD J. JACKSON/1996       122           0               95,000               200,500(4)
PAUL L. JOSKOW/1997          122           0               95,000               180,500(4)
Elizabeth T. Kennan/1992     122           0               95,000               200,500
Lawrence J. Lasser/1992      122           0               95,000               178,500
JOHN H. MULLIN, III/1997     122           0               95,000               180,500(4)
Robert E. Patterson/1984     122           0               95,000               181,500
Donald S. Perkins/1982       122           0               95,000               182,500
William F. Pounds/1971(5)    130           0              115,000               215,000
George Putnam/1957           122           0               95,000               179,500
George Putnam, III/1984      122           0               95,000               181,500
A.J.C. Smith/1986            122           0               95,000               176,500
W. THOMAS STEPHENS/1997      122           0               95,000               181,500(4)
W. NICHOLAS THORNDIKE/1992   122           0               95,000               182,500

(1) Includes an annual retainer and an attendance fee for each meeting attended.
(2) Assumes that each Trustee retires at the normal retirement date. Estimated benefits for each Trustee are based on Trustee fee rates in effect during calendar 1998.
(3) As of December 31, 1998, there were 113 funds in the Putnam family.
(4) Includes compensation deferred pursuant to a Trustee Compensation Deferral Plan.
(5) Includes additional compensation for service as Vice Chairman of the Putnam funds.

Under a Retirement Plan for Trustees of the Putnam funds (the "Plan"), each Trustee who retires with at least five years of service as a Trustee of the funds is entitled to receive an annual retirement benefit equal to one-half of the average annual compensation paid to such Trustee for the last three years of service prior to retirement. This retirement benefit is payable during a Trustee's lifetime, beginning the year following retirement, for a number of years equal to such Trustee's years of service. A death benefit is also available under the Plan which assures that the Trustee and his or her beneficiaries will receive benefit payments for the lesser of an aggregate period of (i) ten years or (ii) such Trustee's total years of service.

The Plan Administrator (a committee comprised of Trustees that are not "interested persons" of the fund, as defined in the Investment Company Act of 1940) may terminate or amend the Plan at any time, but no termination or amendment will result in a reduction in the amount of benefits (i) currently being paid to a Trustee at the time of such termination or amendment, or (ii) to which a current Trustee would have been entitled had he or she retired immediately prior to such termination or amendment.

For additional information concerning the Trustees, see
"Management" in Part II of this SAI.

SHARE OWNERSHIP

At    June 15    , 1999, Putnam Investments, Inc. owned 100% of
the outstanding shares of         the fund. Putnam Investments,
Inc. is incorporated in Massachusetts, and its parent corporation, Marsh & McLennan Companies, Inc., is incorporated in Delaware.
The address of Putnam Investments, Inc. is One Post Office Square, Boston MA 02109.

ADDITIONAL OFFICERS

In addition to the persons listed as fund officers in Part II of this SAI, each of the following persons is also a Vice President of the fund and certain of the other Putnam funds, the total number of which is noted parenthetically. Officers of Putnam Management hold the same offices in Putnam Management's parent company, Putnam Investments, Inc.

OFFICER NAME (AGE) (NUMBER OF FUNDS)

Robert R. Beck (58) (5 funds). Managing Director of Putnam
Management.

Michael P. Stack (40) (5 funds). Senior Vice President of Putnam
Management. Prior to November, 1997, Mr. Stack was a Senior Vice
President and Portfolio Manager at Independence Investment
Associates Inc.





INDEPENDENT ACCOUNTANTS    AND FINANCIAL STATEMENTS

PricewaterhouseCoopers LLP, 160 Federal Street, Boston,
Massachusetts 02110        are the    Fund    '   s independent
accountants, providing audit services, tax return review and other tax consulting services and assistance and consultation in connection with the review of various Securities and Exchange Commission filings. The Report of Independent Accountants and financial statements of the Fund as of and for April 14, 1999 are included in this SAI. The financial statements included in this SAI have been so included in reliance upon the report of the independent accountants, given on their authority as experts in auditing and accounting.


   REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholder and Trustees of Putnam U.S. Core Tax Managed
Fund

In our opinion, the accompanying statement of assets and liabilities and the related statement of operations for April 14, 1999 present fairly, in all material respects, the financial position and the results of operations of Putnam U.S. Core Tax Managed Fund (the "Fund") as of and for April 14, 1999, in conformity with generally accepted accounting principles. These
financial statements are the responsibility of the fund    '   s
management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards, which require that we plan and perform the audit to obtain reasonable assurance about whether these financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for the opinion expressed above.


   PricewaterhouseCoopers LLP
Boston, Massachusetts
June 18, 1999

   STATEMENT OF ASSETS AND LIABILITIES
Putnam U.S. Core Tax Managed Fund

APRIL 14, 1999


Assets:


   Cash...................................................



   $3,000,000
          Unamortized offering costs (Note1)........             22,801

   Total
assets..............................................         3,022,801

   Liabilities:

   Estimated organizational fees and offering costs payable (Note 1)
 ..................             29,801

   Net
assets...................................................       $2,993,000

   Represented by:

   Paid in capital (Notes 1, 2 and 3).............         $3,000,000
   Net investment loss....................              (7,000)
   Net assets applicable to 352,941.176 class A shares
outstanding..................        $2,993,000

   Computation of net asset value, redemption and offering price per share:

          Net asset value and redemption price of class A
shares
   ($2,993,000 by 352,941.176 shares)................        $8.48

          Offering price per class A share (100/94.25 of $8.48), reduced on sales of

          $50,000 or more and in certain other circumstances ..       $9.00

   See Notes to Financial Statements

   STATEMENT OF OPERATIONS
April 14, 1999


Expenses:

   Estimated organizational fees (Note
1).............................................          $7,000

   Net decrease in net assets resulting from operations.....       ($7,000)

   See Notes to Financial Statements

   Notes to Financial Statements

NOTE 1.   ORGANIZATION

Putnam Tax Managed Funds Trust ( the "Trust") was organized as a Massachusetts business trust under an Agreement and Declaration of Trust, dated April 6, 1999, and is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. Putnam U.S. Core Tax Managed Fund (the "fund"), a series of the Trust, offers class A shares. Its Agreement and Declaration of Trust permits the issuance of an unlimited number of shares. The fund has had no operations other than those related to organizational matters and the initial
capital contribution of $3,000,000 to the fund.  The fund    '   s
outstanding shares are owned by Putnam Investments, Inc.

Upon the sale of its shares to the public, the fund will become liable for registration fees payable to the Securities and Exchange Commission and for not more than $125,000 of expenses in connection with its organization and the initial public offering of its shares. Putnam Investment Management, Inc. ("Putnam Management"), a wholly-owned subsidiary of Putnam Investments, Inc., will pay any such expenses in excess of that amount and will pay all such expenses in the event that the initial public offering is withdrawn. At April 14, 1999 estimated organizational fees are $7,000 and estimated offering costs are $22,801, based upon estimated registration, legal and accounting costs. The organizational fees are expensed as incurred and the offering costs will be deferred and amortized over a twelve month period on a straight line basis.

NOTE 2.  MANAGEMENT FEE, ADMINISTRATIVE SERVICES AND OTHER TRANSACTION

The fund has entered into a Management Contract with Putnam Management. As compensation for the services rendered, facilities furnished, and expenses borne by Putnam Management, the fund will pay Putnam Management a fee, computed and paid quarterly based on the average net assets of the fund for the quarter. Such fee is based on the following annual rates: 0.70% of the first $500 million of the average net asset value of the fund; 0.60% of the next $500 million of such average net asset value; 0.55% of the next $500 million of such average net asset value; 0.50% of the next $5 billion of such average net asset value; 0.475% of the next $5 billion of such average net asset value; 0.455% of the next $5 billion of such average net asset value; 0.44% of the next $5 billion of such average net asset value; and 0.43% thereafter.

In order to limit the fund    '   s expenses during it start-up
period, Putnam Management has agreed to limit its compensation (and, to the extent necessary, bear other expenses of the fund) through December 31, 1999 to the extent that the expenses of the fund (exclusive of brokerage, interest, taxes, organizational and
extraordinary expenses, and payments under the fund    '   s
distribution plan) would exceed an annual rate of 1.25% of the
fund    '   s average net assets.  For the purpose of determining
such limitation on Putnam Management    '   s compensation,
expenses of the fund shall not reflect the application of commissions or cash management credits that may reduce designated fund expenses. With Trustee approval, this expense limitation may be terminated earlier, in which event shareholders would be notified.

The fund reimburses Putnam Management an allocated amount for the compensation and related expense of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund    '   s assets are provided by
Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam
Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

NOTE 3. DISTRIBUTION PLAN

The fund has entered into a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. The plan provides for payment to Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments, Inc., at the annual rate of up to 0.35% of the average net assets of class A shares. The fund is not currently making any payments pursuant to the plan.


Putnam U.S. Core Tax Managed Fund
   Portfolio of investments owned
   May 31, 1999 (Unaudited)
   Common Stocks  (97.5%) (a)
   Number of Shares
   Value
   Aerospace and Defense  (0.6%)

   420
   Boeing Co.

   $17,745
   Broadcasting  (15.4%)

   400
   Adelphia Communications Corp. (NON)

   30,200
   800
   Ascend Communications, Inc. (NON)

   74,150
   1,800
   AT&T Corp. - Liberty Media, Class A (NON)

   119,578
   1,550
   CBS Corp. (NON)

   64,713
   2,100
   MediaOne Group Inc. (NON)

   155,138
   443,779
   Business Equipment and Services  (3.8%)

   2,200
   Cendant Corp. (NON)

   40,563
   400
   Cisco Systems, Inc.

   43,600
   260
   Hewlett-Packard Co.

   24,521
   108,684
   Chemicals  (1.2%)

   300
   du Pont (E.I.) de Nemours & Co., Ltd.

   19,631
   400
   Morton International, Inc.

   15,600
   35,231
   Computer Services and Software  (9.6%)

   700
   Computer Associates International, Inc.

   33,119
   700
   Electronic Data Systems Corp.

   39,375
   800
   IBM Corp.

   93,050
   1,150
   Microsoft Corp.

   92,791
   1,300
   Parametric Technology Corp. (NON)

   18,038
   276,373
   Conglomerates  (0.4%)

   200
   United Technologies Corp.

   12,413
   Consumer Non Durables  (0.7%)


   200
   Colgate-Palmolive Co.

   19,975
   Consumer Related  (1.6%)

   900
   Lowe's Cos., Inc.

   46,744
   Consumer Services  (0.8%)

   200
   America Online, Inc.

   23,875
   Electronics and Electrical Equipment  (7.6%)

   200
   Applied Materials, Inc. (NON)

   11,000
   290
   Honeywell, Inc.

   27,441
   700
   Intel Corp.

   37,844
   1,000
   Motorola, Inc.

   82,813
   200
   Tandy Corp.

   16,500
   400
   Texas Instruments, Inc.

   43,750
   219,348
   Entertainment  (0.7%)

   500
   Viacom, Inc. Class B

   19,250
   Food and Beverages  (0.6%)

   500
   Coca-Cola Enterprises, Inc.

   18,125
   Forest Products  (0.4%)

   300
   Willamette Industries, Inc.

   12,713
   Health Care  (1.8%)

   750
   Merck & Co., Inc.

   50,625
   Information Systems  (0.6%)

   400
   Galileo International, Inc.

   18,000
   Insurance and Finance  (14.7%)

   300
   American Express Co.

   36,356
   700
   American General Corp.

   50,575
   500
   American International Group, Inc.

   57,156
   300
   CIGNA Corp.

   27,975
   1,300
   Citigroup, Inc.

   86,125
   400
   Fifth Third Bancorp

   27,275
   200
   Franklin Resources, Inc.

   8,700
   100
   Goldman Sachs Group, Inc. (The) (NON)

   6,794
   520
   Mercantile Bancorp., Inc.

   30,388
   300
   Morgan Stanley, Dean Witter,  Discover and Co.

   28,950
   375
   Providian Financial Corp.

   35,977
   220
   Washington Mutual, Inc.

   8,401
   500
   Wells Fargo Co.

   20,000
   424,672
   Lodging  (0.3%)

   300
   Starwood Hotels & Resorts Worldwide, Inc.

   9,825
   Medical Supplies and Devices  (5.8%)

   500
   Bergen Brunswig Corp. Class A

   11,000
   1,800
   Tyco International Ltd.

   157,275
   168,275
   Oil and Gas  (6.0%)

   400
   Chevron, Inc.

   37,075
   1,600
   Conoco, Inc.



   43,400
   900
   Halliburton Co.



   37,238
   425
   Mobil Corp.



   43,031
   300
   Unocal Corp.



   11,925











   172,669
   Packaging and Containers  (1.1%)











   500
   Sealed Air Corp. (NON)



   31,063
   Paper and Forest Products  (0.3%)











   250
   Westvaco Corp.



   7,141
   Pharmaceuticals  (5.2%)











   1,100
   American Home Products Corp.



   63,388
   1,300
   Pharmacia & Upjohn, Inc.



   72,069
   250
   Warner-Lambert Co.



   15,500












150,957


Publishing  (0.5%)











   300
   McGraw-Hill, Inc.



   15,563
   Retail  (9.0%)











   300
   Albertsons, Inc.



   16,050
   800
   Costco Companies, Inc. (NON)



   58,000
   1,100
   CVS Corp.



   50,600
   1,700
   Rite Aid Corp.



   42,500
   1,300
   TJX Cos., Inc. (The)



   39,000
   629
   Toys R Us (NON)



   14,506
   400
   Tricon Global Restaurants, Inc. (NON)

   23,300
   400
   Wal-Mart Stores, Inc.

   17,050
   261,006
   Telecommunications  (8.4%)

   300
   MCI WorldCom, Inc. (NON)

   25,913
   700
   SBC Communications, Inc.

   35,788
   1,200
   Sprint Corp.

   135,300
   1,000
   Sprint PCS

   45,000
   242,001
   transportation  (0.4%)

   400
   Burlington Northern Santa Fe Corp.

   12,400
   Total Investments (cost $2,866,933) (b)

   $2,818,452
   NOTES

   (a)
   Percentages indicated are based on net assets of $2,889,897.
   (b)
   The aggregate identified cost on a tax basis is $2,866,933, resulting in gross unrealized appreciation and Depreciation of $97,095 and $145,576, respectively, or net unrealized depreciation of $48,481.

   (NON)
    Non-income-producing security.

SWAP CONTRACTS OUTSTANDING AT MAY 31, 1999 (UNAUDITED)

Notional Amount
   Termination Date
   Unrealized Depreciation

   Agreement with Lehman Brothers Securities Asia Ltd. Dated April 29, 1999 to receive (pay) quarterly the notional amount multiplied by the return of Firstar Corp. and pay the notional amount multiplied by three month LIBOR adjusted by a specified spread.

   $85,300
   Oct-99
   $(12,045)

   The accompanying notes are an integral part of these financial statements.

Putnam U.S. Core Tax Managed Fund
   Statement of assets and liabilities
   May 31, 1999 (Unaudited)

   Assets
   Investments in securities, at value
   (identified cost $2,866,933) (Note 1)
   $2,818,452
   Cash
   101,560
   Dividends receivable
   2,307
   Receivable for securities sold
   65,305
   Unamortized offering costs (Note 1)
   19,865
   Receivable from Manager (Note 2)
   3,121


   Total assets
   3,010,610
   Liabilities

   Payable for securities purchased
   75,094
   Payable for investor servicing and custodian fees (Note 2)
   500
   Payable for compensation of Trustees (Note 2)
   329
   Payable for administrative services (Note 2)
   5
   Payable for organization expenses and offering costs (Note
1)
   29,801
   Payable for open swap contract (Note 1)
   12,045
   Other accrued expenses
   2,939


   Total liabilities
   120,713
   Net assets
   $2,889,897
   Represented by

   Paid-in capital (Notes 1 and 4)
   $3,000,000
   Accumulated net investment loss on investments (Note 1)
   (6,030)
   Accumulated net realized loss on investments (Note 1)
   (43,547)
   Net unrealized depreciation of investments and assets and
liabilities in foreign currencies
   (60,526)


   Total     -    Representing net assets applicable to capital
shares outstanding
   $2,889,897
   Computation of net asset value and offering price

   Net asset value and redemption price per share

   ($2,889,897 divided by 352,941shares)
    $8.19
   Offering price per share (100/94.25 of $8.19)*
    $8.69




   *On single retail sales of less than $50,000. On sales of
$50,000 or more         and on group sales the offering price is reduced.

   The accompanying notes are an integral part of these financial statements.


Putnam U.S. Core Tax Managed Fund

   Statement of operations

   For the period April 15, 1999 (commencement of operations) to May 31, 1999 (Unaudited)

   Investment income:

   Dividends
   $3,079
   Interest
   1,554


   Total investment income
   4,633
   Expenses:

   Compensation of Manager (Note 2)
   546
   Investor servicing and custodian fees (Note 2)
   500
   Compensation of Trustees (Note 2)
   328
   Administrative services (Note 2)
   5
   Amortization of offering costs (Note 1)
   2,936
   Organizational expenses (Note 1)
   7,000
   Reports to shareholders
   710
   Registration fees
   26
   Auditing
   1,581
   Legal
   684
   Postage
   14
   Fees waived and reimbursed by manager (Note 2)
   (3,667)

   Total expenses
   10,663

   Net investment loss
   (6,030)

   Net realized loss on investments (Notes 1and 3)
   (43,547)
   Net unrealized depreciation of assets and liabilities in
foreign currencies during the period
   (12,045)
   Net unrealized depreciation of investments during the period

   (48,481)




Net loss on investments
   (104,073)
   Net decrease in net assets resulting from operations
   $(110,103)

   The accompanying notes are an integral part of these financial statements.

Putnam U.S. Core Tax Managed Fund

   Statement of changes in net assets

   For the period        April 15        (commence-ment of       operations)
   to May 31       1999*

   Decrease in net assets
Operations:
   Net investment loss        $       (6,030)
   Net realized loss on investments        (43,547)

   Net unrealized depreciation of investments and assets and
liabilities in foreign currencies       (60,526)

   Total decrease in net assets resulting from operations        (110,103)

   Net assets

   Beginning of period (Note 4)       3,000,000

   End of period (including accumulated net investment loss of $6,030)
   $2,889,897

   *Unaudited

   The accompanying notes are an integral part of these financial statements.

Putnam U.S. Core Tax Managed Fund

Notes to financial statements
May 31, 1999 (Unaudited)

NOTE 1
SIGNIFICANT ACCOUNTING POLICIES

Putnam U.S. Core Tax Managed Fund (the "fund") is a series of Putnam Tax Managed Funds Trust (the "trust") which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks long-term growth of capital on an after-tax basis by investing primarily in common stocks of U.S. companies that Putnam Investment Management, Inc. ("Putnam Management"), the
fund    '   s manager, a wholly-owned subsidiary of Putnam
Investments, Inc. believes have potential for long-term growth greater than market averages or believes are undervalued compared to underlying asset values or earning potential and have potential for long-term growth.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) SECURITY VALUATIONInvestments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price, or, if no sales are reported
    -    as in the case of some securities traded over-the-counter
    - the last reported bid price. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost which approximates market, and other investments are stated at fair value following procedures approved by the Trustees.

B) JOINT TRADING ACCOUNTPursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) REPURCHASE AGREEMENTSThe fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party
repurchase agreements is held at the counterparty    '   s
custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOMESecurity transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date.

E) FOREIGN CURRENCY TRANSLATIONThe accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding
taxes recorded on the fund    '   s books and the U.S. dollar
equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

F) SWAP CONTRACTSThe fund may engage in swap agreements, which are an agreement to exchange the return generated by one instrument for the return generated by another instrument. The fund may enter into equity swap agreements, to manage its exposure to equity markets, which involve a commitment by one party to pay interest in exchange for a market linked return based on a notional amount. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty, respectively. Equity swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made at the end of the measurement period are recorded as realized gains or losses. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform.


   G) FEDERAL TAXESIt is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

H) DISTRIBUTIONS TO SHAREHOLDERSDistributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include temporary and permanent differences of losses on wash sale transactions, foreign currency gains and losses and realized and unrealized gains and losses on passive foreign investment
companies.  Reclassifications are made to the fund    '   s
capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

I) EXPENSES OF THE TRUSTExpenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

J) ORGANIZATION EXPENSESExpenses incurred by the fund in connection with its organization, its registration with the Securities and Exchange Commission and with various states and the initial public offering of its shares were $29,801. The offering costs of $22,801, are being amortized on a straight line basis over a twelve month period.

NOTE 2
MANAGEMENT FEE, ADMINISTRATIVE SERVICES, AND OTHER TRANSACTIONS

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.70% of the first $500 million of average net assets, 0.60% of the next $500 million, 0.55% of the next $500 million, 0.50% of the next $5 billion 0.475% of the next $5 billion, 0.455% of the next $5 billion, 0.44% of the next $5 billion, and 0.43% thereafter.

Putnam Management has agreed to limit its compensation (and, to the extent necessary, bear other expenses) through December 31, 1999, to the extent that expenses of the fund (exclusive of brokerage commissions, interest, taxes, deferred organizational and extraordinary expenses, credits from Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. and
payments under the Trust    '   s distribution plan) would exceed
an annual rate of 1.25% of the fund    '   s average net assets.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund    '   s assets are provided by
PFTC. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the period ended May 31, 1999, fund expenses were reduced by $0 under expense offset arrangements with PFTC and brokerage service arrangements. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $100 has been allocated to the fund, and an additional fee for
each Trustee    '   s meeting attended. Trustees who are not
interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments, Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plan provides for payment by the fund to Putnam Mutual Funds Corp. at an annual rate of up to 0.35% of
the fund    '   s average net assets. The fund is not currently
making any payments pursuant to the Plan.

For the period ended May 31, 1999, Putnam Mutual Funds Corp., acting as underwriter received no net commissions from the sale of shares of the fund. A deferred sales charge of up to 1% is assessed on certain redemptions of shares. For the period ended May 31, 1999, Putnam Mutual Funds Corp., acting as underwriter received no monies on redemptions.

NOTE 3
PURCHASES AND SALES OF SECURITIES

During the period ended May 31, 1999, purchases and sales of investment securities other than short-term investments aggregated $3,512,184 and $601,704, respectively. There were no purchases and sales of U.S. government obligations. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

NOTE 4
INITIAL CAPITALIZATION AND
OFFERING OF SHARES

The trust was established as a Massachusetts business trust on April 6, 1999. During the period April 6, 1999 to April 15, 1999 the fund had no operations other than those related to organizational matters, including the initial capital contribution of $3,000,000 and the issuance of 352,941 shares to Putnam Mutual Funds Corp., a wholly- owned subsidiary of Putnam Investments, Inc. on April 14, 1999.

At May 31, 1999, Putnam Investments, Inc. owned 352,941shares of the fund (100.0% of shares outstanding), valued at $2,889,847.

                            II-1
4/29/99

                      TABLE OF CONTENTS

MISCELLANEOUS INVESTMENTS, INVESTMENT PRACTICES AND RISKS    II-1

TAXES..                                                     II-25

MANAGEMENT                                                  II-28

DETERMINATION OF NET ASSET VALUE                            II-36

HOW TO BUY SHARES                                           II-37

DISTRIBUTION PLANS                                          II-48

INVESTOR SERVICES                                           II-52

SIGNATURE GUARANTEES                                        II-55

SUSPENSION OF REDEMPTIONS                                   II-56

SHAREHOLDER LIABILITY                                       II-56

STANDARD PERFORMANCE MEASURES                               II-56

COMPARISON OF PORTFOLIO PERFORMANCE                         II-57

SECURITIES RATINGS                                          II-61

DEFINITIONS                                                 II-65




                        THE PUTNAM FUNDS
     STATEMENT OF ADDITIONAL INFORMATION ("SAI")
                       PART II

As noted in the prospectus, in addition to the principal investment strategies and the principal risks described in the prospectus, the fund may employ other investment practices and may be subject to other risks, which are described below. Because the following is a combined description of investment strategies of all of the Putnam funds, certain matters described herein may not apply to your fund. Unless a strategy or policy described below is specifically prohibited by the investment restrictions explained in a fund's prospectus or part I of this SAI, or by applicable law, the fund may engage in each of the practices described below.
Shareholders who purchase shares at net asset value through employer-sponsored defined contribution plans should also consult their employer for information about the extent to which the matters described below apply to them.

MISCELLANEOUS INVESTMENTS, INVESTMENT PRACTICES AND
RISKS

Foreign Investments

The fund may invest in securities of foreign issuers. These foreign investments involve certain special risks described below.

Foreign securities are normally denominated and traded in foreign currencies. As a result, the value of the fund's foreign investments and the value of its shares may be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar. There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers. Foreign brokerage commissions and other fees are also generally higher than in the United States. Foreign settlement procedures and trade regulations may involve certain risks (such as delay in payment or delivery of securities or in the recovery of the fund's assets held abroad) and expenses not present in the settlement of investments in U.S. markets.

In addition, the fund's investments in foreign securities may be subject to the risk of nationalization or expropriation of assets, imposition of currency exchange controls, foreign withholding taxes or restrictions on the repatriation of foreign currency, confiscatory taxation, political or financial instability and diplomatic developments which could affect the value of the fund's investments in certain foreign countries. Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign withholding taxes, and special U.S. tax considerations may apply.

Legal remedies available to investors in certain foreign countries may be more limited than those available with respect to investments in the United
States or in other foreign countries. The laws of some foreign countries may limit the fund's ability to invest in securities of certain issuers organized under the laws of those foreign countries.

The risks described above, including the risks of
nationalization or expropriation of assets, are
typically increased in connection with investments in
"emerging markets."   For example, political and
economic structures in these countries may be in their infancy and developing rapidly, and such countries may lack the social, political and economic stability characteristic of more developed countries.
Certain of these countries have in the past failed to recognize private property rights and have at times nationalized and expropriated the assets of private companies. High rates of inflation or currency devaluations may adversely affect the economies and securities markets of such countries. Investments in emerging markets may be considered speculative.

The currencies of certain emerging market countries have experienced a steady devaluation relative to the U.S. dollar, and continued devaluations may adversely affect the value of a fund's assets denominated in such currencies. Many emerging market companies have experienced substantial, and in some periods extremely high, rates of inflation or deflation for many years, and continued inflation may adversely affect the economies and securities markets of such countries.

In addition, unanticipated political or social developments may affect the value of the fund's investments in emerging markets and the availability to the fund of additional investments in these markets. The small size, limited trading volume and relative inexperience of the securities markets in these countries may make the fund's investments in securities traded in emerging markets illiquid and more volatile than investments in securities traded in more developed countries, and the fund may be required to establish special custodial or other arrangements before making investments in securities traded in emerging markets. There may be little financial or accounting information available with respect to issuers of emerging market securities, and it may be difficult as a result to assess the value of prospects of an investment in such securities.

Certain of the foregoing risks may also apply to some extent to securities of U.S. issuers that are denominated in foreign currencies or that are traded in foreign markets, or securities of U.S. issuers having significant foreign operations.

Foreign Currency Transactions

The fund may engage without limit in currency exchange transactions, including purchasing and selling foreign currency, foreign currency options, foreign currency forward contracts and foreign currency futures contracts and related options, to manage its exposure to foreign currencies. In addition, the fund may write covered call and put options on foreign currencies for the purpose of increasing its current return.

Generally, the fund may engage in both "transaction hedging" and "position hedging." The fund may also engage in foreign currency transactions for non-hedging purposes, subject to applicable law. When it engages in transaction hedging, the fund enters into foreign currency transactions with respect to specific receivables or payables, generally arising in connection with the purchase or sale of portfolio securities. The fund will engage in transaction hedging when it desires to "lock in" the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. By transaction hedging the fund will attempt to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S.
dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is earned, and the date on which such payments are made or received.

The fund may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that foreign currency. If conditions warrant, for transaction hedging purposes the fund may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts. A foreign currency forward contract is a negotiated agreement to exchange currency at a future time at a rate or rates that may be higher or lower than the spot rate.
Foreign currency futures contracts are standardized exchange-traded contracts and have margin requirements. In addition, for transaction hedging purposes the fund may also purchase or sell exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies.
The fund may also enter into contracts to purchase or sell foreign currencies at a future date
("forward contracts") and purchase and sell foreign currency futures contracts.

For transaction hedging purposes the fund may also purchase exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies. A put option on a futures contract gives the fund the right to assume a short position in the futures contract until the expiration of the option. A put option on a currency gives the fund the right to sell the currency at an exercise price until the expiration of the option. A call option on a futures contract gives the fund the right to assume a long position in the futures contract until the expiration of the option. A call option on a currency gives the fund the right to purchase the currency at the exercise price until the expiration of the option.

The fund may engage in position hedging to protect against a decline in the value relative to the U.S.
dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of the currency in which the securities the fund intends to buy are denominated, when the fund holds cash or short-term investments). For position hedging purposes, the fund may purchase or sell, on exchanges or in overthe-counter markets, foreign currency futures contracts, foreign currency forward contracts and options on foreign currency futures contracts and on foreign currencies. In connection with position hedging, the fund may also purchase or sell foreign currency on a spot basis.

It is impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, it may be necessary for the fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency the fund is obligated to deliver and a decision is made to sell the security or securities and make delivery of the foreign currency.
Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities if the market value of such security or securities exceeds the amount of foreign currency the fund is obligated to deliver.

Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities which the fund owns or intends to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time.
Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result from the increase in value of such currency. See "Risk factors in options transactions."

The fund may seek to increase its current return or to offset some of the costs of hedging against fluctuations in current exchange rates by writing covered call options and covered put options on foreign currencies. The fund receives a premium from writing a call or put option, which increases the fund's current return if the option expires unexercised or is closed out at a net profit. The fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written.

The fund's currency hedging transactions may call for the delivery of one foreign currency in exchange for another foreign currency and may at times not involve currencies in which its portfolio securities are then denominated. Putnam Management will engage in such "cross hedging" activities when it believes that such transactions provide significant hedging opportunities for the fund. Cross hedging transactions by the fund involve the risk of imperfect correlation between changes in the values of the currencies to which such transactions relate and changes in the value of the currency or other asset or liability which is the subject of the hedge.

The fund may also engage in non-hedging currency transactions. For example, Putnam Management may believe that exposure to a currency is in the fund's best interest but that securities denominated in that currency are unattractive. In that case the fund may purchase a currency forward contract or option in order to increase its exposure to the currency. In accordance with SEC regulations, the fund will segregate liquid assets in its portfolio to cover forward contracts used for non-hedging purposes.

The value of any currency, including U.S. dollars and foreign currencies, may be affected by complex political and economic factors applicable to the issuing country. In addition, the exchange rates of foreign currencies (and therefore the values of foreign currency options, forward contracts and futures contracts) may be affected significantly, fixed, or supported directly or indirectly by U.S.
and foreign government actions. Government intervention may increase risks involved in purchasing or selling foreign currency options, forward contracts and futures contracts, since exchange rates may not be free to fluctuate in response to other market forces.

The value of a foreign currency option, forward contract or futures contract reflects the value of an exchange rate, which in turn reflects relative values of two currencies, the U.S. dollar and the foreign currency in question. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the exercise of foreign currency options, forward contracts and futures contracts, investors may be disadvantaged by having to deal in an odd-lot market for the underlying foreign currencies in connection with options at prices that are less favorable than for round lots. Foreign governmental restrictions or taxes could result in adverse changes in the cost of acquiring or disposing of foreign currencies.

There is no systematic reporting of last sale information for foreign currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large round-lot transactions in the interbank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.

The decision as to whether and to what extent the fund will engage in foreign currency exchange transactions will depend on a number of factors, including prevailing market conditions, the composition of the fund's portfolio and the availability of suitable transactions. Accordingly, there can be no assurance that the fund will engage in foreign currency exchange transactions at any given time or from time to time.

Currency forward and futures contracts. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancelable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee.
The contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A foreign currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a price set at the time of the contract. Foreign currency futures contracts traded in the United
States are designed by and traded on exchanges regulated by the CFTC, such as the New York
Mercantile Exchange.

Forward foreign currency exchange contracts differ from foreign currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month.
Forward contracts may be in any amount agreed upon by the parties rather than predetermined amounts. Also, forward foreign exchange contracts are traded directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.

At the maturity of a forward or futures contract, the fund either may accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract.
Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

Positions in the foreign currency futures contracts may be closed out only on an exchange or board of trade which provides a secondary market in such contracts. Although the fund intends to purchase or sell foreign currency futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position and, in the event of adverse price movements, the fund would continue to be required to make daily cash payments of variation margin.

Foreign currency options. In general, options on foreign currencies operate similarly to options on securities and are subject to many of the risks described above. Foreign currency options are traded primarily in the over-the-counter market, although options on foreign currencies are also listed on several exchanges. Options are traded not only on the currencies of individual nations, but also on the euro, the joint currency of most countries in the European Union.

The fund will only purchase or write foreign currency options when Putnam Management believes that a liquid secondary market exists for such options. There can be no assurance that a liquid secondary market will exist for a particular option at any specific time.
Options on foreign currencies are affected by all of those factors which influence foreign exchange rates and investments generally.

Settlement procedures. Settlement procedures relating to the fund's investments in foreign securities and to the fund's foreign currency exchange transactions may be more complex than settlements with respect to investments in debt or equity securities of U.S. issuers, and may involve certain risks not present in the fund's domestic investments. For example, settlement of transactions involving foreign securities or foreign currencies may occur within a foreign country, and the fund may be required to accept or make delivery of the underlying securities or currency in conformity with any applicable U.S. or foreign restrictions or regulations, and may be required to pay any fees, taxes or charges associated with such delivery. Such investments may also involve the risk that an entity involved in the settlement may not meet its obligations.

Foreign currency conversion. Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (the "spread") between prices at which they are buying and selling various currencies.
Thus, a dealer may offer to sell a foreign currency to the fund at one rate, while offering a lesser rate of exchange should the fund desire to resell that currency to the dealer.

Options on Securities

Writing covered options. The fund may write covered call options and covered put options on optionable securities held in its portfolio, when in the opinion of Putnam Management such transactions are consistent with the fund's investment objective(s) and policies.
Call options written by the fund give the purchaser the right to buy the underlying securities from the fund at a stated exercise price; put options give the purchaser the right to sell the underlying securities to the fund at a stated price.

The fund may write only covered options, which means that, so long as the fund is obligated as the writer of a call option, it will own the underlying securities subject to the option (or comparable securities satisfying the cover requirements of securities exchanges). In the case of put options, the fund will hold cash and/or high-grade short-term debt obligations equal to the price to be paid if the option is exercised. In addition, the fund will be considered to have covered a put or call option if and to the extent that it holds an option that offsets some or all of the risk of the option it has written. The fund may write combinations of covered puts and calls on the same underlying security.

The fund will receive a premium from writing a put or call option, which increases the fund's return on the underlying security in the event the option expires unexercised or is closed out at a profit. The amount of the premium reflects, among other things, the relationship between the exercise price and the current market value of the underlying security, the volatility of the underlying security, the amount of time remaining until expiration, current interest rates, and the effect of supply and demand in the options market and in the market for the underlying security. By writing a call option, the fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option but continues to bear the risk of a decline in the value of the underlying security. By writing a put option, the fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then-current market value, resulting in a potential capital loss unless the security subsequently appreciates in value.

The fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction, in which it purchases an offsetting option. The fund realizes a profit or loss from a closing transaction if the cost of the transaction (option premium plus transaction costs) is less or more than the premium received from writing the option. If the fund writes a call option but does not own the underlying security, and when it writes a put option, the fund may be required to deposit cash or securities with its broker as "margin," or collateral, for its obligation to buy or sell the underlying security. As the value of the underlying security varies, the fund may have to deposit additional margin with the broker. Margin requirements are complex and are fixed by individual brokers, subject to minimum requirements currently imposed by the Federal Reserve Board and by stock exchanges and other self-regulatory organizations.

Purchasing put options. The fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. Such protection is provided during the life of the put option since the fund, as holder of the option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. In order for a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, the fund will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs.

Purchasing call options. The fund may purchase call options to hedge against an increase in the price of securities that the fund wants ultimately to buy.
Such hedge protection is provided during the life of the call option since the fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs.

Risk Factors in Options Transactions

The successful use of the fund's options strategies depends on the ability of Putnam Management to forecast correctly interest rate and market movements. For example, if the fund were to write a call option based on Putnam Management's expectation that the price of the underlying security would fall, but the price were to rise instead, the fund could be required to sell the security upon exercise at a price below the current market price. Similarly, if the fund were to write a put option based on Putnam
Management's expectation that the price of the underlying security would rise, but the price were to fall instead, the fund could be required to purchase the security upon exercise at a price higher than the current market price.

When the fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the fund exercises the option or enters into a closing sale transaction before the option's expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the fund will lose part or all of its investment in the option. This contrasts with an investment by the fund in the underlying security, since the fund will not realize a loss if the security's price does not change.

The effective use of options also depends on the fund's ability to terminate option positions at times when Putnam Management deems it desirable to do so.
There is no assurance that the fund
will be able to effect closing transactions at any particular time or at an acceptable price.

If a secondary market in options were to become unavailable, the fund could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A market may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events -- such as volume in excess of trading or clearing capability -- were to interrupt its normal operations.

A market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. For example, if an underlying security ceases to meet qualifications imposed by the market or the Options
Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited. If an options market were to become unavailable, the fund as a holder of an option would be able to realize profits or limit losses only by exercising the option, and the fund, as option writer, would remain obligated under the option until expiration or exercise.

Disruptions in the markets for the securities underlying options purchased or sold by the fund could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well.
As a result, the fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with considerable losses if trading in the security reopens at a substantially different price. In addition, the Options Clearing Corporation or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, the fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If the Options Clearing Corporation were to determine that the available supply of an underlying security appears insufficient to permit delivery by the writers of all outstanding calls in the event of exercise, it may prohibit indefinitely the exercise of put options. The fund, as holder of such a put option, could lose its entire investment if the prohibition remained in effect until the put option's expiration.

Foreign-traded options are subject to many of the same risks presented by internationally-traded securities. In addition, because of time differences between the United States and various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.

Over-the-counter ("OTC") options purchased by the fund and assets held to cover OTC options written by the fund may, under certain circumstances, be considered illiquid securities for purposes of any limitation on the fund's ability to invest in illiquid securities.

Investments in Miscellaneous Fixed-Income Securities

If the fund may invest in inverse floating obligations, premium securities, or interest-only or principal-only classes of mortgage-backed securities
(IOs and POs), it may do so without
limit. The fund, however, currently does not intend to invest more than 15% of its assets in inverse floating obligations or more than 35% of its assets in IOs and POs under normal market conditions.

Lower-rated Securities

The fund may invest in lower-rated fixed-income securities (commonly known as "junk bonds"). The lower ratings of certain securities held by the fund reflect a greater possibility that adverse changes in the financial condition of the issuer or in general economic conditions, or both, or an unanticipated rise in interest rates, may impair the ability of the issuer to make payments of interest and principal.
The inability (or perceived inability) of issuers to make timely payment of interest and principal would likely make the values of securities held by the fund more volatile and could limit the fund's ability to sell its securities at prices approximating the values the fund had placed on such securities. In the absence of a liquid trading market for securities held by it, the fund at times may be unable to establish the fair value of such securities.

Securities ratings are based largely on the issuer's historical financial condition and the rating agencies' analysis at the time of rating.
Consequently, the rating assigned to any particular security is not necessarily a reflection of the issuer's current financial condition, which may be better or worse than the rating would indicate. In addition, the rating assigned to a security by Moody's Investors Service, Inc. or Standard & Poor's
(or by any other nationally recognized securities rating agency) does not reflect an assessment of the volatility of the security's market value or the liquidity of an investment in the security. See
"Securities ratings."

Like those of other fixed-income securities, the
values of lowerrated securities fluctuate in response
to changes in interest rates.  A decrease in interest
rates will generally result in an increase in the
value of the fund's assets.  Conversely, during
periods of rising interest rates, the value of the
fund's assets will generally decline.  The values of
lower-rated securities may often be affected to a
greater extent by changes in general economic
conditions and business conditions affecting the
issuers of such securities and their industries.
Negative publicity or investor perceptions may also
adversely affect the values of lower-rated
securities.   Changes by nationally recognized
securities rating agencies in their ratings of any fixed-income security and changes in the ability of an issuer to make payments of interest and principal may also affect the value of these investments.
Changes in the value of portfolio securities generally will not affect income derived from these securities, but will affect the fund's net asset value. The fund will not necessarily dispose of a security when its rating is reduced below its rating at the time of purchase. However, Putnam Management will monitor the investment to determine whether its retention will assist in meeting the fund's investment objective(s).

Issuers of lower-rated securities are often highly leveraged, so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. Such issuers may not have more traditional methods of financing available to them and may be unable to repay outstanding obligations at maturity by refinancing. The risk of loss due to default in payment of interest or repayment of principal by such issuers is significantly greater because such securities frequently are unsecured and subordinated to the prior payment of senior indebtedness.

At times, a substantial portion of the fund's assets may be invested in securities of which the fund, by itself or together with other funds and accounts managed by Putnam Management or its affiliates, holds all or a major portion. Although Putnam Management generally considers such securities to be liquid because of the availability of an institutional market for such securities, it is possible that, under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the fund could find it more difficult to sell these securities when Putnam Management believes it advisable to do so or may be able to sell the securities only at prices lower than if they were more widely held. Under these circumstances, it may also be more difficult to determine the fair value of such securities for purposes of computing the fund's net asset value. In order to enforce its rights in the event of a default of such securities, the fund may be required to participate in various legal proceedings or take possession of and manage assets securing the issuer's obligations on such securities.
This could increase the fund's operating expenses and adversely affect the fund's net asset value. In the case of tax-exempt funds, any income derived from the fund's ownership or operation of such assets would not be tax-exempt. The ability of a holder of a tax-exempt security to enforce the terms of that security in a bankruptcy proceeding may be more limited than would be the case with respect to securities of private issuers. In addition, the fund's intention to qualify as a "regulated investment company" under the Internal Revenue Code may limit the extent to which the fund may exercise its rights by taking possession of such assets.

Certain securities held by the fund may permit the issuer at its option to "call," or redeem, its securities. If an issuer were to redeem securities held by the fund during a time of declining interest rates, the fund may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed.

The fund may invest without limit in so-called "zero-coupon" bonds and "payment-in-kind" bonds. Zero-coupon bonds are issued at a significant discount from their principal amount in lieu of paying interest periodically. Payment-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. Because zero-coupon and payment-in-kind bonds do not pay current interest in cash, their value is subject to greater fluctuation in response to changes in market interest rates than bonds that pay interest currently. Both zero-coupon and payment-in-kind bonds allow an issuer to avoid the need to generate cash to meet current interest payments. Accordingly, such bonds may involve greater credit risks than bonds paying interest currently in cash. The fund is required to accrue interest income on such investments and to distribute such amounts at least annually to shareholders even though such bonds do not pay current interest in cash.
Thus, it may be necessary at times for the fund to liquidate investments in order to satisfy its dividend requirements.

To the extent the fund invests in securities in the lower rating categories, the achievement of the fund's goals is more dependent on Putnam Management's investment analysis than would be the case if the fund were investing in securities in the higher rating categories. This may be particularly true with respect to taxexempt securities, as the amount of information about the financial condition of an issuer of tax-exempt securities may not be as extensive as that which is made available by corporations whose securities are publicly traded.

Loan Participations

The fund may invest in "loan participations." By purchasing a loan participation, the fund acquires some or all of the interest of a bank or other lending institution in a loan to a particular borrower. Many such loans are secured, and most impose restrictive covenants which must be met by the borrower.

The loans in which the fund may invest are typically made by a syndicate of banks, represented by an agent bank which has negotiated and structured the loan and which is responsible generally for collecting interest, principal, and other amounts from the borrower on its own behalf and on behalf of the other lending institutions in the syndicate and for enforcing its and their other rights against the borrower. Each of the lending institutions, including the agent bank, lends to the borrower a portion of the total amount of the loan, and retains the corresponding interest in the loan.

The fund's ability to receive payments of principal and interest and other amounts in connection with loan participations held by it will depend primarily on the financial condition of the borrower. The failure by the fund to receive scheduled interest or principal payments on a loan participation would adversely affect the income of the fund and would likely reduce the value of its assets, which would be reflected in a reduction in the fund's net asset value. Banks and other lending institutions generally perform a credit analysis of the borrower before originating a loan or participating in a lending syndicate. In selecting the loan participations in which the fund will invest, however, Putnam Management will not rely solely on that credit analysis, but will perform its own investment analysis of the borrowers. Putnam
Management's analysis may include consideration of the borrower's financial strength and managerial experience, debt coverage, additional borrowing requirements or debt maturity schedules, changing financial conditions, and responsiveness to changes in business conditions and interest rates. Because loan participations in which the fund may invest are not generally rated by independent credit rating agencies, a decision by the fund to invest in a particular loan participation will depend almost exclusively on Putnam Management's, and the original lending institution's, credit analysis of the borrower.

Loan participations may be structured in different forms, including novations, assignments, and participating interests.
In a novation, the fund assumes all of the rights of a lending institution in a loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. The fund assumes the position of a co-lender with other syndicate members. As an alternative, the fund may purchase an assignment of a portion of a lender's interest in a loan. In this case, the fund may be required generally to rely upon the assigning bank to demand payment and enforce its rights against the borrower, but would otherwise be entitled to all of such bank's rights in the loan.
The fund may also purchase a participating interest in a portion of the rights of a lending institution in a loan. In such case, it will be entitled to receive payments of principal, interest, and premium, if any, but will not generally be entitled to enforce its rights directly against the agent bank or the borrower, but must rely for that purpose on the lending institution. The fund may also acquire a loan participation directly by acting as a member of the original lending syndicate.

The fund will in many cases be required to rely upon the lending institution from which it purchases the loan participation to collect and pass on to the fund such payments and to enforce the fund's rights under the loan. As a result, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent the fund from receiving principal, interest, and other amounts with respect to the underlying loan. When the fund is required to rely upon a lending institution to pay to the fund principal, interest, and other amounts received by it, Putnam Management will also evaluate the creditworthiness of the lending institution.

The borrower of a loan in which the fund holds a participation interest may, either at its own election or pursuant to terms of the loan documentation, prepay amounts of the loan from time to time. There is no assurance that the fund will be able to reinvest the proceeds of any loan prepayment at the same interest rate or on the same terms as those of the original loan participation.

Corporate loans in which the fund may purchase a loan participation are made generally to finance internal growth, mergers, acquisitions, stock repurchases, leveraged buy-outs, and other corporate activities.
Under current market conditions, most of the corporate loan participations purchased by the fund will represent interests in loans made to finance highly leveraged corporate acquisitions, known as "leveraged buy-out" transactions. The highly leveraged capital structure of the borrowers in such transactions may make such loans especially vulnerable to adverse changes in economic or market conditions. In addition, loan participations generally are subject to restrictions on transfer, and only limited opportunities may exist to sell such participations in secondary markets. As a result, the fund may be unable to sell loan participations at a time when it may otherwise be desirable to do so or may be able to sell them only at a price that is less than their fair market value.

Certain of the loan participations acquired by the fund may involve revolving credit facilities under which a borrower may from time to time borrow and repay amounts up to the maximum amount of the facility. In such cases, the fund would have an obligation to advance its portion of such additional borrowings upon the terms specified in the loan participation. To the extent that the fund is committed to make additional loans under such a participation, it will at all times hold and maintain in a segregated account liquid assets in an amount sufficient to meet such commitments. Certain of the loan participations acquired by the fund may also involve loans made in foreign currencies. The fund's investment in such participations would involve the risks of currency fluctuations described above with respect to investments in the foreign securities.

Floating Rate and Variable Rate Demand Notes

Certain funds may purchase floating rate and variable rate demand notes and bonds. These securities may have a stated maturity in excess of one year, but permit a holder to demand payment of principal plus accrued interest upon a specified number of days notice. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. The issuer has a corresponding right, after a given period, to prepay in its discretion the outstanding principal of the obligation plus accrued interest upon a specific number of days notice to the holders. The interest rate of a floating rate instrument may be based on a known lending rate, such as a bank's prime rate, and is reset whenever such rate is adjusted. The interest rate on a variable rate demand note is reset at specified intervals at a market rate.

Mortgage Related and Asset-backed Securities

The fund may invest in mortgage-backed securities, including collateralized mortgage obligations
("CMOs") and certain stripped mortgage-backed securities. CMOs and other mortgage-backed securities represent a participation in, or are secured by, mortgage loans.

The fund may also invest in asset-backed securities.
Asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, and receivables from credit card agreements. The ability of an issuer of asset-backed securities to enforce its security interest in the underlying assets may be limited.

Mortgage-backed securities have yield and maturity characteristics corresponding to the underlying assets. Unlike traditional debt securities, which may pay a fixed rate of interest until maturity, when the entire principal amount comes due, payments on certain mortgage-backed securities include both interest and a partial repayment of principal.
Besides the scheduled repayment of principal, repayments of principal may result from the voluntary prepayment, refinancing, or foreclosure of the underlying mortgage loans. If property owners make unscheduled prepayments of their mortgage loans, these prepayments will result in early payment of the applicable mortgage-related securities. In that event the fund may be unable to invest the proceeds from the early payment of the mortgage-related securities in an investment that provides as high a yield as the mortgage-related securities.
Consequently, early payment associated with mortgage-related securities may cause these securities to experience significantly greater price and yield volatility than that experienced by traditional fixed income securities. The occurrence of mortgage prepayments is affected by factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions. During periods of falling interest rates, the rate of mortgage prepayments tends to increase, thereby tending to decrease the life of mortgagerelated securities.
During periods of rising interest rates, the rate of mortgage prepayments usually decreases, thereby tending to increase the life of mortgage-related securities. If the life of a mortgage-related security is inaccurately predicted, the fund may not be able to realize the rate of return it expected.

Mortgage-backed and asset-backed securities are less effective than other types of securities as a means of "locking in" attractive long-term interest rates.
One reason is the need to reinvest prepayments of principal; another is the possibility of significant unscheduled prepayments resulting from declines in interest rates. These prepayments would have to be reinvested at lower rates. As a result, these securities may have less potential for capital appreciation during periods of declining interest rates than other securities of comparable maturities, although they may have a similar risk of decline in market value during periods of rising interest rates.
Prepayments may also significantly shorten the effective maturities of these securities, especially during periods of declining interest rates. Conversely, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing the volatility of the fund.

Prepayments may cause losses on securities purchased at a premium. At times, some of the mortgage-backed and asset-backed securities in which the fund may invest will have higher than market interest rates and therefore will be purchased at a premium above their par value. Unscheduled prepayments, which are made at par, will cause the fund to experience a loss equal to any unamortized premium.

CMOs may be issued by a U.S. government agency or instrumentality or by a private issuer. Although payment of the principal of, and interest on, the underlying collateral securing privately issued CMOs may be guaranteed by the U.S. government or its agencies or instrumentalities, these CMOs represent obligations solely of the private issuer and are not insured or guaranteed by the U.S. government, its agencies or instrumentalities or any other person or entity.

Prepayments could cause early retirement of CMOs.
CMOs are designed to reduce the risk of prepayment for investors by issuing multiple classes of securities, each having different maturities, interest rates and payment schedules, and with the principal and interest on the underlying mortgages allocated among the several classes in various ways.
Payment of interest or principal on some classes or series of CMOs may be subject to contingencies or some classes or series may bear some or all of the risk of default on the underlying mortgages. CMOS of different classes or series are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid.
If enough mortgages are repaid ahead of schedule, the classes or series of a CMO with the earliest maturities generally will be retired prior to their maturities. Thus, the early retirement of particular classes or series of a CMO held by the fund would have the same effect as the prepayment of mortgages underlying other mortgage-backed securities.
Conversely, slower than anticipated prepayments can extend the effective maturities of CMOs, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing the volatility of the fund.

Prepayments could result in losses on stripped mortgage-backed securities. Stripped mortgage-backed securities are usually structured with two classes that receive different portions of the interest and principal distributions on a pool of mortgage loans.
The fund may invest in both the interest-only or "IO" class and the principal-only or "PO" class. The yield to maturity on an IO class of stripped mortgage-backed securities is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the underlying assets. A rapid rate of principal prepayments may have a measurable adverse effect on the fund's yield to maturity to the extent it invests in IOs. If the assets underlying the IO experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, POs tend to increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated.

The secondary market for stripped mortgage-backed securities may be more volatile and less liquid than that for other mortgagebacked securities, potentially limiting the fund's ability to buy or sell those securities at any particular time.

Structured notes

A fund may be able to invest in so-called structured notes. These securities are generally derivative instruments whose value is tied to an underlying index or other security or asset class. Such structured notes may include, for example, notes that allow a fund to invest indirectly in certain foreign investments which the fund would otherwise would not be able to directly invest often because of restrictions imposed by local laws.

Tax-exempt Securities

General description.  As used in this SAI, the term
"Tax-exempt securities" includes debt obligations issued by a state, its political subdivisions (for example, counties, cities, towns, villages, districts and authorities) and their agencies, instrumentalities or other governmental units, the interest from which is, in the opinion of bond counsel, exempt from federal income tax and the appropriate state's personal income tax. Such obligations are issued to obtain funds for various public purposes, including the construction of a wide range of public facilities, such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which Tax-exempt securities may be issued include the refunding of outstanding obligations or the payment of general operating expenses.

Short-term Tax-exempt securities are generally issued by state and local governments and public authorities as interim financing in anticipation of tax collections, revenue receipts, or bond sales to finance such public purposes.

In addition, certain types of "private activity" bonds may be issued by public authorities to finance projects such as privately operated housing facilities; certain local facilities for supplying water, gas or electricity; sewage or solid waste disposal facilities; student loans; or public or private institutions for the construction of educational, hospital, housing and other facilities.
Such obligations are included within the term Tax-exempt securities if the interest paid thereon is, in the opinion of bond counsel, exempt from federal income tax and state personal income tax (such interest may, however, be subject to federal alternative minimum tax). Other types of private activity bonds, the proceeds of which are used for the construction, repair or improvement of, or to obtain equipment for, privately operated industrial or commercial facilities, may also constitute Tax-exempt securities, although the current federal tax laws place substantial limitations on the size of such issues.

Participation interests (Money Market Funds only).
The Money Market Fund may invest in Tax-exempt securities either by purchasing them directly or by purchasing certificates of accrual or similar instruments evidencing direct ownership of interest payments or principal payments, or both, on Tax-exempt securities, provided that, in the opinion of counsel to the initial seller of each such certificate or instrument, any discount accruing on a certificate or instrument that is purchased at a yield not greater than the coupon rate of interest on the related Tax-exempt securities will be exempt from federal income tax to the same extent as interest on the Tax-exempt securities. The Money Market Fund may also invest in Tax-exempt securities by purchasing from banks participation interests in all or part of specific holdings of Tax-exempt securities. These participations may be backed in whole or in part by an irrevocable letter of credit or guarantee of the selling bank. The selling bank may receive a fee from the Money Market Fund in connection with the arrangement. The Money Market Fund will not purchase such participation interests unless it receives an opinion of counsel or a ruling of the Internal
Revenue Service that interest earned by it on Tax-exempt securities in which it holds such participation interests is exempt from federal income tax. The Money Market Fund does not expect to invest more than 5% of its assets in participation interests.

Stand-by commitments. When the fund purchases Tax-exempt securities, it has the authority to acquire stand-by commitments from banks and broker-dealers with respect to those Tax-exempt securities. A stand-by commitment may be considered a security independent of the Tax-exempt security to which it relates. The amount payable by a bank or dealer during the time a stand-by commitment is exercisable, absent unusual circumstances, would be substantially the same as the market value of the underlying Tax exempt security to a third party at any time. The fund expects that stand-by commitments generally will be available without the payment of direct or indirect consideration. The fund does not expect to assign any value to stand-by commitments.

Yields. The yields on Tax-exempt securities depend on a variety of factors, including general money market conditions, effective marginal tax rates, the financial condition of the issuer, general conditions of the Tax-exempt security market, the size of a particular offering, the maturity of the obligation and the rating of the issue. The ratings of nationally recognized securities rating agencies represent their opinions as to the credit quality of the Tax-exempt securities which they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, Tax-exempt securities with the same maturity and interest rate but with different ratings may have the same yield. Yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates and may be due to such factors as changes in the overall demand or supply of various types of Tax-exempt securities or changes in the investment objectives of investors. Subsequent to purchase by the fund, an issue of Tax-exempt securities or other investments may cease to be rated, or its rating may be reduced below the minimum rating required for purchase by the fund. Neither event will require the elimination of an investment from the fund's portfolio, but Putnam
Management will consider such an event in its determination of whether the fund should continue to hold an investment in its portfolio.

"Moral obligation" bonds. The fund does not currently intend to invest in so-called "moral obligation" bonds, where repayment is backed by a moral commitment of an entity other than the issuer, unless the credit of the issuer itself, without regard to the "moral obligation," meets the investment criteria established for investments by the fund.

Municipal leases. The fund may acquire participations in lease obligations or installment purchase contract obligations (collectively, "lease obligations") of municipal authorities or entities. Lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged. Certain of these lease obligations contain "nonappropriation" clauses, which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. In addition to the "non-appropriation" risk, these securities represent a relatively new type of financing that has not yet developed the depth of marketability associated with more conventional bonds. In the case of a "non-appropriation" lease, the fund's ability to recover under the lease in the event of nonappropriation or default will be limited solely to the repossession of the leased property, and in any event, foreclosure of that property might prove difficult.

Additional risks. Securities in which the fund may invest, including Tax-exempt securities, are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the federal Bankruptcy Code (including special provisions related to municipalities and other public entities), and laws, if any, that may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations. There is also the possibility that, as a result of litigation or other conditions, the power, ability or willingness of issuers to meet their obligations for the payment of interest and principal on their Tax-exempt securities may be materially affected.

From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on debt obligations issued by states and their political subdivisions. Federal tax laws limit the types and amounts of tax-exempt bonds issuable for certain purposes, especially industrial development bonds and private activity bonds. Such limits may affect the future supply and yields of these types of Tax-exempt securities. Further proposals limiting the issuance of tax-exempt bonds may well be introduced in the future. If it appeared that the availability of Tax-exempt securities for investment by the fund and the value of the fund's portfolio could be materially affected by such changes in law, the Trustees of the fund would reevaluate its investment objective and policies and consider changes in the structure of the fund or its dissolution.

Convertible Securities

Convertible securities include bonds, debentures, notes, preferred stocks and other securities that may be converted into or exchanged for, at a specific price or formula within a particular period of time, a prescribed amount of common stock or other equity securities of the same or a different issuer.
Convertible securities entitle the holder to receive interest paid or accrued on debt or dividends paid or accrued on preferred stock until the security matures or is redeemed, converted or exchanged.

The market value of a convertible security is a function of its "investment value" and its "conversion value." A security's "investment value" represents the value of the security without its conversion feature (i.e., a nonconvertible fixed income security). The investment value may be determined by reference to its credit quality and the current value of its yield to maturity or probable call date. At any given time, investment value is dependent upon such factors as the general level of interest rates, the yield of similar nonconvertible securities, the financial strength of the issuer and the seniority of the security in the issuer's capital structure. A security's "conversion value" is determined by multiplying the number of shares the holder is entitled to receive upon conversion or exchange by the current price of the underlying security.

If the conversion value of a convertible security is significantly below its investment value, the convertible security will trade like nonconvertible debt or preferred stock and its market value will not be influenced greatly by fluctuations in the market price of the underlying security. Conversely, if the conversion value of a convertible security is near or above its investment value, the market value of the convertible security will be more heavily influenced by fluctuations in the market price of the underlying security.

The fund's investments in convertible securities may at times include securities that have a mandatory conversion feature, pursuant to which the securities convert automatically into common stock or other equity securities at a specified date and a specified conversion ratio, or that are convertible at the option of the issuer. Because conversion of the security is not at the option of the holder, the fund may be required to convert the security into the underlying common stock even at times when the value of the underlying common stock or other equity security has declined substantially.

The fund's investments in convertible securities, particularly securities that are convertible into securities of an issuer other than the issuer of the convertible security, may be illiquid. The fund may not be able to dispose of such securities in a timely fashion or for a fair price, which could result in losses to the fund.

Private Placements

The fund may invest in securities that are purchased in private placements and, accordingly, are subject to restrictions on resale as a matter of contract or under federal securities laws. Because there may be relatively few potential purchasers for such investments, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the fund could find it more difficult to sell such securities when Putnam Management believes it advisable to do so or may be able to sell such securities only at prices lower than if such securities were more widely held.
At times, it may also be more difficult to determine the fair value of such securities for purposes of computing the fund's net asset value.

While such private placements may often offer attractive opportunities for investment not otherwise available on the open market, the securities so purchased are often "restricted securities," i.e., securities which cannot be sold to the public without registration under the Securities Act of 1933 or the availability of an exemption from registration (such as Rules 144 or 144A), or which are "not readily marketable" because they are subject to other legal or contractual delays in or restrictions on resale.

The absence of a trading market can make it difficult to ascertain a market value for illiquid investments.
Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the fund to sell them promptly at an acceptable price. The fund may have to bear the extra expense of registering such securities for resale and the risk of substantial delay in effecting such registration. Also market quotations are less readily available. The judgment of Putnam
Management may at times play a greater role in valuing these securities than in the case of unrestricted securities.

Generally speaking, restricted securities may be sold only to qualified institutional buyers, or in a privately negotiated transaction to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration, or in a public offering for which a registration statement is in effect under the Securities Act of 1933. The funds may be deemed to be an "underwriter" for purposes of the Securities Act of 1933 when selling restricted securities to the public, and in such event the fund may be liable to purchasers of such securities if the registration statement prepared by the issuer, or the prospectus forming a part of it, is materially inaccurate or misleading.

Futures Contracts and Related Options

Subject to applicable law the fund may invest without limit in futures contracts and related options for hedging and non-hedging purposes, such as to manage the effective duration of the fund's portfolio or as a substitute for direct investment. A financial futures contract sale creates an obligation by the seller to deliver the type of financial instrument called for in the contract in a specified delivery month for a stated price. A financial futures contract purchase creates an obligation by the purchaser to take delivery of the type of financial instrument called for in the contract in a specified delivery month at a stated price. The specific instruments delivered or taken, respectively, at settlement date are not determined until on or near that date. The determination is made in accordance with the rules of the exchange on which the futures contract sale or purchase was made. Futures contracts are traded in the United States only on commodity exchanges or boards of trade -- known as "contract markets" -- approved for such trading by the Commodity Futures
Trading Commission (the "CFTC"), and must be executed through a futures commission merchant or brokerage firm which is a member of the relevant contract market.

Although futures contracts (other than index futures) by their terms call for actual delivery or acceptance of commodities or securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery.
Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity with the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss.
If the fund is unable to enter into a closing transaction, the amount of the fund's potential loss is unlimited. The closing out of a futures contract purchase is effected by the purchaser's entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and if the purchase price exceeds the offsetting sale price, he realizes a loss. In general, 40% of the gain or loss arising from the closing out of a futures contract traded on an exchange approved by the CFTC is treated as short-term gain or loss, and 60% is treated as long-term gain or loss.

Unlike when the fund purchases or sells a security, no price is paid or received by the fund upon the purchase or sale of a futures contract. Upon entering into a contract, the fund is required to deposit with its custodian in a segregated account in the name of the futures broker an amount of liquid assets. This amount is known as "initial margin." The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds to finance the transactions. Rather, initial margin is similar to a performance bond or good faith deposit which is returned to the fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Futures contracts also involve brokerage costs.

Subsequent payments, called "variation margin" or "maintenance margin," to and from the broker (or the custodian) are made on a daily basis as the price of the underlying security or commodity fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking to the market." For example, when the fund has purchased a futures contract on a security and the price of the underlying security has risen, that position will have increased in value and the fund will receive from the broker a variation margin payment based on that increase in value. Conversely, when the fund has purchased a security futures contract and the price of the underlying security has declined, the position would be less valuable and the fund would be required to make a variation margin payment to the broker.

The fund may elect to close some or all of its futures positions at any time prior to their expiration in order to reduce or eliminate a hedge position then currently held by the fund. The fund may close its positions by taking opposite positions which will operate to terminate the fund's position in the futures contracts. Final determinations of variation margin are then made, additional cash is required to be paid by or released to the fund, and the fund realizes a loss or a gain. Such closing transactions involve additional commission costs.

The fund does not intend to purchase or sell futures or related options for other than hedging purposes, if, as a result, the sum of the initial margin deposits on the fund's existing futures and related options positions and premiums paid for outstanding options on futures contracts would exceed 5% of the fund's net assets.

Options on futures contracts. The fund may purchase and write call and put options on futures contracts it may buy or sell and enter into closing transactions with respect to such options to terminate existing positions. In return for the premium paid, options on futures contracts give the purchaser the right to assume a position in a futures contract at the specified option exercise price at any time during the period of the option. The fund may use options on futures contracts in lieu of writing or buying options directly on the underlying securities or purchasing and selling the underlying futures contracts. For example, to hedge against a possible decrease in the value of its portfolio securities, the fund may purchase put options or write call options on futures contracts rather than selling futures contracts.
Similarly, the fund may purchase call options or write put options on futures contracts as a substitute for the purchase of futures contracts to hedge against a possible increase in the price of securities which the fund expects to purchase. Such options generally operate in the same manner as options purchased or written directly on the underlying investments.

As with options on securities, the holder or writer of an option may terminate his position by selling or purchasing an offsetting option. There is no guarantee that such closing transactions can be effected.

The fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above in connection with the discussion of futures contracts.

Risks of transactions in futures contracts and related options. Successful use of futures contracts by the fund is subject to Putnam Management's ability to predict movements in various factors affecting securities markets, including interest rates. Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less potential risk to the fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to the fund when the purchase or sale of a futures contract would not, such as when there is no movement in the prices of the hedged investments. The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.

The use of options and futures strategies also involves the risk of imperfect correlation among movements in the prices of the securities underlying the futures and options purchased and sold by the fund, of the options and futures contracts themselves, and, in the case of hedging transactions, of the securities which are the subject of a hedge. The successful use of these strategies further depends on the ability of Putnam Management to forecast interest rates and market movements correctly.

There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain market clearing facilities inadequate, and thereby result in the institution by exchanges of special procedures which may interfere with the timely execution of customer orders.

To reduce or eliminate a position held by the fund, the fund may seek to close out such position. The ability to establish and close out positions will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or continue to exist for a particular futures contract or option. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain contracts or options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of contracts or options, or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of contracts or options (or a particular class or series of contracts or options), in which event the secondary market on that exchange for such contracts or options (or in the class or series of contracts or options) would cease to exist, although outstanding contracts or options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

U.S. Treasury security futures contracts and options.
U.S.
Treasury security futures contracts require the seller to deliver, or the purchaser to take delivery of, the type of U.S. Treasury security called for in the contract at a specified date and price. Options on U.S. Treasury security futures contracts give the purchaser the right in return for the premium paid to assume a position in a U.S. Treasury security futures contract at the specified option exercise price at any time during the period of the option.

Successful use of U.S. Treasury security futures contracts by the fund is subject to Putnam
Management's ability to predict movements in the direction of interest rates and other factors affecting markets for debt securities. For example, if the fund has sold U.S. Treasury security futures contracts in order to hedge against the possibility of an increase in interest rates which would adversely affect securities held in its portfolio, and the prices of the fund's securities increase instead as a result of a decline in interest rates, the fund will lose part or all of the benefit of the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the fund has insufficient cash, it may have to sell securities to meet daily maintenance margin requirements at a time when it may be disadvantageous to do so.

There is also a risk that price movements in U.S.
Treasury security futures contracts and related options will not correlate closely with price movements in markets for particular securities. For example, if the fund has hedged against a decline in the values of tax-exempt securities held by it by selling Treasury security futures and the values of Treasury securities subsequently increase while the values of its taxexempt securities decrease, the fund would incur losses on both the Treasury security futures contracts written by it and the taxexempt securities held in its portfolio.

Index futures contracts. An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of an index is commonly referred to as buying or purchasing a contract or holding a long position in the index. Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position. A unit is the current value of the index. The fund may enter into stock index futures contracts, debt index futures contracts, or other index futures contracts appropriate to its objective(s). The fund may also purchase and sell options on index futures contracts.

For example, the Standard & Poor's 500 Composite Stock
Price Index ("S&P 500") is composed of 500 selected common stocks, most of which are listed on the New
York Stock Exchange. The S&P 500 assigns relative weightings to the common stocks included in the Index, and the value fluctuates with changes in the market values of those common stocks. In the case of the S&P
500, contracts are to buy or sell 500 units. Thus, if the value of the S&P 500 were $150, one contract would be worth $75,000 (500 units x $150). The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place.
Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract. For example, if the fund enters into a futures contract to buy 500 units of the S&P 500 at a specified future date at a contract price of $150 and the S&P 500 is at $154 on that future date, the fund will gain $2,000 (500 units x gain of $4). If the fund enters into a futures contract to sell 500 units of the stock index at a specified future date at a contract price of $150 and the S&P 500 is at $152 on that future date, the fund will lose $1,000 (500 units x loss of $2).

There are several risks in connection with the use by the fund of index futures. One risk arises because of the imperfect correlation between movements in the prices of the index futures and movements in the prices of securities which are the subject of the hedge. Putnam Management will, however, attempt to reduce this risk by buying or selling, to the extent possible, futures on indices the movements of which will, in its judgment, have a significant correlation with movements in the prices of the securities sought to be hedged.

Successful use of index futures by the fund is also subject to Putnam Management's ability to predict movements in the direction of the market. For example, it is possible that, where the fund has sold futures to hedge its portfolio against a decline in the market, the index on which the futures are written may advance and the value of securities held in the fund's portfolio may decline. If this occurred, the fund would lose money on the futures and also experience a decline in value in its portfolio securities. It is also possible that, if the fund has hedged against the possibility of a decline in the market adversely affecting securities held in its portfolio and securities prices increase instead, the fund will lose part or all of the benefit of the increased value of those securities it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements at a time when it is disadvantageous to do so.

In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the index futures and the portion of the portfolio being hedged, the prices of index futures may not correlate perfectly with movements in the underlying index due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the index and futures markets. Second, margin requirements in the futures market are less onerous than margin requirements in the securities market, and as a result the futures market may attract more speculators than the securities market does. Increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortions in the futures market and also because of the imperfect correlation between movements in the index and movements in the prices of index futures, even a correct forecast of general market trends by Putnam Management may still not result in a profitable position over a short time period.

Options on stock index futures. Options on index futures are similar to options on securities except that options on index futures give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the index futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the index future.
If an option is exercised on the last trading day prior to its expiration date, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the index on which the future is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

Options on Indices

As an alternative to purchasing call and put options on index futures, the fund may purchase and sell call and put options on the underlying indices themselves.
Such options would be used in a manner identical to the use of options on index futures.

Index Warrants

The fund may purchase put warrants and call warrants whose values vary depending on the change in the value of one or more specified securities indices ("index warrants"). Index warrants are generally issued by banks or other financial institutions and give the holder the right, at any time during the term of the warrant, to receive upon exercise of the warrant a cash payment from the issuer based on the value of the underlying index at the time of exercise. In general, if the value of the underlying index rises above the exercise price of the index warrant, the holder of a call warrant will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the value of the index and the exercise price of the warrant; if the value of the underlying index falls, the holder of a put warrant will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the exercise price of the warrant and the value of the index. The holder of a warrant would not be entitled to any payments from the issuer at any time when, in the case of a call warrant, the exercise price is greater than the value of the underlying index, or, in the case of a put warrant, the exercise price is less than the value of the underlying index. If the fund were not to exercise an index warrant prior to its expiration, then the fund would lose the amount of the purchase price paid by it for the warrant.

The fund will normally use index warrants in a manner similar to its use of options on securities indices.
The risks of the fund's use of index warrants are generally similar to those relating to its use of index options. Unlike most index options, however, index warrants are issued in limited amounts and are not obligations of a regulated clearing agency, but are backed only by the credit of the bank or other institution which issues the warrant. Also, index warrants generally have longer terms than index options. Although the fund will normally invest only in exchange-listed warrants, index warrants are not likely to be as liquid as certain index options backed by a recognized clearing agency. In addition, the terms of index warrants may limit the fund's ability to exercise the warrants at such time, or in such quantities, as the fund would otherwise wish to do.

Short-term Trading

In seeking the fund's objective(s), Putnam Management will buy or sell portfolio securities whenever Putnam
Management believes it appropriate to do so. In deciding whether to sell a portfolio security, Putnam
Management does not consider how long the fund has owned the security. From time to time the fund will buy securities intending to seek short-term trading profits. A change in the securities held by the fund is known as "portfolio turnover" and generally involves some expense to the fund. This expense may include brokerage commissions or dealer markups and other transaction costs on both the sale of securities and the reinvestment of the proceeds in other securities. If sales of portfolio securities cause the fund to realize net short-term capital gains, such gains will be taxable as ordinary income.
As a result of the fund's investment policies, under certain market conditions the fund's portfolio turnover rate may be higher than that of other mutual funds. Portfolio turnover rate for a fiscal year is the ratio of the lesser of purchases or sales of portfolio securities to the monthly average of the value of portfolio securities -- excluding securities whose maturities at acquisition were one year or less.
The fund's portfolio turnover rate is not a limiting factor when Putnam Management considers a change in the fund's portfolio.

Securities Loans

The fund may make secured loans of its portfolio securities, on either a short-term or long-term basis, amounting to not more than 25% of its total assets, thereby realizing additional income. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a matter of policy, securities loans are made to broker-dealers pursuant to agreements requiring that the loans be continuously secured by collateral consisting of cash or short-term debt obligations at least equal at all times to the value of the securities on loan, "marked-to-market" daily. The borrower pays to the fund an amount equal to any dividends or interest received on securities lent. The fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. Although voting rights, or rights to consent, with respect to the loaned securities may pass to the borrower, the fund retains the right to call the loans at any time on reasonable notice, and it will do so to enable the fund to exercise voting rights on any matters materially affecting the investment. The fund may also call such loans in order to sell the securities.

Repurchase Agreements

The fund (except for Putnam Money Market Fund) may enter into repurchase agreements, amounting to not more than 25% of its total assets. A repurchase agreement is a contract under which the fund acquires a security for a relatively short period (usually not more than one week) subject to the obligation of the seller to repurchase and the fund to resell such security at a fixed time and price (representing the fund's cost plus interest). It is the fund's present intention to enter into repurchase agreements only with commercial banks and registered broker-dealers and only with respect to obligations of the U.S.
government or its agencies or instrumentalities.
Repurchase agreements may also be viewed as loans made by the fund which are collateralized by the securities subject to repurchase. Putnam Management will monitor such transactions to ensure that the value of the underlying securities will be at least equal at all times to the total amount of the repurchase obligation, including the interest factor. If the seller defaults, the fund could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, if the seller should be involved in bankruptcy or insolvency proceedings, the fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the fund is treated as an unsecured creditor and required to return the underlying collateral to the seller's estate.

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint account, along with cash of other Putnam funds and certain other accounts. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

Restricted Securities

The SEC Staff currently takes the view that any delegation by the Trustees of the authority to determine that a restricted security is readily marketable (as described in the investment restrictions of the funds) must be pursuant to written procedures established by the Trustees. It is the present intention of the funds' Trustees that, if the Trustees decide to delegate such determinations to Putnam Management or another person, they would do so pursuant to written procedures, consistent with the Staff's position. Should the Staff modify its position in the future, the Trustees would consider what action would be appropriate in light of the Staff's position at that time.

Forward Commitments

The fund may enter into contracts to purchase securities for a fixed price at a future date beyond customary settlement time ("forward commitments") if the fund sets aside, on the books and records of its custodian, liquid assets in an amount sufficient to meet the purchase price, or if the fund enters into offsetting contracts for the forward sale of other securities it owns. In the case of to-be-announced
("TBA") purchase commitments, the unit price and the estimated principal amount are established when the fund enters into a contract, with the actual principal amount being within a specified range of the estimate.
Forward commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund's other assets.
Where such purchases are made through dealers, the fund relies on the dealer to consummate the sale. The dealer's failure to do so may result in the loss to the fund of an advantageous yield or price. Although the fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so. The fund may realize short-term profits or losses upon the sale of forward commitments.

The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction. Unsettled TBA sale commitments are valued at current market value of the underlying securities. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If the fund delivers securities under the commitment, the fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

Swap Agreements

The fund may enter into swap agreements and other types of overthe-counter transactions with broker-dealers or other financial institutions, in which its investment return will depend on the change in value of a specified security or index. The fund would typically receive from the counterparty the amount of any increase, and pay to the counterparty the amount of any decrease, in the value of the underlying security or index. The contracts would thus, absent the failure of the counterparty to complete its obligations, provide to the fund approximately the same return as it would have realized if it had owned the security or index directly.

The fund's ability to realize a profit from such transactions will depend on the ability of the financial institutions with which it enters into the transactions to meet their obligations to the fund.
Under certain circumstances, suitable transactions may not be available to the fund, or the fund may be unable to close out its position under such transactions at the same time, or at the same price, as if it had purchased comparable publicly traded securities.

Derivatives

Certain of the instruments in which the fund may invest, such as futures contracts, options and forward contracts, are considered to be "derivatives."
Derivatives are financial instruments whose value depends upon, or is derived from, the value of an underlying asset, such as a security or an index.
Further information about these instruments and the risks involved in their use is included elsewhere in the prospectus or in this SAI. The fund's use of derivatives may cause the fund to recognize higher amounts of short-term capital gains, generally taxed to shareholders at ordinary income tax rates.

Year 2000

Like other financial and business organizations, the funds depend on the proper function of their service providers' computer systems. To the extent that the systems used by the funds or their service providers cannot distinguish between the year 1900 and the year
2000 or have other operating difficulties as a result of the year 2000, the operations of and services provided to the funds and their shareholders could be adversely impacted. Putnam Management and its affiliates have reported that each expects to modify its systems, as necessary, to address this socalled
"year 2000 problem," and will, on behalf of the funds, inquire as to the year 2000 compliance of the funds' other major service providers. However, there can be no assurance that the operations of and services provided to the funds and their shareholders will not be adversely affected. Similarly, companies in which the funds invest may also experience "year 2000 problems," which could ultimately result in losses to a fund to the extent that the securities of any such company decline in value as a result of a "year 2000 problem."

Euro Conversion

Eleven member countries of the European Economic and Monetary Union (the "EMU") have qualified for conversion of their national currencies to the euro on January 1, 1999. The euro is a common currency that is expected to eventually be used as the sole currency for these countries and other EMU members that wish to convert to the euro. National currencies will remain for the converting countries through at least July of 2002 while the full transition to the euro in the countries involved in the conversion occurs. Possible consequences to funds that invest in securities denominated in any of the national currencies affected include the risks that: (i) the unification of economic and monetary policies underpinning the currency unification may increase the potential for similarities in the movements of markets in the European countries converting to the euro, (ii) contracts (including contracts regarding currency transactions) denominated in (or tied to) those currencies may become more difficult to enforce, and that (iii) companies in which the funds invest may be adversely affected by their failure (or the failure of other companies with which they do business) to adequately address the operational aspects of the conversion.

Like other financial and business organizations, the funds depend on the proper function of their service providers' computer and other systems. The funds could be adversely affected if the computer or other systems used by Putnam Management and the funds' other service providers cannot appropriately account for the conversion to the euro. Putnam Management and its affiliates expect that their systems will be able to address this issue without any material interruption of service. However, there can be no assurance that the operations of and services provided to the funds and their shareholders will not be adversely affected.
Similarly, companies in which the funds invest may also experience similar problems in dealing with the conversion to the euro, which could result in losses to the funds.

TAXES

Taxation of the fund. The fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, the fund must, among other things:

(a) Derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale of stock, securities and foreign currencies, or other income
(including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies;

(b) distribute with respect to each taxable year at least 90% of the sum of its taxable net investment income, its net tax-exempt income, and the excess, if any, of net short-term capital gains over net long-term capital losses for such year; and

(c) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the fund's assets is represented by cash and cash items, U.S. government securities, securities of other regulated investment companies, and other securities limited in respect of any one issuer to a value not greater than 5% of the value of the fund's total assets and to not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers which the fund controls and which are engaged in the same, similar, or related trades or businesses.

If the fund qualifies as a regulated investment company that is accorded special tax treatment, the fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends (including capital gain dividends).

If the fund failed to qualify as a regulated investment company accorded special tax treatment in any taxable year, the fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. In addition, the fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

If the fund fails to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its capital gain net income for the one-year period ending October 31 (or later if the fund is permitted so to elect and so elects), plus any retained amount from the prior year, the fund will be subject to a 4% excise tax on the undistributed amounts. A dividend paid to shareholders by the fund in January of a year generally is deemed to have been paid by the fund on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year. The fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax.

Fund distributions.  Distributions from the fund
(other than exempt-interest dividends, as discussed below) will be taxable to shareholders as ordinary income to the extent derived from the fund's investment income and net short-term gains.
Distributions of net capital gains (that is, the excess of net gains from capital assets held more than one year over net losses from capital assets held for not more than one year) will be taxable to shareholders as such, regardless of how long a shareholder has held the shares in the fund.

Exempt-interest dividends. The fund will be qualified to pay exempt-interest dividends to its shareholders only if, at the close of each quarter of the fund's taxable year, at least 50% of the total value of the fund's assets consists of obligations the interest on which is exempt from federal income tax. Distributions that the fund properly designates as exemptinterest dividends are treated as interest excludable from shareholders' gross income for federal income tax purposes but may be taxable for federal alternative minimum tax purposes and for state and local purposes.
If the fund intends to be qualified to pay exempt-interest dividends, the fund may be limited in its ability to enter into taxable transactions involving forward commitments, repurchase agreements, financial futures and options contracts on financial futures, tax-exempt bond indices and other assets.

Part or all of the interest on indebtedness, if any, incurred or continued by a shareholder to purchase or carry shares of a fund paying exempt-interest dividends is not deductible. The portion of interest that is not deductible is equal to the total interest paid or accrued on the indebtedness, multiplied by the percentage of the fund's total distributions (not including distributions from net long-term capital gains) paid to the shareholder that are exempt-interest dividends. Under rules used by the Internal Revenue Service for determining when borrowed funds are considered used for the purpose of purchasing or carrying particular assets, the purchase of shares may be considered to have been made with borrowed funds even though such funds are not directly traceable to the purchase of shares.

In general, exempt-interest dividends, if any, attributable to interest received on certain private activity obligations and certain industrial development bonds will not be tax-exempt to any shareholders who are "substantial users" of the facilities financed by such obligations or bonds or who are "related persons" of such substantial users.

A fund which is qualified to pay exempt-interest dividends will inform investors within 60 days of the fund's fiscal year-end of the percentage of its income distributions designated as taxexempt. The percentage is applied uniformly to all distributions made during the year. The percentage of income designated as taxexempt for any particular distribution may be substantially different from the percentage of the fund's income that was taxexempt during the period covered by the distribution.

Hedging transactions. If the fund engages in hedging transactions, including hedging transactions in options, futures contracts, and straddles, or other similar transactions, it will be subject to special tax rules (including constructive sale, mark-to-market, straddle, wash sale, and short sale rules), the effect of which may be to accelerate income to the fund, defer losses to the fund, cause adjustments in the holding periods of the fund's securities, convert long-term capital gains into shortterm capital gains or convert short-term capital losses into longterm capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders.
The fund will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interests of the fund.

Certain of the fund's hedging activities (including its transactions, if any, in foreign currencies or foreign currencydenominated instruments) are likely to produce a difference between its book income and its taxable income. If the fund's book income exceeds its taxable income, the distribution (if any) of such excess will be treated as (i) a dividend to the extent of the fund's remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter as a return of capital to the extent of the recipient's basis in the shares, and (iii) thereafter as gain from the sale or exchange of a capital asset. If the fund's book income is less than its taxable income, the fund could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment.

Return of capital distributions. If the fund makes a distribution to you in excess of its current and accumulated "earnings and profits" in any taxable year, the excess distribution will be treated as a return of capital to the extent of your tax basis in your shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces your tax basis in your shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by you of your shares.

Dividends and distributions on a fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when the fund's net asset value reflects gains that are either unrealized, or realized but not distributed.

Securities issued or purchased at a discount. The fund's investment in securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the fund may be required to sell securities in its portfolio that it otherwise would have continued to hold.

Capital loss carryover. Distributions from capital gains are generally made after applying any available capital loss carryovers. The amounts and expiration dates of any capital loss carryovers available to the fund are shown in Note 1 (Federal income taxes) to the financial statements included in Part I of this SAI or incorporated by reference into this SAI.

Foreign currency-denominated securities and related hedging transactions. The fund's transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

If more than 50% of the fund's assets at year end consists of the securities of foreign corporations, the fund may elect to permit shareholders to claim a credit or deduction on their income tax returns for their pro rata portion of qualified taxes paid by the fund to foreign countries in respect of foreign securities the fund has held for at least the minimum period specified in the Code. In such a case, shareholders will include in gross income from foreign sources their pro rata shares of such taxes.
A shareholder's ability to claim a foreign tax credit or deduction in respect of foreign taxes paid by the fund may be subject to certain limitations imposed by the Code, as a result of which a shareholder may not get a full credit or deduction for the amount of such taxes. In particular, shareholders must hold their fund shares (without protection from risk of loss) on the ex-dividend date and for at least 15 additional days during the 30-day period surrounding the ex-dividend date to be eligible to claim a foreign tax credit with respect to a given dividend.
Shareholders who do not itemize on their federal income tax returns may claim a credit (but no deduction) for such foreign taxes.

Investment by the fund in "passive foreign investment companies" could subject the fund to a U.S. federal income tax or other charge on the proceeds from the sale of its investment in such a company; however, this tax can be avoided by making an election to mark such investments to market annually or to treat the passive foreign investment company as a "qualified electing fund."

A "passive foreign investment company" is any foreign corporation: (i) 75 percent or more of the income of which for the taxable year is passive income, or (ii) the average percentage of the assets of which (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50 percent.
Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gains over losses from certain property transactions and commodities transactions, and foreign currency gains.
Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons.

Sale or redemption of shares. The sale, exchange or redemption of fund shares may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the shares have been held for more than 12 months. Otherwise the gain or loss on the sale, exchange or redemption of fund shares will be treated as short-term capital gain or loss. However, if a shareholder sells shares at a loss within six months of purchase, any loss will be disallowed for Federal income tax purposes to the extent of any exempt-interest dividends received on such shares. In addition, any loss (not already disallowed as provided in the preceding sentence) realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any long-term capital gain distributions received by the shareholder with respect to the shares. All or a portion of any loss realized upon a taxable disposition of fund shares will be disallowed if other shares of the same fund are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

Shares purchased through tax-qualified plans.
Special tax rules apply to investments though defined contribution plans and other tax-qualified plans.
Shareholders should consult their tax adviser to determine the suitability of shares of a fund as an investment through such plans and the precise effect of an investment on their particular tax situation.

Backup withholding. The fund generally is required to withhold and remit to the U.S. Treasury 31% of the taxable dividends and other distributions paid to any individual shareholder who fails to furnish the fund with a correct taxpayer identification number (TIN), who has under-reported dividends or interest income, or who fails to certify to the fund that he or she is not subject to such withholding.

The Internal Revenue Service recently revised its regulations affecting the application to foreign investors of the back-up withholding and withholding tax rules described above. The new regulations will generally be effective for payments made after December 31, 1999 (although transition rules will apply). In some circumstances, the new rules will increase the certification and filing requirements imposed on foreign investors in order to qualify for exemption from the 31% back-up withholding tax rates under income tax treaties. Foreign investors in a fund should consult their tax advisors with respect to the potential application of these new regulations.

MANAGEMENT

Trustees Name (Age)

*+George Putnam (72), Chairman and President.
Chairman and Director of Putnam Management and Putnam
Mutual Funds.  Director, Freeport Copper and Gold,
Inc. (a mining and natural resource company), Houghton Mifflin Company (a major publishing company) and Marsh & McLennan Companies, Inc.

John A. Hill (57), Vice Chairman.  Chairman and
Managing
Director, First Reserve Corporation (a registered investment adviser investing in companies in the world-wide energy industry on behalf of institutional investors). Director of Snyder Oil Corporation,
TransMontaigne Oil Company and various private companies owned by First Reserve Corporation, such as James River Coal and Anker Coal Corporation.

+William F. Pounds (70), Vice Chairman. Professor
Emeritus of Management, Alfred P. Sloan School of
Management, Massachusetts Institute of Technology.
Director of IDEXX Laboratories, Inc. (a provider of diagnostic products and services for the animal health and food and environmental industries), Management Sciences for Health, Inc. (a non-profit organization), and Sun Company, Inc. (a petroleum refining and marketing company).

Jameson A. Baxter (55), Trustee. President, Baxter
Associates, Inc. (a management consulting and private investments firm). Director of MB Financial, Inc.,
ASHTA Chemicals, Inc., Banta Corporation (printing and digital imaging), and Ryerson Tull, Inc.
(America's largest steel service corporation).
Chairman Emeritus of the Board of Trustees, Mount
Holyoke College.

+Hans H. Estin (70), Trustee.  Chartered Financial
Analyst and Vice Chairman, North American Management
Corp. (a registered investment adviser).

Ronald J. Jackson (55), Trustee.  Former Chairman,
President and Chief Executive Officer of Fisher-
Price, Inc. (a major toy manufacturer).

*Paul L. Joskow (51), Trustee.  Professor Emeritus of
Economics and Management and former Chairman of the Department of Economics, Massachusetts Institute of
Technology. Director, New England Electric System (a public utility holding company), State Farm Indemnity
Company (an automobile insurance company) and Whitehead Institute for Biomedical Research (a non-profit research institution).

Elizabeth T. Kennan (61), Trustee.  President
Emeritus and Professor, Mount Holyoke College.
Director, Bell Atlantic (a telecommunications company), the Kentucky Home Life Insurance Companies,
Bell Atlantic, Northeast Utilities and Talbots (a distributor of women's apparel).

*Lawrence J. Lasser (56), Trustee and Vice President.
President, Chief Executive Officer and Director of
Putnam Investments, Inc. and Putnam Investment
Management, Inc.  Director of Marsh & McLennan
Companies, Inc. and the United Way of Massachusetts
Bay.

John H. Mullin, III (57), Trustee. Chairman and CEO of Ridgeway Farm, Director of ACX Technologies, Inc.
(a company engaged in the manufacture of industrial ceramics and packaging products), Alex. Brown Realty, Inc. and The Liberty Corporation (a company engaged in the life insurance and broadcasting industries).

+Robert E. Patterson (53), Trustee.  President and
Trustee of Cabot Industrial Trust (a publicly traded real estate investment trust). Director of Brandywine Trust Company.

*Donald S. Perkins (71), Trustee. Director of various corporations, including AON Corp. (an insurance company), Cummins Engine Company, Inc. (an engine and power generator manufacturer and assembler), Parsons Group L.L.C. (a corporation providing financial staffing services), LaSalle Hotel
Properties, LaSalle Street Fund, Inc. and LaSalle
U.S. Realty Income and Growth Fund, Inc. (real estate investment trusts), Lucent Technologies Inc. (a global provider of telecommunications equipment),
Nanophase Technologies Inc. (a producer of nano crystalline materials), Neodesic Corp. (a software company), Ryerson Tull, Inc. (America's largest steel service corporation) and Springs Industries, Inc. (a textile manufacturer).

*George Putnam III (47), Trustee.  President, New
Generation Research, Inc. (a publisher of financial advisory and other research services relating to bankrupt and distressed companies) and New Generation
Advisers, Inc. (a registered investment adviser).
Director, Massachusetts Audubon Society and The
Boston Family Office, L.L.C. (a registered investment advisor).

*A.J.C. Smith (64), Trustee.  Chairman and Chief
Executive Officer, Marsh & McLennan Companies, Inc.
Director, Trident Partnership (a $667 million 10-year limited partnership with over 30 institutional investors).

W. Thomas Stephens (56), Trustee.  President and
Chief Executive Officer of MacMillan Bloedel Ltd. (a major forest products company). Director, Qwest
Communications (a fiber optics manufacturer) and New
Century Energies (a public utility company).

W. Nicholas Thorndike (65), Trustee. Director of various corporations and charitable organizations, including Courier Corporation (a book manufacturer), Data General Corporation (a provider of customized computer solutions), Bradley Real Estate, Inc., and
Providence Journal Co.

Officers Name (Age)

Charles E. Porter (60), Executive Vice President.
Managing Director of Putnam Investments, Inc. and
Putnam Management.

Patricia C. Flaherty (52), Vice President.  Senior
Vice President of Putnam Investments, Inc. and Putnam
Management.

Gordon H. Silver (51), Vice President.  Director and
Senior Managing Director of Putnam Investments, Inc.
and Putnam Management.

Brett C. Browchuk (36), Vice President. Managing
Director of Putnam Management.

Ian C. Ferguson (41), Vice President.  Senior
Managing Director of  Putnam Investments, Inc. and
Putnam Management.

Richard A. Monaghan (44), Vice President.  Managing
Director of Putnam Investments, Inc., Putnam
Management and Putnam Mutual Funds.

John R. Verani (59), Vice President.  Senior Vice
President of Putnam Investments, Inc. and Putnam
Management.

John D. Hughes (64), Senior Vice President and
Treasurer.

Beverly Marcus (54), Clerk and Assistant Treasurer.

*Trustees who are or may be deemed to be "interested persons" (as defined in the Investment Company Act of 1940) of the fund, Putnam Management or Putnam Mutual
Funds.

Messrs. Putnam, Lasser and Smith are deemed
"interested persons" by virtue of their positions as
officers or shareholders of the fund, or directors of
Putnam Management, Putnam Mutual Funds, or
Marsh & McLennan Companies, Inc., the parent company
of Putnam Management and Putnam Mutual Funds.
Mr. George Putnam, III, Mr. Putnam's son, is also an
"interested person" of the fund, Putnam Management,
and Putnam Mutual Funds. Mr. Perkins may be deemed to
be an "interested person" of the fund because of his
service as a director of a certain publicly held
company that includes registered broker-dealer firms
among its subsidiaries.  Neither the fund nor any of
the other Putnam funds currently engages in any
transactions with such firms except that certain of
such firms act as dealers in the retail sale of
shares of certain Putnam funds in the ordinary course
of their business.  Mr. Joskow is not currently an
"interested person" of the fund but could be deemed
by the Securities and Exchange Commission to be an
"interested person" on account of his prior
consulting relationship with National Economic
Research Associates, Inc., a wholly-owned subsidiary
of Marsh & McLennan Companies, Inc., which was
terminated as of August 31, 1998.  The balance of the
Trustees are not "interested persons."
+Members of the Executive Committee of the Trustees.
The Executive Committee meets between regular
meetings of the Trustees as may be required to review
investment matters and other affairs of the fund and
may exercise all of the powers of the Trustees.
                  ----------------
Certain other officers of Putnam Management are officers of the fund. See "Additional officers" in
Part I of this SAI. The mailing address of each of the officers and Trustees is One Post Office Square,
Boston, Massachusetts 02109.
Except as stated below, the principal occupations of the officers and Trustees for the last five years have been with the employers as shown above, although in some cases they have held different positions with such employers. Prior to July, 1998, Mr. Joskow was
Chairman of the Department of Economics, Massachusetts Institute of Technology, and, prior to September, 1998, he was a consultant to National
Economic Research Associates.  Prior to June, 1995,
Dr. Kennan was President of Mount Holyoke College.
Prior to 1996, Mr. Stephens was Chairman of the Board of Directors, President and Chief Executive Officer of Johns Manville Corporation. Prior to April, 1996,
Mr. Ferguson was CEO at Hong Kong Shanghai Banking
Corporation. Prior to February, 1998, Mr. Patterson was Executive Vice President and Director of
Acquisitions of Cabot Partners Limited Partnership.
Prior to November, 1998, Mr. Monaghan was Managing
Director at Merrill Lynch.
Each Trustee of the fund receives an annual fee and an additional fee for each Trustees' meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings and for special services rendered in that connection. All of the Trustees are Trustees of all the Putnam funds and each receives fees for his or her services. For details of Trustees' fees paid by the fund and information concerning retirement guidelines for the Trustees, see "Charges and expenses" in Part I of this SAI.
The Agreement and Declaration of Trust of the fund provides that the fund will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the fund, except if it is determined in the manner specified in the
Agreement and Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the fund or that such indemnification would relieve any officer or Trustee of any liability to the fund or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. The fund, at its expense, provides liability insurance for the benefit of its Trustees and officers.

Putnam Management and its affiliates

Putnam Management is one of America's oldest and
largest money management firms.  Putnam Management's
staff of experienced portfolio managers and research
analysts selects securities and constantly supervises
the fund's portfolio.  By pooling an investor's money
with that of other investors, a greater variety of
securities can be purchased than would be the case
individually; the resulting diversification helps
reduce investment risk. Putnam Management has been
managing mutual funds since 1937.  Today, the firm
serves as the investment manager for the funds in the
Putnam Family, with    nearly $222     billion in
assets in nearly 11 million shareholder accounts at
December 31, 1998.  An affiliate, The Putnam Advisory
Company, Inc., manages domestic and foreign
institutional accounts and mutual funds, including
the accounts of many Fortune 500 companies. Another
affiliate, Putnam Fiduciary Trust Company, provides
investment advice to institutional clients under its
banking and fiduciary powers.  At December 31, 1998,
Putnam Management and its affiliates managed    over
$294     billion in assets, including over $20
billion in tax-exempt securities and over $71 billion in retirement plan assets.

Putnam Management, Putnam Mutual Funds and Putnam
Fiduciary Trust Company are    subsidiaries of Putnam
Investments, Inc., a holding company which in turn
is    , except for a minority stake owned by
employees, owned by Marsh & McLennan Companies, Inc., a publicly-owned holding company whose principal businesses are international insurance and reinsurance brokerage, employee benefit consulting and investment management.

Trustees and officers of the fund who are also officers of Putnam Management or its affiliates or who are stockholders of Marsh & McLennan Companies, Inc. will benefit from the advisory fees, sales commissions, distribution fees, custodian fees and transfer agency fees paid or allowed by the fund.

The Management Contract

Under a Management Contract between the fund and Putnam Management, subject to such policies as the Trustees may determine, Putnam Management, at its expense, furnishes continuously an investment program for the fund and makes investment decisions on behalf of the fund. Subject to the control of the Trustees, Putnam Management also manages, supervises and conducts the other affairs and business of the fund, furnishes office space and equipment, provides bookkeeping and clerical services (including determination of the fund's net asset value, but excluding shareholder accounting services) and places all orders for the purchase and sale of the fund's portfolio securities. Putnam Management may place fund portfolio transactions with broker-dealers which furnish Putnam Management, without cost to it, certain research, statistical and quotation services of value to Putnam Management and its affiliates in advising the fund and other clients. In so doing, Putnam Management may cause the fund to pay greater brokerage commissions than it might otherwise pay.

For details of Putnam Management's compensation under the Management Contract, see "Charges and expenses" in Part I of this SAI. Putnam Management's compensation under the Management Contract may be reduced in any year if the fund's expenses exceed the limits on investment company expenses imposed by any statute or regulatory authority of any jurisdiction in which shares of the fund are qualified for offer or sale. The term "expenses" is defined in the statutes or regulations of such jurisdictions, and generally excludes brokerage commissions, taxes, interest, extraordinary expenses and, if the fund has a distribution plan, payments made under such plan.

Under the Management Contract, Putnam Management may reduce its compensation to the extent that the fund's expenses exceed such lower expense limitation as Putnam Management may, by notice to the fund, declare to be effective. The expenses subject to this limitation are exclusive of brokerage commissions, interest, taxes, deferred organizational and extraordinary expenses and, if the fund has a distribution plan, payments required under such plan.
For the purpose of determining any such limitation on Putnam Management's compensation, expenses of the fund shall not reflect the application of commissions or cash management credits that may reduce designated fund expenses. The terms of any expense limitation from time to time in effect are described in the prospectus and/or Part I of this SAI.

In addition to the fee paid to Putnam Management, the fund reimburses Putnam Management for the compensation and related expenses of certain officers of the fund and their assistants who provide certain administrative services for the fund and the other
Putnam funds, each of which bears an allocated share of the foregoing costs. The aggregate amount of all such payments and reimbursements is determined annually by the Trustees.

The amount of this reimbursement for the fund's most recent fiscal year is included in "Charges and Expenses" in Part I of this SAI. Putnam Management pays all other salaries of officers of the fund. The fund pays all expenses not assumed by Putnam
Management including, without limitation, auditing, legal, custodial, investor servicing and shareholder reporting expenses. The fund pays the cost of typesetting for its prospectuses and the cost of printing and mailing any prospectuses sent to its shareholders. Putnam Mutual Funds pays the cost of printing and distributing all other prospectuses.

The Management Contract provides that Putnam
Management shall not be subject to any liability to the fund or to any shareholder of the fund for any act or omission in the course of or connected with rendering services to the fund in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its duties on the part of Putnam Management.

The Management Contract may be terminated without penalty by vote of the Trustees or the shareholders of the fund, or by Putnam Management, on 30 days' written notice. It may be amended only by a vote of the shareholders of the fund. The Management
Contract also terminates without payment of any penalty in the event of its assignment. The
Management Contract provides that it will continue in effect only so long as such continuance is approved at least annually by vote of either the Trustees or the shareholders, and, in either case, by a majority of the Trustees who are not "interested persons" of Putnam Management or the fund. In each of the foregoing cases, the vote of the shareholders is the affirmative vote of a "majority of the outstanding voting securities" as defined in the Investment
Company Act of 1940.

Personal Investments by Employees of Putnam Management

Employees of Putnam Management are permitted to engage in personal securities transactions, subject to requirements and restrictions set forth in Putnam
Management's Code of Ethics. The Code of Ethics contains provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of investment advisory clients such as the funds. Among other things, the Code of Ethics, consistent with standards recommended by the Investment Company Institute's
Advisory Group on Personal Investing, prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions may not be made in certain securities, and requires the submission of duplicate broker confirmations and quarterly reporting of securities transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process.
Exceptions to these and other provisions of the Code of Ethics may be granted in particular circumstances after review by appropriate personnel.

Portfolio Transactions

Investment decisions. Investment decisions for the fund and for the other investment advisory clients of Putnam Management and its affiliates are made with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security, in which event each day's transactions in such security are, insofar as possible, averaged as to price and allocated between such clients in a manner which in Putnam Management's opinion is equitable to each and in accordance with the amount being purchased or sold by each.
There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients.

Brokerage and research services.  Transactions on U.S.
stock exchanges, commodities markets and futures markets and other agency transactions involve the payment by the fund of negotiated brokerage commissions. Such commissions vary among different brokers. A particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign investments often involve the payment of fixed brokerage commissions, which may be higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-thecounter markets, but the price paid by the fund usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by the fund includes a disclosed, fixed commission or discount retained by the underwriter or dealer. It is anticipated that most purchases and sales of securities by funds investing primarily in tax-exempt securities and certain other fixed-income securities will be with the issuer or with underwriters of or dealers in those securities, acting as principal.
Accordingly, those funds would not ordinarily pay significant brokerage commissions with respect to securities transactions. See "Charges and expenses" in Part I of this SAI for information concerning commissions paid by the fund.

It has for many years been a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive brokerage and research services (as defined in the Securities Exchange Act of 1934, as amended
(the "1934 Act")) from broker-dealers that execute portfolio transactions for the clients of such advisers and from third parties with which such broker-dealers have arrangements. Consistent with this practice, Putnam Management receives brokerage and research services and other similar services from many broker-dealers with which Putnam Management places the fund's portfolio transactions and from third parties with which these broker-dealers have arrangements.
These services include such matters as general economic and market reviews, industry and company reviews, evaluations of investments, recommendations as to the purchase and sale of investments, newspapers, magazines, pricing services, quotation services, news services and personal computers utilized by Putnam Management's managers and analysts.
Where the services referred to above are not used exclusively by Putnam Management for research purposes, Putnam Management, based upon its own allocations of expected use, bears that portion of the cost of these services which directly relates to their nonresearch use. Some of these services are of value to Putnam Management and its affiliates in advising various of their clients (including the fund), although not all of these services are necessarily useful and of value in managing the fund. The management fee paid by the fund is not reduced because
Putnam Management and its affiliates receive these services even though Putnam Management might otherwise be required to purchase some of these services for cash.

Putnam Management places all orders for the purchase and sale of portfolio investments for the fund and buys and sells investments for the fund through a substantial number of brokers and dealers. In so doing, Putnam Management uses its best efforts to obtain for the fund the most favorable price and execution available, except to the extent it may be permitted to pay higher brokerage commissions as described below. In seeking the most favorable price and execution, Putnam Management, having in mind the fund's best interests, considers all factors it deems relevant, including, by way of illustration, price, the size of the transaction, the nature of the market for the security or other investment, the amount of the commission, the timing of the transaction taking into account market prices and trends, the reputation, experience and financial stability of the broker dealer involved and the quality of service rendered by the brokerdealer in other transactions.

As permitted by Section 28(e) of the 1934 Act, and by the Management Contract, Putnam Management may cause the fund to pay a broker-dealer which provides "brokerage and research services" (as defined in the 1934 Act) to Putnam Management an amount of disclosed commission for effecting securities transactions on stock exchanges and other transactions for the fund on an agency basis in excess of the commission which another broker-dealer would have charged for effecting that transaction. Putnam Management's authority to cause the fund to pay any such greater commissions is also subject to such policies as the Trustees may adopt from time to time. Putnam
Management does not currently intend to cause the fund to make such payments. It is the position of the staff of the Securities and Exchange Commission that Section 28(e) does not apply to the payment of such greater commissions in "principal" transactions.
Accordingly Putnam
Management will use its best effort to obtain the most favorable price and execution available with respect to such transactions, as described above.

The Management Contract provides that commissions, fees, brokerage or similar payments received by Putnam Management or an affiliate in connection with the purchase and sale of portfolio investments of the fund, less any direct expenses approved by the Trustees, shall be recaptured by the fund through a reduction of the fee payable by the fund under the Management Contract.
Putnam Management seeks to recapture for the fund soliciting dealer fees on the tender of the fund's portfolio securities in tender or exchange offers.
Any such fees which may be recaptured are likely to be minor in amount.

Consistent with the Conduct Rules of the National
Association of Securities Dealers, Inc. and subject to seeking the most favorable price and execution available and such other policies as the Trustees may determine, Putnam Management may consider sales of shares of the fund (and, if permitted by law, of the other Putnam funds) as a factor in the selection of brokerdealers to execute portfolio transactions for the fund.

Principal Underwriter

Putnam Mutual Funds is the principal underwriter of shares of the fund and the other continuously offered
Putnam funds. Putnam Mutual Funds is not obligated to sell any specific amount of shares of the fund and will purchase shares for resale only against orders for shares. See "Charges and expenses" in Part I of this SAI for information on sales charges and other payments received by Putnam Mutual Funds.

Investor Servicing Agent and Custodian

Putnam Investor Services, a division of Putnam
Fiduciary Trust Company ("PFTC"), is the fund's investor servicing agent (transfer, plan and dividend disbursing agent), for which it receives fees which are paid monthly by the fund as an expense of all its shareholders. The fee paid to Putnam Investor
Services is determined on the basis of the number of shareholder accounts, the number of transactions and the assets of the fund. Putnam Investor Services has won the DALBAR Service Award eight times in the past nine years. In 1997 and 1998, Putnam was the only company to win all three DALBAR Awards: for service to investors, to financial advisors, and to variable annuity contract holders. DALBAR, Inc. an independent research firm, presents the awards to financial services firms that provide consistently excellent service.

PFTC is the custodian of the fund's assets. In carrying out its duties under its custodian contract, PFTC may employ one or more subcustodians whose responsibilities include safeguarding and controlling the fund's cash and securities, handling the receipt and delivery of securities and collecting interest and dividends on the fund's investments. PFTC and any subcustodians employed by it have a lien on the securities of the fund (to the extent permitted by the fund's investment restrictions) to secure charges and any advances made by such subcustodians at the end of any day for the purpose of paying for securities purchased by the fund. The fund expects that such advances will exist only in unusual circumstances. Neither PFTC nor any subcustodian determines the investment policies of the fund or decides which securities the fund will buy or sell.
PFTC pays the fees and other charges of any subcustodians employed by it. The fund may from time to time pay custodial expenses in full or in part through the placement by Putnam Management of the fund's portfolio transactions with the subcustodians or with a thirdparty broker having an agreement with the subcustodians. The fund pays PFTC an annual fee based on the fund's assets, securities transactions and securities holdings and reimburses PFTC for certain out-of-pocket expenses incurred by it or any subcustodian employed by it in performing custodial services.

See "Charges and expenses" in Part I of this SAI for information on fees and reimbursements for investor servicing and custody received by PFTC. The fees may be reduced by credits allowed by PFTC.

DETERMINATION OF NET ASSET VALUE

The fund determines the net asset value per share of each class of shares once each day the New York Stock
Exchange (the "Exchange") is open.  Currently, the
Exchange is closed Saturdays, Sundays and the following holidays: New Year's Day, Rev. Dr. Martin
Luther King, Jr. Day, Presidents' Day, Good Friday,
Memorial Day, the Fourth of July, Labor Day,
Thanksgiving and Christmas. The fund determines net asset value as of the close of regular trading on the Exchange, currently 4:00 p.m. However, equity options held by the fund are priced as of the close of trading at 4:10 p.m., and futures contracts on U.S.
government and other fixed-income securities and index options held by the fund are priced as of their close of trading at 4:15 p.m.

Securities for which market quotations are readily available are valued at prices which, in the opinion of Putnam Management, most nearly represent the market values of such securities.
Currently, such prices are determined using the last reported sale price or, if no sales are reported (as in the case of some securities traded over-the-counter), the last reported bid price, except that certain securities are valued at the mean between the last reported bid and asked prices. Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. All other securities and assets are valued at their fair value following procedures approved by the Trustees. Liabilities are deducted from the total, and the resulting amount is divided by the number of shares of the class outstanding.

Reliable market quotations are not considered to be readily available for long-term corporate bonds and notes, certain preferred stocks, tax-exempt securities, and certain foreign securities. These investments are valued at fair value on the basis of valuations furnished by pricing services, which determine valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

If any securities held by the fund are restricted as to resale, Putnam Management determines their fair value following procedures approved by the Trustees.
The fair value of such securities is generally determined as the amount which the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by the fund in connection with such disposition). In addition, specific factors are also generally considered, such as the cost of the investment, the market value of any unrestricted securities of the same class, the size of the holding, the prices of any recent transactions or offers with respect to such securities and any available analysts' reports regarding the issuer.

Generally, trading in certain securities (such as foreign securities) is substantially completed each day at various times prior to the close of the Exchange. The values of these securities used in determining the net asset value of the fund's shares are computed as of such times. Also, because of the amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain securities (such as convertible bonds, U.S. government securities, and tax-exempt securities) are determined based on market quotations collected earlier in the day at the latest practicable time prior to the close of the Exchange.
Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange which will not be reflected in the computation of the fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value following procedures approved by the Trustees. In addition, securities held by some of the funds may be traded in foreign markets that are open for business on days that a fund is not, and the trading of such securities on those days may have an impact on the value of a shareholder's investment at a time when the shareholder cannot buy and sell shares of the fund.

Money market funds generally value their portfolio securities at amortized cost according to Rule 2a-7 under the Investment Company Act of 1940.

HOW TO BUY SHARES

General

The prospectus contains a general description of how investors may buy shares of the fund and states whether the fund offers more than one class of shares. This SAI contains additional information which may be of interest to investors.

Class A shares and class M shares are generally sold with a sales charge payable at the time of purchase
(except for class A shares and class M shares of money market funds). As used in this SAI and unless the context requires otherwise, the term "class A shares" includes shares of funds that offer only one class of shares. The prospectus contains a table of applicable sales charges. For information about how to purchase class A or class M shares of a Putnam fund at net asset value through an employersponsored retirement plan, please consult your employer.
Certain purchases of class A shares and class M shares may be exempt from a sales charge or, in the case of class A shares, may be subject to a contingent deferred sales charge ("CDSC"). See
"General-Sales without sales charges or contingent deferred sales charges," "Additional Information
About Class A and Class M shares," and "Contingent
Deferred Sales Charges--Class A shares."

Class B shares and class C shares are sold subject to a CDSC payable upon redemption within a specified period after purchase. The prospectus contains a table of applicable CDSCs.

Class B shares will automatically convert into class
A shares no
later than the end of the month eight years after the purchase date, and may, in the discretion of the Trustees, convert to class A shares earlier. Class B shares acquired by exchanging class B shares of another Putnam fund will convert into class A shares based on the time of the initial purchase. Class B shares acquired through reinvestment of distributions will convert into Class A shares based on the date of the initial purchase to which such shares relate.
For this purpose, class B shares acquired through reinvestment of distributions will be attributed to particular purchases of class B shares in accordance with such procedures as the Trustees may determine from time to time. The conversion of class B shares to class A shares is subject to the condition that such conversions will not constitute taxable events for Federal tax purposes.

Class Y shares, which are not subject to sales charges or a CDSC, are available only to certain defined contribution plans. See the prospectus that offers class Y shares for more information. Certain purchase programs described below are not available to defined contribution plans. Consult your employer for information on how to purchase shares through your plan.

The fund is currently making a continuous offering of its shares. The fund receives the entire net asset value of shares sold. The fund will accept unconditional orders for shares to be executed at the public offering price based on the net asset value per share next determined after the order is placed.
In the case of class A shares and class M shares, the public offering price is the net asset value plus the applicable sales charge, if any. No sales charge is included in the public offering price of other classes of shares. In the case of orders for purchase of shares placed through dealers, the public offering price will be based on the net asset value determined on the day the order is placed, but only if the dealer receives the order before the close of regular trading on the Exchange. If the dealer receives the order after the close of the Exchange, the price will be based on the net asset value next determined. If funds for the purchase of shares are sent directly to Putnam Investor Services, they will be invested at the public offering price based on the net asset value next determined after receipt.
Payment for shares of the fund must be in U.S.
dollars; if made by check, the check must be drawn on a U.S. bank.

Initial and subsequent purchases must satisfy the minimums stated in the prospectus, except that (i) individual investments under certain employee benefit plans or Tax Qualified Retirement Plans may be lower,
(ii) persons who are already shareholders may make additional purchases of $50 or more by sending funds directly to Putnam Investor Services (see "Your investing account" below), and (iii) for investors participating in systematic investment plans and military allotment plans, the initial and subsequent purchases must be $25 or more. Information about these plans is available from investment dealers or from Putnam Mutual Funds.

As a convenience to investors, shares may be purchased through a systematic investment plan. Pre-authorized monthly bank drafts for a fixed amount (at least $25) are used to purchase fund shares at the applicable public offering price next determined after Putnam Mutual Funds receives the proceeds from the draft.
A shareholder may choose any day of the month and, if a given month (for example, February) does not contain that particular date, or if the date falls on a weekend or holiday, the draft will be processed on the next business day. Further information and application forms are available from investment dealers or from Putnam Mutual Funds.

Except for funds that declare a distribution daily, distributions to be reinvested are reinvested without a sales charge in shares of the same class as of the ex-dividend date using the net asset value determined on that date, and are credited to a shareholder's account on the payment date. Dividends for Putnam money market funds are credited to a shareholder's account on the payment date. Distributions for all other funds that declare a distribution daily are reinvested without a sales charge as of the last day of the period for which distributions are paid using the net asset value determined on that date, and are credited to a shareholder's account on the payment date.
Payment in securities. In addition to cash, the fund may accept securities as payment for fund shares at the applicable net asset value. Generally, the fund will only consider accepting securities to increase its holdings in a portfolio security, or if Putnam
Management determines that the offered securities are a suitable investment for the fund and in a sufficient amount for efficient management.
While no minimum has been established, it is expected that the fund would not accept securities with a value of less than $100,000 per issue as payment for shares. The fund may reject in whole or in part any or all offers to pay for purchases of fund shares with securities, may require partial payment in cash for such purchases to provide funds for applicable sales charges, and may discontinue accepting securities as payment for fund shares at any time without notice. The fund will value accepted securities in the manner described in the section
"Determination of Net Asset Value" for valuing shares of the fund. The fund will only accept securities which are delivered in proper form. The fund will not accept options or restricted securities as payment for shares. The acceptance of securities by certain funds in exchange for fund shares is subject to additional requirements. For federal income tax purposes, a purchase of fund shares with securities will be treated as a sale or exchange of such securities on which the investor will generally realize a taxable gain or loss. The processing of a purchase of fund shares with securities involves certain delays while the fund considers the suitability of such securities and while other requirements are satisfied. For information regarding procedures for payment in securities, contact Putnam Mutual Funds.
Investors should not send securities to the fund except when authorized to do so and in accordance with specific instructions received from Putnam
Mutual Funds.

Sales without sales charges or contingent deferred sales charges. The fund may sell shares without a sales charge or CDSC to:

    (i) current and retired Trustees of the fund;
                   officers of the
   fund; directors and current and retired U.S. full-time employees of Putnam Management, Putnam Mutual
   Funds, their parent corporations and certain corporate affiliates; family members of and employee benefit plans for the foregoing; and partnerships, trusts or other entities in which any of the foregoing has a substantial interest;

   (ii) employer-sponsored retirement plans, for the repurchase of shares in connection with repayment of plan loans made to plan participants (if the sum loaned was obtained by redeeming shares of a Putnam fund sold with a sales
                       charge)
   (not offered by tax-exempt funds);
   (iii) clients of administrators of tax-qualified employersponsored retirement plans which have entered into agreements with Putnam Mutual Funds
   (not offered by tax-exempt funds);

   (iv) registered representatives and other employees of brokerdealers having sales agreements with Putnam Mutual Funds; employees of financial institutions having sales agreements with Putnam
   Mutual Funds or otherwise having an arrangement with any such broker-dealer or financial institution with respect to sales of fund shares;
   and their spouses and children under age 21
   (Putnam Mutual Funds is regarded as
   the dealer of record for all such accounts);

   (v) investors meeting certain requirements who sold shares of certain Putnam closed-end funds pursuant to a tender offer by such closed-end fund;

   (vi) a trust department of any financial institution purchasing shares of the fund in its capacity as trustee of any trust (other than a tax-qualified retirement plan trust), through an arrangement approved by Putnam Mutual Funds, if the value of the shares of the fund and other
   Putnam funds purchased or held by all such trusts exceeds $1 million in the aggregate; and

   (vii) "wrap accounts" maintained for clients of brokerdealers, financial institutions or financial intermediaries who have entered into agreements with Putnam Mutual Funds with respect to such accounts, which in all cases shall be subject to a wrap fee economically comparable to a sales charge. Fund shares offered pursuant to this waiver may not be advertised as "no load," or otherwise offered for sale at NAV without a wrap fee.

In addition, each of the Putnam funds may issue its shares at net asset value without an initial sales charge or a CDSC in connection with the acquisition of substantially all of the securities owned by other investment companies or personal holding companies, and the CDSC will be waived on redemptions of shares arising out of death or post-purchase disability of a shareholder or settlor of a living trust account and on redemptions in connection with certain withdrawals from IRA or other retirement plans. Up to 12% of the value of shares subject to a systematic withdrawal plan may also be redeemed each year without a CDSC.
The fund may sell class A or class M shares at net asset value to members of qualified groups. See
"Group purchases of class A and class M shares" below. Class A and class M shares are available without an initial sales charge to "class A qualified benefit plans" and "class M qualified benefit plans," respectively, as described below. See "Qualified benefit plans; Individual account plans" below.

Payments to dealers. Putnam Mutual Funds may, at its expense, pay concessions in addition to the payments disclosed in the prospectus to dealers which satisfy certain criteria established from time to time by Putnam Mutual Funds relating to increasing net sales of shares of the Putnam funds over prior periods, and certain other factors.

Additional Information About Class A and Class M
Shares

The underwriter's commission is the sales charge shown in the prospectus less any applicable dealer discount. Putnam Mutual Funds will give dealers ten days' notice of any changes in the dealer discount.
Putnam Mutual Funds retains the entire sales charge on any retail sales made by it.

Putnam Mutual Funds offers several plans by which an
investor may obtain reduced sales charges on
purchases of class A shares and
class M shares.  The variations in sales charges
reflect the varying efforts required to sell shares
to separate categories of purchasers.  These plans
may be altered or discontinued at any time.
The public offering price of class A and class M
shares is the net asset value plus a sales charge
that varies depending on the size of your purchase.
The fund receives the net asset value. The sales
charge is allocated between your investment dealer
and Putnam Mutual Funds as shown in the following
table, except when Putnam Mutual Funds, in its
discretion, allocates the entire amount to your
investment dealer.
For Growth Funds, Growth and Income Funds and Asset
Allocation Funds only:
                             CLASS A                       CLASS M
                                    Amount of                    Amount of
                      Sales charge  sales charge   Sales charge  sales charge
                      as a          reallowed to   as a          reallowed to
                      percentage    dealers as a   percentage    dealers as a
Amount of transaction of offering   percentage of  of offering   percentage of
at offering price ($) price         offering price price         offering price
----------------------------------------------------------------------------
Under 50,000          5.75%     5.00%      3.50%       3.00%
50,000 but under 100,000        4.50       3.75        2.50 2.00
100,000 but under 250,000       3.50       2.75        1.50 1.00
250,000 but under 500,000       2.50       2.00        1.00 1.00
500,000 but under 1,000,000     2.00       1.75        NONE NONE
1,000,000 and above   NONE      NONE       NONE        NONE
----------------------------------------------------------------------------

For Income Funds only (except for Putnam Intermediate
U.S. Government Income Fund and Putnam Preferred
Income Fund:

                              CLASS A                  CLASS M
                                    Amount of                      Amount of
                      Sales charge  sales charge     Sales charge  sales charge
                      as a          reallowed to     as a          reallowed to
                      percentage    dealers as a     percentage    dealers as a
Amount of transaction of offering   percentage of    of offering  percentage of
at offering price ($) price         offering price   price       offering price
-------------------------------------------------------------------------
Under 50,000          4.75%     4.25%      3.25%       3.00%
50,000 but under 100,000        4.50       4.00        2.25 2.00
100,000 but under 250,000       3.50       3.00        1.50 1.25
250,000 but under 500,000       2.50       2.25        1.00 1.00
500,000 but under 1,000,000     2.00       1.75        NONE NONE
1,000,000 and above   NONE      NONE       NONE        NONE
---------------------------------------------------------------------------

For Putnam Intermediate U.S. Government Income Fund and Putnam Preferred Income Fund only:

                              CLASS A                 CLASS M
                                     Amount of                    Amount of
                      Sales charge   sales charge   Sales charge  sales charge
                      as a           reallowed to   as a          reallowed to
                      percentage     dealers as a   percentage    dealers as a
Amount of transaction of offering    percentage of  of offering   percentage of
at offering price ($) price          offering price price         offering price
--------------------------------------------------------------------------
Under 100,000         3.25%     3.00%      2.00%       1.80%
100,000 but under 250,000       2.50       2.25        1.50 1.30
250,000 but under 500,000       2.00       1.75        1.00 1.00
500,000 but under 1,000,000     1.50       1.25        NONE NONE
1,000,000 and above   NONE      NONE       NONE        NONE
---------------------------------------------------------------------------

For Tax Free Funds only:

                              CLASS A                    CLASS M
                                    Amount of                      Amount of
                      Sales charge  sales charge     Sales charge  sales charge
                      as a          reallowed to     as a          reallowed to
                      percentage    dealers as a     percentage    dealers as a
Amount of transaction of offering   percentage of    of offering   percentage of
at offering price ($) price         offering price   price       offering price
---------------------------------------------------------------------------
Under 25,000          4.75%     4.50%      3.25%       3.00%
25,000 but under 50,000         4.50       4.25        3.25 3.00
50,000 but under 100,000        4.50       4.25        2.25 2.00
100,000 but under 250,000       3.75       3.50        1.50 1.25
250,000 but under 500,000       3.00       2.75        1.00 1.00
500,000 but under 1,000,000     2.00       1.85        NONE NONE
1,000,000 and above   NONE      NONE       NONE        NONE
----------------------------------------------------------------------------

Combined purchase privilege. The following persons may qualify for the sales charge reductions or eliminations shown in the prospectus by combining into a single transaction the purchase of class A shares or class M shares with other purchases of any class of shares:

      (i) an individual, or a "company" as defined in
      Section 2(a)(8) of the Investment Company Act of 1940 (which includes corporations which are corporate affiliates of each other);

      (ii) an individual, his or her spouse and their children under twenty-one, purchasing for his, her or their own account;

      (iii) a trustee or other fiduciary purchasing for a single trust estate or single fiduciary account (including a pension, profit-sharing, or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Internal Revenue Code of 1986, as amended (the "Code"));

      (iv) tax-exempt organizations qualifying under
      Section 501(c)(3) of the Internal Revenue Code
      (not including taxexempt organizations
      qualifying under Section 403(b)(7) (a "403(b) plan") of the Code; and

(v) employee benefit plans of a single employer or of affiliated employers, other than 403(b) plans.
A combined purchase currently may also include shares of any class of other continuously offered Putnam funds (other than money market funds) purchased at the same time through a single investment dealer, if the dealer places the order for such shares directly with Putnam Mutual Funds.
Cumulative quantity discount (right of accumulation).
A purchaser of class A shares or class M shares may qualify for a cumulative quantity discount by combining a current purchase (or combined purchases as described above) with certain other shares of any class of Putnam funds already owned. The applicable sales charge is based on the total of:
      (i) the investor's current purchase; and
(ii) the maximum public offering price (at the close of business on the previous day) of:

             (a) all shares held by the investor in
             all of the Putnam funds (except money
             market funds); and

             (b) any shares of money market funds
             acquired by exchange from other Putnam
             funds; and

      (iii) the maximum public offering price of all shares described in paragraph (ii) owned by another shareholder eligible to participate with the investor in a "combined purchase" (see above).

To qualify for the combined purchase privilege or to obtain the cumulative quantity discount on a purchase through an investment dealer, when each purchase is made the investor or dealer must provide Putnam
Mutual Funds with sufficient information to verify that the purchase qualifies for the privilege or discount. The shareholder must furnish this information to Putnam Investor Services when making direct cash investments.

Statement of Intention. Investors may also obtain the reduced sales charges for class A shares or class
M shares shown in the prospectus for investments of a particular amount by means of a written Statement of Intention, which expresses the investor's intention to invest that amount (including certain
"credits," as described below) within a period of 13 months in shares of any class of the fund or any other continuously offered Putnam fund (excluding money market funds). Each purchase of class A shares or class M shares under a Statement of Intention will be made at the public offering price applicable at the time of such purchase to a single transaction of the total dollar amount indicated in the Statement of Intention. A Statement of Intention may include purchases of shares made not more than 90 days prior to the date that an investor signs a Statement;
however, the 13-month period during which the Statement of Intention is in effect will begin on the date of the earliest purchase to be included.

An investor may receive a credit toward the amount indicated in the Statement of Intention equal to the maximum public offering price as of the close of business on the previous day of all shares he or she owns on the date of the Statement of Intention which are eligible for purchase under a Statement of Intention (plus any shares of money market funds acquired by exchange of such eligible shares).
Investors do not receive credit for shares purchased by the reinvestment of distributions. Investors qualifying for the "combined purchase privilege" (see above) may purchase shares under a single Statement of Intention.

The Statement of Intention is not a binding obligation upon the investor to purchase the full amount indicated. The minimum initial investment under a Statement of Intention is 5% of such amount, and must be invested immediately. Class A shares or class M shares purchased with the first 5% of such amount will be held in escrow to secure payment of the higher sales charge applicable to the shares actually purchased if the full amount indicated is not purchased. When the full amount indicated has been purchased, the escrow will be released. If an investor desires to redeem escrowed shares before the full amount has been purchased, the shares will be released from escrow only if the investor pays the sales charge that, without regard to the Statement of Intention, would apply to the total investment made to date.

To the extent that an investor purchases more than the dollar amount indicated on the Statement of Intention and qualifies for a further reduced sales charge, the sales charge will be adjusted for the entire amount purchased at the end of the 13-month period, upon recovery from the investor's dealer of its portion of the sales charge adjustment. Once received from the dealer, which may take a period of time or may never occur, the sales charge adjustment will be used to purchase additional shares at the then current offering price applicable to the actual amount of the aggregate purchases. These additional shares will not be considered as part of the total investment for the purpose of determining the applicable sales charge pursuant to the Statement of Intention. No sales charge adjustment will be made unless and until the investor's dealer returns any excess commissions previously received.

To the extent that an investor purchases less than the dollar amount indicated on the Statement of Intention within the 13month period, the sales charge will be adjusted upward for the entire amount purchased at the end of the 13-month period. This adjustment will be made by redeeming shares from the account to cover the additional sales charge, the proceeds of which will be paid to the investor's dealer and Putnam Mutual Funds in accordance with the prospectus. If the account exceeds an amount that would otherwise qualify for a reduced sales charge, that reduced sales charge will be applied.

Statements of Intention are not available for certain employee benefit plans.

Statement of Intention forms may be obtained from Putnam Mutual Funds or from investment dealers.
Interested investors should read the Statement of Intention carefully.

Group purchases of class A and class M shares.
Members of qualified groups may purchase class A shares of the fund at a group sales charge rate of 4.50% of the public offering price (4.71% of the net amount invested). The dealer discount on such sales is 3.75% of the offering price. Members of qualified groups may also purchase class M shares at net asset value.

To receive the class A or class M group rate, group members must purchase shares through a single investment dealer designated by the group. The designated dealer must transmit each member's initial purchase to Putnam Mutual Funds, together with payment and completed application forms. After the initial purchase, a member may send funds for the purchase of shares directly to Putnam Investor
Services. Purchases of shares are made at the public offering price based on the net asset value next determined after Putnam Mutual Funds or Putnam
Investor Services receives payment for the shares.
The minimum investment requirements described above apply to purchases by any group member. Only shares purchased under the class A group discount are included in calculating the purchased amount for the purposes of these requirements.

Qualified groups include the employees of a corporation or a sole proprietorship, members and employees of a partnership or association, or other organized groups of persons (the members of which may include other qualified groups) provided that: (i) the group has at least 25 members of which, with respect to the class A discount only, at least 10 members participate in the initial purchase; (ii) the group has been in existence for at least six months;
(iii) the group has some purpose in addition to the purchase of investment company shares at a reduced sales charge; (iv) the group's sole organizational nexus or connection is not that the members are credit card holders of a company, policy holders of an insurance company, customers of a bank or broker dealer, clients of an investment adviser or security holders of a company; (v) with respect to the class A discount only, the group agrees to provide its designated investment dealer access to the group's membership by means of written communication or direct presentation to the membership at a meeting on not less frequently than an annual basis; (vi) the group or its investment dealer will provide annual certification in form satisfactory to Putnam Investor
Services that the group then has at least 25 members and, with respect to the class A discount only, that at least ten members participated in group purchases during the immediately preceding 12 calendar months;
and (vii) the group or its investment dealer will provide periodic certification in form satisfactory to Putnam Investor Services as to the eligibility of the purchasing members of the group.

Members of a qualified group include: (i) any group which meets the requirements stated above and which is a constituent member of a qualified group; (ii) any individual purchasing for his or her own account who is carried on the records of the group or on the records of any constituent member of the group as being a good standing employee, partner, member or person of like status of the group or constituent member; or (iii) any fiduciary purchasing shares for the account of a member of a qualified group or a member's beneficiary. For example, a qualified group could consist of a trade association which would have as its members individuals, sole proprietors, partnerships and corporations. The members of the group would then consist of the individuals, the sole proprietors and their employees, the members of the partnerships and their employees, and the corporations and their employees, as well as the trustees of employee benefit trusts acquiring class A shares for the benefit of any of the foregoing.

A member of a qualified group may, depending upon the value of class A shares of the fund owned or proposed to be purchased by the member, be entitled to purchase class A shares of the fund at non-group sales charge rates shown in the prospectus which may be lower than the group sales charge rate, if the member qualifies as a person entitled to reduced non-group sales charges. Such a group member will be entitled to purchase at the lower rate if, at the time of purchase, the member or his or her investment dealer furnishes sufficient information for Putnam
Mutual Funds or Putnam Investor Services to verify that the purchase qualifies for the lower rate.

Interested groups should contact their investment dealer or Putnam Mutual Funds. The fund reserves the right to revise the terms of or to suspend or discontinue group sales at any time.

Qualified benefit plans; Individual account plans.
The terms "class A qualified benefit plan" and "class
M qualified benefit plan" mean any employer-sponsored plan or arrangement, whether or not tax-qualified, for which Putnam Fiduciary Trust Company or its affiliates provide recordkeeping or other services in connection with the purchase of class A shares or class M shares, respectively. The term "affiliated employer" means employers who are affiliated with each other within the meaning of Section 2(a)(3)(C) of the Investment Company Act of 1940. The term
"individual account plan" means any employee benefit plan whereby (i) class A shares are purchased through payroll deductions or otherwise by a fiduciary or other person for the account of participants who are employees (or their spouses) of an employer, or of affiliated employers, and (ii) a separate investing account is maintained in the name of such fiduciary or other person for the account of each participant in the plan.

The table of sales charges in the prospectus applies to sales to employer-sponsored retirement plans that are not class A qualified benefit plans, except that the fund may sell class A shares at net asset value to employee benefit plans, including individual account plans, of employers or of affiliated employers which have at least 750 employees to whom such plan is made available, in connection with a payroll deduction system of plan funding (or other system acceptable to Putnam Investor Services) by which contributions or account information for plan participation are transmitted to Putnam Investor
Services by methods acceptable to Putnam Investor
Services. The fund may also sell class A shares at net asset value to employer-sponsored retirement plans that initially invest at least $1 million in the fund or that have at least 200 eligible employees. In addition, the fund may sell class M shares at net asset value to class M qualified benefit plans.

An employer-sponsored retirement plan participating in a "multifund" program approved by Putnam Mutual
Funds may include amounts invested in the other mutual funds participating in such program for purposes of determining whether the plan may purchase class A shares at net asset value based on the size of the purchase. These investments will also be included for purposes of the discount privileges and programs described above.

Additional information about qualified benefit plans and individual account plans is available from investment dealers or from Putnam Mutual Funds.

Contingent Deferred Sales Charges; Commissions

Class A shares. Except as described below, a CDSC of 0.75% (1.00% in the case of plans for which Putnam
Mutual Funds and its affiliates do not act as trustee or record-keeper) of the total amount redeemed is imposed on redemptions of shares purchased by class A qualified benefit plans if, within two years of a plan's initial purchase of class A shares, it redeems
90% or more of its cumulative purchases. Thereafter, such plan is no longer liable for any CDSC. The two-year CDSC applicable to class A qualified benefit plans for which Putnam Mutual Funds or its affiliates serve as trustee or recordkeeper ("full service plans") is 0.50% of the total amount redeemed, for full service plans that initially invest at least $5 million but less than $10 million in Putnam funds and other investments managed by Putnam Management or its affiliates ("Putnam Assets"), and is 0.25% of the total amount redeemed for full service plans that initially invest at least $10 million but less than $20 million in Putnam Assets. Class A qualified benefit plans that initially invest at least $20 million in Putnam Assets, or whose dealer of record has, with Putnam Mutual Funds' approval, waived its commission or agreed to refund its commission to Putnam Mutual Funds in the event a CDSC would otherwise be applicable, are not subject to any CDSC.

Similarly, class A shares purchased at net asset value by any investor other than a class A qualified benefit plan, including purchases pursuant to any Combined Purchase Privilege, Right of Accumulation or
Statement of Intention, are subject to a CDSC of 1.00% or 0.50%, respectively, if redeemed within the first or second year after purchase, unless the dealer of record waived its commission with Putnam
Mutual Funds' approval. The class A CDSC is imposed on the lower of the cost and the current net asset value of the shares redeemed.

Except as described below for sales to class A qualified benefit plans, Putnam Mutual Funds pays investment dealers of record commissions on sales of class A shares of $1 million or more and sales to employer-sponsored benefit plans that have at least
200 eligible employees and that are not class A qualified benefit plans based on cumulative purchases of such shares, including purchases pursuant to any Combined Purchase Privilege, Right of Accumulation or
Statement of Intention, during the one-year period beginning with the date of the initial purchase at net asset value. Each subsequent one-year measuring period for these purposes will begin with the first net asset value purchase following the end of the prior period. Such commissions are paid at the rate of 1.00% of the amount under $3 million, 0.50% of the next $47 million and 0.25% thereafter.

On sales at net asset value to a class A qualified benefit plan, Putnam Mutual Funds pays commissions to the dealer of record at the time of the sale on net monthly purchases at the following rates: 1.00% of the first $1 million, 0.75% of the next $1 million, 0.50% of the next $3 million, 0.20% of the next $5 million, 0.15% of the next $10 million, 0.10% of the next $10 million and 0.05% thereafter, except that commissions on sales to class A qualified benefit plans initially investing less than $20 million in Putnam funds and other investments managed by Putnam
Management or its affiliates pursuant to a proposal made by Putnam Mutual Funds on or before April 15, 1997 are based on cumulative purchases over a one-year measuring period at the rate of 1.00% of the first $2 million, 0.80% of the next $1 million, and 0.50% thereafter. On sales at net asset value to all other class A qualified benefit plans receiving proposals from Putnam Mutual Funds on or before April
15, 1997, Putnam Mutual Funds pays commissions on the initial investment and on subsequent net quarterly sales (gross sales minus gross redemptions during the quarter) at the rate of 0.15%. Money market fund shares are excluded from all commission calculations, except for determining the amount initially invested by a qualified benefit plan. Commissions on sales at net asset value to such plans are subject to Putnam
Mutual Funds' right to reclaim such commissions if the shares are redeemed within two years.

Different CDSC and commission rates may apply to shares purchased prior to December 1, 1995.

All shares. Investors who set up an Automatic Cash
Withdrawal Plan ("ACWP") for a share account (see
"Plans available to shareholders -- Automatic Cash
Withdrawal Plan") may withdraw through the ACWP up to 12% of the net asset value of the account (calculated as set forth below) each year without incurring any CDSC. Shares not subject to a CDSC (such as shares representing reinvestment of distributions) will be redeemed first and will count toward the 12% limitation. If there are insufficient shares not subject to a CDSC, shares subject to the lowest CDSC liability will be redeemed next until the 12% limit is reached. The 12% figure is calculated on a pro rata basis at the time of the first payment made pursuant to an ACWP and recalculated thereafter on a pro rata basis at the time of each ACWP payment.
Therefore, shareholders who have chosen an ACWP based on a percentage of the net asset value of their account of up to 12% will be able to receive ACWP payments without incurring a CDSC. However, shareholders who have chosen a specific dollar amount
(for example, $100 per month from a fund that pays income distributions monthly) for their periodic ACWP payment should be aware that the amount of that payment not subject to a CDSC may vary over time depending on the net asset value of their account.
For example, if the net asset value of the account is $10,000 at the time of payment, the shareholder will receive $100 free of the CDSC (12% of $10,000 divided by 12 monthly payments). However, if at the time of the next payment the net asset value of the account has fallen to $9,400, the shareholder will receive
$94 free of any CDSC (12% of $9,400 divided by 12 monthly payments) and $6 subject to the lowest applicable CDSC. This ACWP privilege may be revised or terminated at any time.

No CDSC is imposed on shares of any class subject to a CDSC ("CDSC Shares") to the extent that the CDSC
Shares redeemed (i) are no longer subject to the holding period therefor, (ii) resulted from reinvestment of distributions on CDSC Shares, or
(iii) were exchanged for shares of another Putnam fund, provided that the shares acquired in such exchange or subsequent exchanges (including shares of a Putnam money market fund) will continue to remain subject to the CDSC, if applicable, until the applicable holding period expires. In determining whether the CDSC applies to each redemption of CDSC
Shares, CDSC Shares not subject to a CDSC are redeemed first.

The fund will waive any CDSC on redemptions, in the case of individual, joint or Uniform Transfers to Minors Act accounts, in the event of death or post-purchase disability of a shareholder, for the purpose of paying benefits pursuant to tax-qualified retirement plans ("Benefit Payments"), or, in the case of living trust accounts, in the event of the death or post-purchase disability of the settlor of the trust). Benefit payments currently include, without limitation, (1) distributions from an IRA due to death or disability, (2) a return of excess contributions to an IRA or 401(k) plan, and (3) distributions from retirement plans qualified under
Section 401(a) of the Code or from a 403(b) plan due to death, disability, retirement or separation from service. These waivers may be changed at any time.
Additional waivers may apply to IRA accounts opened prior to February 1, 1994.
DISTRIBUTION PLANS
If the fund or a class of shares of the fund has adopted a distribution plan, the prospectus describes the principal features of the plan. This SAI contains additional information which may be of interest to investors.
Continuance of a plan is subject to annual approval by a vote of the Trustees, including a majority of the Trustees who are not interested persons of the fund and who have no direct or indirect interest in the plan or related arrangements (the "Qualified
Trustees"), cast in person at a meeting called for that purpose. All material amendments to a plan must be likewise approved by the Trustees and the Qualified Trustees. No plan may be amended in order to increase materially the costs which the fund may bear for distribution pursuant to such plan without also being approved by a majority of the outstanding voting securities of the fund or the relevant class of the fund, as the case may be.
A plan terminates automatically in the event of its assignment and may be terminated without penalty, at any time, by a vote of a majority of the Qualified
Trustees or by a vote of a majority of the outstanding voting securities of the fund or the relevant class of the fund, as the case may be.

Putnam Mutual Funds compensates qualifying dealers
(including, for this purpose, certain financial institutions) for sales of shares and the maintenance of shareholder accounts.

Class A shares:

Putnam Mutual Funds makes quarterly payments to dealers at the annual rates set forth below (as a percentage of the average net asset value of class A shares for which such dealers are designated the dealer of record) except that payments to dealers for shares held by class A qualified benefit plans are made at other rates, as described below. No payments are made during the first year after purchase on shares purchased at net asset value by shareholders investing at least $1 million or by employersponsored retirement plans that have at least 200 eligible employees or that are class A qualified benefit plans, unless the shareholder has made arrangements with Putnam Mutual Funds and the dealer of record has waived the sales commission.

Rate                     Fund
   0.25%                 All funds except for those listed below
0.50%     for shares
purchased on             Putnam    Diversified Equity Trust
or before 7/1/95    ; 0.25% for
shares purchased after    7/1/95


0.20%                    Putnam Tax-Free High Yield Fund
                         Putnam Tax-Free Insured Fund

0.20% for shares purchased on      Putnam Balanced Retirement Fund
or before 12/31/89; 0.25% for      Putnam Convertible Income-Growth Trust
shares purchased after 12/31/89    The George Putnam Fund of Boston
                                   The Putnam Fund for Growth
                                   and Income Putnam Investors Fund
                                   Putnam Vista Fund
                                   Putnam Voyager Fund Putnam
                                   Global Growth Fund
                                  Putnam Global Natural Resources Fund    Putnam
                                   Health Sciences Trust

0.20%     for shares purchased on       Putnam    High Yield Trust
or before 3/31/90; 0.25% for       Putnam U.S. Government Income Trust
shares purchased after 3/31/90

0.20% for shares purchased on      Putnam Income Fund
or before 3/31/91    ; 0.25% for
shares purchased after    3/31/91

0.20% for shares purchased on      Putnam Municipal Income Fund
or before 5/7/92; 0.25% for
shares purchased after 5/7/92

0.15% for shares purchased on      Putnam Michigan Tax Exempt Income Fund
or before 3/9/92; 0.20% for        Putnam Minnesota Tax Exempt Income Fund
shares purchased after 3/9/92      Putnam Ohio Tax Exempt Income Fund

0.15% for shares purchased on      Putnam Massachusetts Tax Exempt Income Fund
or before 5/11/92; 0.20% for
shares purchased after 5/11/92

0.15% for shares purchased on      Putnam New York Tax Exempt Opportunities Fund
or before 7/13/92; 0.20% for
shares purchased after 7/13/92

0.15% for shares purchased on      Putnam Tax Exempt Income Fund
or before 12/31/92; 0.20% for      Putnam California Tax Exempt Income Fund
shares purchased after 12/31/92    Putnam New Jersey Tax Exempt Income Fund
                                   Putnam New York Tax Exempt Income Fund

0.15% for shares purchased on      Putnam Arizona Tax Exempt Income Fund
or before 3/5/93; 0.20% for
shares purchased after 3/5/93

0.15% for shares purchased on      Putnam Florida Tax Exempt Income Fund
or before 7/8/93; 0.20% for        Putnam Pennsylvania Tax Exempt Income Fund
shares purchased after 7/8/93

0.00%                              Putnam Preferred Income Fund
                                   Putnam New York Money Market Fund
                                   Putnam California Money Market Fund
                                   Putnam Tax Exempt Money Market Fund
                                   Putnam Money Market Fund

Putnam Mutual Funds pays service fees to the dealer of record for plans for which Putnam Fiduciary Trust or its affiliates serve as trustee and recordkeeper at the following annual rates (expressed as a percentage of the average net asset value of the plan's class A shares): 0.25% of the first $5 million, 0.20% of the next $5 million, 0.15% of the next $10 million, 0.10% of the next $30 million, and 0.05% thereafter. For class A qualified benefit plans for which Putnam Fiduciary Trust Company or its affiliates provide some services but do not act as trustee and recordkeeper, Putnam Mutual Funds will pay service fees to the dealer of record of up to 0.25% of average net assets, depending on the level of service provided by Putnam Fiduciary Trust Company or its affiliates, by the dealer of record, and by third parties. Service fees are paid quarterly to the dealer of record for that quarter.

Class B shares:

Putnam Mutual Funds makes quarterly payments to dealers at the annual rates set forth below (as a percentage of the average net asset value of class B shares for which such dealers are designated the dealer of record).

Rate                     Fund

0.25%                    All funds except for those listed below

   0.25%, but first year    '   s            Putnam Municipal Income Fund
service fees are prepaid
at time of sale

   0.25%, except that the first           Putnam Arizona Tax Exempt Income Fund
   year    '   s service fees of 0.20%    Putnam California Tax Exempt Income
                                          Fund
   are prepaid at time of sale          Putnam Florida Tax Exempt Income Fund
                         Putnam Massachusetts Tax Exempt Income Fund
                         Putnam Michigan Tax Exempt Income Fund
                         Putnam Minnesota Tax Exempt Income Fund
                         Putnam New Jersey Tax Exempt Income Fund
                         Putnam New York Tax Exempt Income Fund
                         Putnam New York Tax Exempt Opportunities Fund
                         Putnam Ohio Tax Exempt Income Fund
                         Putnam Pennsylvania Tax Exempt Income Fund
                            Putnam Tax Exempt Income Fund


   0.20% for shares purchased on        Putnam Tax-Free Insured Fund
or before 3/31/90; 0.25% for       Putnam Tax-Free High Yield
shares purchased after 3/31/90;
first year    '   s service fees are prepaid
at time of sale

0.00%                              Putnam Money Market Fund

Class C shares:

Putnam Mutual Funds makes quarterly payments to dealers at the annual rates set forth below (as a percentage of the average net asset value of class C shares for which such dealers are designated the dealer of record).

Rate                     Fund

1.00%                            All funds except those listed below

1.00% (0.25% is prepaid       Putnam Asset Allocation Funds
at time of sale and 0.75% is
paid one year after sale; in subsequent years the annual rate of 1.00% is applied)

0.50%                         Putnam Money Market Fund

Class M shares:

Putnam Mutual Funds makes quarterly payments to dealers at the annual rates set forth below (as a percentage of the average net asset value of class M shares for which such dealers are designated the dealer of record).

Rate                     Fund

   0.65%                           All growth and growth and income funds

0.45%                              Putnam Diversified Income Trust

0.40%                              All income and money market
                                  funds (except for Putnam
                                   Money Market Fund)

   0.25%                           Putnam Preferred Income Fund

0.15%                              Putnam Money Market Fund

Putnam Mutual Funds may suspend or modify its payments to dealers. The payments are also subject to the continuation of the relevant distribution plan, the terms of the service agreements between the dealers and Putnam Mutual Funds and any applicable limits imposed by the National Association of Securities Dealers, Inc.

Financial institutions receiving payments from Putnam
Mutual Funds as described above may be required to comply with various state and federal regulatory requirements, including among others those regulating the activities of securities brokers or dealers.

Except as otherwise agreed between Putnam Mutual
Funds and a dealer, for purposes of determining the amounts payable to dealers for shareholder accounts for which such dealers are designated as the dealer of record, "average net asset value" means the product of (i) the average daily share balance in such account(s) and (ii) the average daily net asset value of the relevant class of shares over the quarter.

Financial institutions receiving payments from Putnam
Mutual Funds as described above may be required to comply with various state and federal regulatory requirements, including among others those regulating the activities of securities brokers or dealers.

INVESTOR SERVICES

Shareholder Information

Each time shareholders buy or sell shares, they will receive a statement confirming the transaction and listing their current share balance. (Under certain investment plans, a statement may only be sent quarterly.) Shareholders will receive a statement confirming reinvestment of distributions in additional fund shares (or in shares of other Putnam funds for Dividends Plus accounts) promptly following the quarter in which the reinvestment occurs. To help shareholders take full advantage of their Putnam investment, they will receive a Welcome Kit and a periodic publication covering many topics of interest to investors. The fund also sends annual and semiannual reports that keep shareholders informed about its portfolio and performance, and year-end tax information to simplify their recordkeeping. Easy-to-read, free booklets on special subjects such as the Exchange Privilege and IRAs are available from Putnam
Investor Services.  Shareholders may call Putnam
Investor Services toll-free weekdays at 1-800-225-
1581 between 8:30 a.m. and 7:00 p.m. Boston time for more information, including account balances.

Your Investing Account

The following information provides more detail concerning the operation of a Putnam Investing
Account. For further information or assistance, investors should consult Putnam Investor Services.
Shareholders who purchase shares through a defined contribution plan should note that not all of the services or features described below may be available to them, and they should contact their employer for details.

A shareholder may reinvest a cash distribution without a frontend sales charge or without the reinvested shares being subject to a CDSC, as the case may be, by delivering to Putnam Investor
Services the uncashed distribution check, endorsed to the order of the fund. Putnam Investor Services must receive the properly endorsed check within 1 year after the date of the check.

The Investing Account also provides a way to accumulate shares of the fund. In most cases, after an initial investment of $500, a shareholder may send checks to Putnam Investor Services for $50 or more, made payable to the fund, to purchase additional shares at the applicable public offering price next determined after Putnam Investor Services receives the check. Checks must be drawn on a U.S. bank and must be payable in U.S. dollars.

Putnam Investor Services acts as the shareholder's agent whenever it receives instructions to carry out a transaction on the shareholder's account. Upon receipt of instructions that shares are to be purchased for a shareholder's account, shares will be purchased through the investment dealer designated by the shareholder. Shareholders may change investment dealers at any time by written notice to Putnam
Investor Services, provided the new dealer has a sales agreement with Putnam Mutual Funds.

Shares credited to an account are transferable upon written instructions in good order to Putnam Investor
Services and may be sold to the fund as described under "How do I sell fund shares?" in the prospectus.
Money market funds and certain other funds will not issue share certificates. A shareholder may send to Putnam Investor Services any certificates which have been previously issued for safekeeping at no charge to the shareholder.

Putnam Mutual Funds, at its expense, may provide certain additional reports and administrative material to qualifying institutional investors with fiduciary responsibilities to assist these investors in discharging their responsibilities. Institutions seeking further information about this service should contact Putnam Mutual Funds, which may modify or terminate this service at any time.

Putnam Investor Services may make special services available to shareholders with investments exceeding
$1,000,000. Contact Putnam Investor Services for details.

The fund pays Putnam Investor Services' fees for maintaining Investing Accounts.

Reinstatement Privilege

An investor who has redeemed shares of the fund may reinvest (within 1 year) the proceeds of such sale in shares of the same class of the fund, or may be able to reinvest (within 1 year) the proceeds in shares of the same class of one of the other continuously offered Putnam funds (through the exchange privilege described in the prospectus), including, in the case of shares subject to a CDSC, the amount of CDSC charged on the redemption. Any such reinvestment would be at the net asset value of the shares of the fund(s) the investor selects, next determined after Putnam Mutual Funds receives a Reinstatement
Authorization. The time that the previous investment was held will be included in determining any applicable CDSC due upon redemptions and, in the case of class B shares, the eight-year period for conversion to class A shares. Shareholders will receive from Putnam Mutual Funds the amount of any CDSC paid at the time of redemption as part of the reinstated investment, which may be treated as capital gains to the shareholder for tax purposes.
Exercise of the Reinstatement Privilege does not alter the federal income tax treatment of any capital gains realized on a sale of fund shares, but to the extent that any shares are sold at a loss and the proceeds are reinvested in shares of the fund, some or all of the loss may be disallowed as a deduction.
Consult your tax adviser. Investors who desire to exercise the Reinstatement Privilege should contact their investment dealer or Putnam Investor Services.

Exchange Privilege

Except as otherwise set forth in this section, by calling Putnam Investor Services, investors may exchange shares valued up to $500,000 between accounts with identical registrations, provided that no certificates are outstanding for such shares and no address change has been made within the preceding
15 days.
During periods of unusual market changes and shareholder activity, shareholders may experience delays in contacting Putnam Investor Services by telephone to exercise the Telephone Exchange
Privilege.

Putnam Investor Services also makes exchanges promptly after receiving a properly completed
Exchange Authorization Form and, if issued, share certificates. If the shareholder is a corporation, partnership, agent, or surviving joint owner, Putnam
Investor Services will require additional documentation of a customary nature. Because an exchange of shares involves the redemption of fund shares and reinvestment of the proceeds in shares of another Putnam fund, completion of an exchange may be delayed under unusual circumstances if the fund were to suspend redemptions or postpone payment for the fund shares being exchanged, in accordance with federal securities laws. Exchange Authorization Forms and prospectuses of the other Putnam funds are available from Putnam Mutual Funds or investment dealers having sales contracts with Putnam Mutual Funds. The prospectus of each fund describes its investment objective(s) and policies, and shareholders should obtain a prospectus and consider these objectives and policies carefully before requesting an exchange.
Shares of certain Putnam funds are not available to residents of all states. The fund reserves the right to change or suspend the Exchange Privilege at any time. Shareholders would be notified of any change or suspension. Additional information is available from Putnam Investor Services.

Shareholders of other Putnam funds may also exchange their shares at net asset value for shares of the fund, as set forth in the current prospectus of each fund.

For federal income tax purposes, an exchange is a sale on which the investor generally will realize a capital gain or loss depending on whether the net asset value at the time of the exchange is more or less than the investor's basis. The Exchange
Privilege may be revised or terminated at any time.
Shareholders would be notified of any such change or suspension.

Dividends PLUS

Shareholders may invest the fund's distributions of net investment income or distributions combining net investment income and short-term capital gains in shares of the same class of another continuously offered Putnam fund (the "receiving fund") using the net asset value per share of the receiving fund determined on the date the fund's distribution is payable. No sales charge or CDSC will apply to the purchased shares unless the fund paying the distribution is a money market fund. The prospectus of each fund describes its investment objective(s) and policies, and shareholders should obtain a prospectus and consider these objective(s) and policies carefully before investing their distributions in the receiving fund. Shares of certain Putnam funds are not available to residents of all states.

The minimum account size requirement for the receiving fund will not apply if the current value of your account in the fund paying the distribution is more than $5,000.

Shareholders of other Putnam funds (except for money market funds, whose shareholders must pay a sales charge or become subject to a CDSC) may also use their distributions to purchase shares of the fund at net asset value.

For federal tax purposes, distributions from the fund which are reinvested in another fund are treated as paid by the fund to the shareholder and invested by the shareholder in the receiving fund and thus, to the extent comprised of taxable income and deemed paid to a taxable shareholder, are taxable.

The Dividends PLUS program may be revised or terminated at any time.

Plans Available To Shareholders

The plans described below are fully voluntary and may be terminated at any time without the imposition by the fund or Putnam Investor Services of any penalty.
All plans provide for automatic reinvestment of all distributions in additional shares of the fund at net asset value. The fund, Putnam
Mutual Funds or Putnam Investor Services may modify or cease offering these plans at any time.
Automatic cash withdrawal plan ("ACWP"). An investor who owns or buys shares of the fund valued at $10,000 or more at the current public offering price may open an ACWP plan and have a designated sum of money ($50 or more) paid monthly, quarterly, semi-annually or annually to the investor or another person.
(Payments from the fund can be combined with payments from other Putnam funds into a single check through a designated payment plan.) Shares are deposited in a plan account, and all distributions are reinvested in additional shares of the fund at net asset value
(except where the plan is utilized in connection with a charitable remainder trust). Shares in a plan account are then redeemed at net asset value to make each withdrawal payment. Payment will be made to any person the investor designates; however, if shares are registered in the name of a trustee or other fiduciary, payment will be made only to the fiduciary, except in the case of a profit-sharing or pension plan where payment will be made to a designee. As withdrawal payments may include a return of principal, they cannot be considered a guaranteed annuity or actual yield of income to the investor.
The redemption of shares in connection with a plan generally will result in a gain or loss for tax purposes. Some or all of the losses realized upon redemption may be disallowed pursuant to the so-called wash sale rules if shares of the same fund from which shares were redeemed are purchased
(including through the reinvestment of fund distributions) within a period beginning 30 days before, and ending 30 days after, such redemption.
In such a case, the basis of the replacement shares will be increased to reflect the disallowed loss.
Continued withdrawals in excess of income will reduce and possibly exhaust invested principal, especially in the event of a market decline. The maintenance of a plan concurrently with purchases of additional shares of the fund would be disadvantageous to the investor because of the sales charge payable on such purchases. For this reason, the minimum investment accepted while a plan is in effect is $1,000, and an investor may not maintain a plan for the accumulation of shares of the fund (other than through reinvestment of distributions) and a plan at the same time. The cost of administering these plans for the benefit of those shareholders participating in them is borne by the fund as an expense of all shareholders. The fund, Putnam Mutual Funds or
Putnam Investor Services may terminate or change the terms of the plan at any time. A plan will be terminated if communications mailed to the shareholder are returned as undeliverable.

Investors should consider carefully with their own financial advisers whether the plan and the specified amounts to be withdrawn are appropriate in their circumstances. The fund and Putnam Investor Services make no recommendations or representations in this regard.

Tax Qualified Retirement Plans; 403(b) and SEP Plans.
(Not offered by funds investing primarily in tax-exempt securities.) Investors may purchase shares of the fund through the following Tax Qualified
Retirement Plans, available to qualified individuals or organizations:

   Standard and variable profit-sharing (including
                       401(k))
      and money purchase pension plans; and
      Individual Retirement Account Plans (IRAs).
Each of these Plans has been qualified as a prototype plan by the
Internal Revenue Service. Putnam Investor Services will furnish services under each plan at a specified annual cost. Putnam Fiduciary Trust Company serves as trustee under each of these Plans.

Forms and further information on these Plans are available from investment dealers or from Putnam
Mutual Funds. In addition, specialized professional plan administration services are available on an optional basis; contact Putnam Defined Contribution
Plan Services at 1-800-225-2465, extension 8600.

A 403(b) Retirement Plan is available for employees of public school systems and organizations which meet the requirements of Section 501(c)(3) of the Internal
Revenue Code. Forms and further information on the 403(b) Plan are also available from investment dealers or from Putnam Mutual Funds. Shares of the fund may also be used in simplified employee pension
(SEP) plans. For further information on the Putnam prototype SEP plan, contact an investment dealer or Putnam Mutual Funds.

Consultation with a competent financial and tax adviser regarding these Plans and consideration of the suitability of fund shares as an investment under the Employee Retirement Income Security Act of 1974, or otherwise, is recommended.

SIGNATURE GUARANTEES

Redemption requests for shares having a net asset value of $100,000 or more must be signed by the registered owners or their legal representatives and must be guaranteed by a bank, broker/dealer, municipal securities dealer or broker, government securities dealer or broker, credit union, national securities exchange, registered securities association, clearing agency, savings association or trust company, provided such institution is acceptable under and conforms with Putnam Fiduciary
Trust Company's signature guarantee procedures. A copy of such procedures is available upon request.
If you want your redemption proceeds sent to an address other than your address as it appears on Putnam's records, you must provide a signature guarantee. Putnam Investor Services usually requires additional documentation for the sale of shares by a corporation, partnership, agent or fiduciary, or a surviving joint owner. Contact Putnam Investor
Services for details.

SUSPENSION OF REDEMPTIONS

The fund may not suspend shareholders' right of redemption, or postpone payment for more than seven days, unless the Exchange is closed for other than customary weekends or holidays, or if permitted by the rules of the Securities and Exchange Commission during periods when trading on the Exchange is restricted or during any emergency which makes it impracticable for the fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period permitted by order of the Commission for protection of investors.

SHAREHOLDER LIABILITY

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the fund. However, the Agreement and Declaration of Trust disclaims shareholder liability for acts or obligations of the fund and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the fund or the Trustees. The
Agreement and Declaration of Trust provides for indemnification out of fund property for all loss and expense of any shareholder held personally liable for the obligations of the fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the fund would be unable to meet its obligations. The likelihood of such circumstances is remote.

STANDARD PERFORMANCE MEASURES

Yield and total return data for the fund may from time to time be presented in Part I of this SAI and in advertisements. In the case of funds with more than one class of shares, all performance information is calculated separately for each class. The data is calculated as follows.

Total return for one-, five- and ten-year periods (or for such shorter periods as the fund has been in operation or shares of the relevant class have been outstanding) is determined by calculating the actual dollar amount of investment return on a $1,000 investment in the fund made at the beginning of the period, at the maximum public offering price for class A shares and class M shares and net asset value for other classes of shares, and then calculating the annual compounded rate of return which would produce that amount. Total return for a period of one year is equal to the actual return of the fund during that period. Total return calculations assume deduction of the fund's maximum sales charge or CDSC, if applicable, and reinvestment of all fund distributions at net asset value on their respective reinvestment dates.

The fund's yield is presented for a specified thirty-day period (the "base period"). Yield is based on the amount determined by (i) calculating the aggregate amount of dividends and interest earned by the fund during the base period less expenses for that period, and (ii) dividing that amount by the product of (A) the average daily number of shares of the fund outstanding during the base period and entitled to receive dividends and (B) the per share maximum public offering price for class A shares or class M shares, as appropriate, and net asset value for other classes of shares on the last day of the base period. The result is annualized on a compounding basis to determine the yield. For this calculation, interest earned on debt obligations held by the fund is generally calculated using the yield to maturity (or first expected call date) of such obligations based on their market values (or, in the case of receivables-backed securities such as the Government National Mortgage Association ("GNMAs"), based on cost). Dividends on equity securities are accrued daily at their stated dividend rates. The amount of expenses used in determining the fund's yield includes, in addition to expenses actually accrued by the fund, an estimate of the amount of expenses that the fund would have incurred if brokerage commissions had not been used to reduce such expenses.

If the fund is a money market fund, yield is computed by determining the percentage net change, excluding capital changes, in the value of an investment in one share over the seven-day period for which yield is presented (the "base period"), and multiplying the net change by 365/7 (or approximately 52 weeks).
Effective yield represents a compounding of the yield by adding 1 to the number representing the percentage change in value of the investment during the base period, raising that sum to a power equal to 365/7, and subtracting 1 from the result.

If the fund is a tax-exempt fund, the tax-equivalent
yield during the base period may be presented for
shareholders in one or more stated tax brackets.  Tax-
equivalent yield is calculated by
adjusting the tax-exempt yield by a factor designed
to show the approximate yield that a taxable
investment would have to earn to produce an after-tax
yield equal, for that shareholder, to the tax-exempt
yield.  The tax-equivalent yield will differ for
shareholders in other tax brackets.
At times, Putnam Management may reduce its
compensation or assume expenses of the fund in order
to reduce the fund's expenses.  The per share amount
of any such fee reduction or assumption of expenses
during the fund's past five fiscal years (or for the
life of the fund, if shorter) is set forth in the
footnotes to the table in the section entitled
"Financial highlights" in the prospectus.  Any such
fee reduction or assumption of expenses would
increase the fund's yield and total return for
periods including the period of the fee reduction or
assumption of expenses.
All data are based on past performance and do not
predict future results.
COMPARISON OF PORTFOLIO PERFORMANCE
Independent statistical agencies measure the fund's
investment performance and publish comparative
information showing how the fund, and other
investment companies, performed in specified time
periods.  Three agencies whose reports are commonly
used for such comparisons are set forth below.  From
time to time, the fund may distribute these
comparisons to its shareholders or to potential
investors.   The agencies listed below measure
performance based on their own criteria rather than on the standardized performance measures described in the preceding section.
      Lipper Analytical Services, Inc. distributes mutual fund rankings monthly. The rankings are based on total return performance calculated by Lipper, generally reflecting changes in net asset value adjusted for reinvestment of capital gains and income dividends. They do not reflect deduction of any sales charges.
      Lipper rankings cover a variety of performance periods, including year-to-date, 1year, 5-year, and 10-year performance. Lipper classifies mutual funds by investment objective and asset category.
      Morningstar, Inc. distributes mutual fund ratings twice a month. The ratings are divided into five groups:
      highest, above average, neutral, below average and lowest. They represent a fund's historical risk/reward ratio relative to other funds in its broad investment class as determined by Morningstar, Inc. Morningstar ratings cover a variety of performance periods, including 1-year, 3year, 5-year, 10-year and overall performance. The performance factor for the overall rating is a weightedaverage assessment of the fund's 1-year, 3-year, 5-year, and 10-year total return performance (if available) reflecting deduction of expenses and sales charges. Performance is adjusted using quantitative techniques to reflect the risk profile of the fund. The ratings are derived from a purely quantitative system that does not utilize the subjective criteria customarily employed by rating agencies such as Standard &
      Poor's and Moody's Investor Service, Inc.

      CDA/Wiesenberger's Management Results publishes mutual fund rankings and is distributed monthly. The rankings are based entirely on total return calculated by Weisenberger for periods such as year-to-date, 1-year, 3year, 5-year and 10-year. Mutual funds are ranked in general categories (e.g., international bond, international equity, municipal bond, and maximum capital gain). Weisenberger rankings do not reflect deduction of sales charges or fees.

Independent publications may also evaluate the fund's performance. The fund may from time to time refer to results published in various periodicals, including
Barrons, Financial World, Forbes, Fortune, Investor's
Business Daily, Kiplinger's Personal Finance
Magazine, Money, U.S. News and World Report and The
Wall Street Journal.

Independent, unmanaged indexes, such as those listed below, may be used to present a comparative benchmark of fund performance. The performance figures of an index reflect changes in market prices, reinvestment of all dividend and interest payments and, where applicable, deduction of foreign withholding taxes, and do not take into account brokerage commissions or other costs. Because the fund is a managed portfolio, the securities it owns will not match those in an index. Securities in an index may change from time to time.

      The Consumer Price Index, prepared by the U.S.
      Bureau of Labor Statistics, is a commonly used measure of the rate of inflation. The index shows the average change in the cost of selected consumer goods and services and does not represent a return on an investment vehicle.

      The Dow Jones Industrial Average is an index of
      30 common stocks frequently used as a general measure of stock market performance.

      The Dow Jones Utilities Average is an index of
      15 utility stocks frequently used as a general measure of stock market performance.

      CS First Boston High Yield Index is a market-weighted index including publicly traded bonds having a rating below BBB by Standard & Poor's and Baa by Moody's.

The Lehman Brothers Aggregate Bond Index is an index composed of securities from The Lehman Brothers
      Government/Corporate Bond Index, The Lehman
      Brothers Mortgage-Backed Securities Index and
      The Lehman Brothers Asset-Backed Securities
      Index and is frequently used as a broad market measure for fixed-income securities.

      The Lehman Brothers Asset-Backed Securities
      Index is an index composed of credit card, auto, and home equity loans. Included in the index are pass-through, bullet (noncallable), and controlled amortization structured debt securities; no subordinated debt is included.
      All securities have an average life of at least one year.

      The Lehman Brothers Corporate Bond Index is an index of publicly issued, fixed-rate, non-convertible investmentgrade domestic corporate debt securities frequently used as a general measure of the performance of fixed-income securities.

      The Lehman Brothers Government/Corporate Bond
      Index is an index of publicly issued U.S.
      Treasury obligations, debt obligations of U.S.
      government agencies (excluding mortgage-backed securities), fixed-rate, non-convertible, investment-grade corporate debt securities and U.S.
dollardenominated, SEC-registered non-convertible debt issued by foreign governmental entities or international agencies used as a general measure of the performance of fixedincome securities.

The Lehman Brothers Intermediate Treasury Bond Index is an index of publicly issued U.S. Treasury obligations with maturities of up to ten years and is used as a general gauge of the market for intermediate-term fixed-income securities.

The Lehman Brothers Long-Term Treasury Bond Index is an index of publicly issued U.S. Treasury obligations
(excluding flower bonds and foreign-targeted issues) that are U.S. dollar-denominated and have maturities of 10 years or greater.

The Lehman Brothers Mortgage-Backed Securities Index includes 15- and 30-year fixed rate securities backed by mortgage pools of the Government National Mortgage
Association, Federal Home Loan Mortgage Corporation, and
Federal National Mortgage Association.

The Lehman Brothers Municipal Bond Index is an index of approximately 20,000 investment-grade, fixed-rate taxexempt bonds.

The Lehman Brothers Treasury Bond Index is an index of publicly issued U.S. Treasury obligations (excluding flower bonds and foreign-targeted issues) that are U.S. dollar denominated, have a minimum of one year to maturity, and are issued in amounts over $100 million.

The Morgan Stanley Capital International World Index is an index of approximately 1,482 equity securities listed on the stock exchanges of the United States, Europe, Canada, Australia, New Zealand and the Far East, with all values expressed in U.S. dollars.

The Morgan Stanley Capital International Emerging Markets
Index is an index of approximately 1,100 securities representing 20 emerging markets, with all values expressed in U.S. dollars.

The Morgan Stanley Capital International Emerging Markets
Free Index is an index of approximately 1,003 securities available to non-domestic investors representing 26 emerging markets, with all values expressed in U.S.
dollars.

The Morgan Stanley Capital International EAFE Index is an index of approximately 1,045 equity securities issued by companies located in 18 countries and listed on the stock exchanges of Europe, Australia, and the Far East. All values are expressed in U.S. dollars.

The Morgan Stanley Capital International Europe Index is an index of approximately 627 equity securities issued by companies located in one of 13 European countries, with all values expressed in U.S. dollars.

The Morgan Stanley Capital International Pacific Index is an index of approximately 418 equity securities issued by companies located in 5 countries and listed on the exchanges of Australia, New Zealand, Japan, Hong Kong,
Singapore/Malaysia.  All values are expressed in U.S.
dollars.

The NASDAQ Industrial Average is an index of stocks traded in The Nasdaq Stock Market, Inc. National Market System.

The Russell 1000 Index is composed of the 1,000 largest companies in the Russell 3000 Index, representing approximately 89% of the Russell 3000 total market capitalization. The Russell 3000 Index is composed of the 3,000 largest U.S. companies ranked by total market capitalization, representing approximately 98% of the U.S.
investable equity market.

The Russell 2000 Index is composed of the 2,000 smallest companies in the Russell 3000 Index, representing approximately 11% of the Russell 3000 total market capitalization.

The Russell 2000 Growth Index is composed of securities with greater-than-average growth orientation within the Russell 2000 Index. Each security's growth orientation is determined by a composite score of the security's price-to book ratio and forecasted growth rate. Growth stocks tend to have higher price-to-book ratios and forecasted growth rates than value stocks. This index is composed of approximately 1,310 companies from the Russell 2000 Index, representing approximately 50% of the total market capitalization of the Russell 2000 Index.

The Russell Midcap Index is composed of the 800 smallest companies in the Russell 1000 Index, representing approximately 35% of the Russell 1000 total market capitalization.

The Russell Midcap Growth Index is composed of securities with greater-than-average growth orientation within the Russell Midcap Index. Each security's growth orientation is determined by a composite score of the security's priceto-book ratio and forecasted growth rate. Growth stocks tend to have higher price-to-book ratios and forecasted growth rates than value stocks. This index is composed of approximately 450 companies from the Russell 1000 Growth Index, representing 20% of the total market capitalization of the Russell 1000 Growth Index.

The Salomon Brothers Long-Term High-Grade Corporate Bond
Index is an index of publicly traded corporate bonds having a rating of at least AA by Standard & Poor's or Aa by Moody's and is frequently used as a general measure of the performance of fixed-income securities.

The Salomon Brothers Long-Term Treasury Index is an index of U.S. government securities with maturities greater than 10 years.

The Salomon Brothers World Government Bond Index is an index that tracks the performance of the 14 government bond markets of Australia, Austria, Belgium Canada, Denmark,
France, Germany, Italy, Japan, Netherlands, Spain, Sweden,
United Kingdom and the United States. Country eligibility is determined by market capitalization and investability criteria.

The Salomon Brothers World Government Bond Index (non
$U.S.) is an index of foreign government bonds calculated to provide a measure of performance in the government bond markets outside of the United States.

      Standard & Poor's 500 Composite Stock Price Index is an index of common stocks frequently used as a general measure of stock market performance.

      Standard & Poor's 40 Utilities Index is an index of 40 utility stocks.
      Standard & Poor's/Barra Value Index is an index constructed by ranking the securities in the Standard & Poor's 500 Composite Stock Price Index by price-to-book ratio and including the securities with the lowest priceto-book ratios that represent approximately half of the market capitalization of the Standard & Poor's 500 Composite Stock Price Index.
In addition, Putnam Mutual Funds may distribute to shareholders or prospective investors illustrations of the benefits of reinvesting tax-exempt or tax-deferred distributions over specified time periods, which may include comparisons to fully taxable distributions. These illustrations use hypothetical rates of tax-advantaged and taxable returns and are not intended to indicate the past or future performance of any fund.
SECURITIES RATINGS
The following rating services describe rated securities as follows:
Moody's Investors Service, Inc.
Bonds
Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa -- Bonds which are rated Baa are considered as medium grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.
Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.
C -- Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
Notes (for Money Market funds only)
MIG 1/VMIG 1 -- This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.
MIG 2/VMIG 2 -- This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.
Commercial paper (for Money Market funds only)
Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by the following characteristics:
-      Leading market positions in well established industries.
--     High rates of return on funds employed.
-- Conservative capitalization structure with moderate reliance on debt and ample asset protection.
-- Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
-- Well established access to a range of financial markets and assured sources of alternate liquidity.


Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Standard & Poor's

Bonds

AAA -- An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA -- An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A -- An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB -- An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Obligations rated BB, B, CCC, CC and C are regarded as having significant speculative characteristics. BB indicates the lowest degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

BB -- An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B -- An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligations. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC -- An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC -- An obligation rated CC is currently highly vulnerable to nonpayment.

C -- The C rating may be used to cover a situation where a bankruptcy petition has been filed, or similar action has been taken, but payments on this obligation are being continued.

D -- An obligation rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition, or the taking of a similar action if payments on an obligation are jeopardized.

Notes (for Money Market funds only)

SP-1 -- Strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a plus (+) designation.

SP-2 -- Satisfactory capacity to pay principal and interest.

SP-3 -- Speculative capacity to pay principal and interest.

Commercial paper (for Money Market funds only)

A-1 -- This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 -- Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated `A-1'.

A-3 -- Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

Duff & Phelps Corporation

Long-Term Debt

AAA -- Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

AA+, AA, AA- -- High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

A+, A, A- -- Protection factors are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

BBB+, BBB, BBB- -- Below-average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.

BB+, BB, BB- -- Below investment grade but deemed likely to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions or company fortunes. Overall quality may move up or down frequently within this category.

B+, B, B- -- Below investment grade and possessing risk that obligations will not be met when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade.

CCC -- Well below investment-grade securities. Considerable uncertainty exists as to timely payment of principal, interest or preferred dividends. Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.

DD -- Defaulted debt obligations. Issuer failed to meet scheduled principal and/or interest payments.

Fitch Investors Service, Inc.

AAA -- Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.
AA -- Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA.
A -- Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.
BBB -- Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB -- Bonds considered to be speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B -- Bonds are considered highly speculative. Bonds in this class are lightly protected as to the obligor's ability to pay interest over the life of the issue and repay principal when due.


CCC -- Bonds have certain characteristics which, with passing of time, could lead to the possibility of default on either principal or interest payments.

CC -- Bonds are minimally protected. Default in payment of interest and/or principal seems probable.

C -- Bonds are in actual or imminent default in payment of interest or principal.

DDD -- Bonds are in default and in arrears in interest and/or principal payments. Such bonds are extremely speculative and should be valued only on the basis of their value in liquidation or reorganization of the obligor.

DEFINITIONS

"Putnam Management"             -    Putnam Investment
                                Management, Inc., the fund's
                                investment manager.

"Putnam Mutual Funds"           -    Putnam Mutual Funds Corp.,
                                the fund's principal
                                underwriter.

"Putnam Fiduciary Trust         -    Putnam Fiduciary Trust
                                Company,
 Company"                            the fund's custodian.

"Putnam Investor Services"      -    Putnam Investor Services, a
                                division of Putnam Fiduciary Trust
                                Company, the fund's investor
                                servicing agent.






PUTNAM TAX MANAGED FUNDS TRUST
PUTNAM U.S. CORE TAX MANAGED FUND

FORM N-1A
PART C

OTHER INFORMATION

ITEM 23.  EXHIBITS

1.   Agreement and Declaration of Trust dated April 6, 1999 -
   Incorporated by reference to the Registrant    '   s Initial
Registration Statement.
2.   By-Laws, as amended through April 6, 1999 -    Incorporated
by reference to the Registrant    '   s Initial Registration
Statement.
3a.  Portions of Agreement and Declaration of Trust Relating to
Shareholders' Rights -    Incorporated by reference to the
Registrant    '   s Registration Statement.
3b.  Portions of By-Laws Relating to Shareholders' Rights -
   Incorporated by reference to the Registrant    '   s Initial
Registration Statement.
4.   Management Contract dated April 12, 1999 -    Incorporated by
reference to the Registrant    '   s Initial Registration
Statement.
5a.  Distributor's Contract dated April 8, 1999 -    Incorporated
by reference to the Registrant    '   s Initial Registration
Statement.
5b.  Form of Specimen Dealer Sales Contract -    Exhibit 1    .
5c.  Form of Specimen Financial Institution Sales Contract -
   Exhibit 2    .
6.   Trustee Retirement Plan dated October 4, 1996 -    Exhibit
3    .
7.   Custodian Agreement with Putnam Fiduciary Trust Company dated
May 3, 1991, as amended July 13, 1992 -    Incorporated by
reference to the Registrant    '   s Initial Registration
Statement    .
8.   Investor Servicing Agreement dated June 3, 1991 with Putnam
Fiduciary Trust Company -    Incorporated by reference to the
Registrant    '   s Initial Registration Statement.
9.   Opinion of Ropes & Gray, including consent -   Exhibit 4    .
10.  Not applicable.
11.  Not applicable.
12.         Investment Letter from Putnam Investments, Inc. to the
Registrant - Exhibit    5    .
13a. Class A Distribution Plan and Agreement dated April 8, 1999 -
   Incorporated by reference to the Registrant    '   s Initial
Registration Statement.
13b. Class B Distribution Plan and Agreement dated April 8, 1999 -
   Incorporated by reference to the Registrant    '   s Initial
Registration Statement.
13c. Class C Distribution Plan and Agreement dated April 8, 1999 -
Exhibit    6.
13d    .  Class M Distribution Plan and Agreement dated April 8,
1999 -    Incorporated by reference to the Registrant    '   s
Initial Registration Statement.
13e    .  Form of Specimen Dealer Service Agreement -
   Incorporated by reference to the Registrant    '   s Initial
Registration Statement.
13f    .  Form of Specimen Financial Institution Service Agreement
-    Incorporated by reference to the Registrant    '   s Initial
Registration Statement.
14.       Rule 18f-3 (d) Plan -    Exhibit 7    .


ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH
REGISTRANT

As of     May 31    , 1999, Putnam Investments, Inc. owned 100% of
the outstanding shares of the fund. Also, as of    that date    ,
Putnam Investments, Inc. owned the indicated percentages for the following funds and may be deemed to control such funds:

Putnam Asia Pacific Fund II                90.70%
Putnam Balanced Fund                  91.00%
Putnam Equity Fund 98                 55.50%
Putnam Global Equity Fund                  83.40%
Putnam Growth Fund                    94.20%
Putnam International Fund                  94.80%
Putnam Investment Fund 98                  69.10%
Putnam Latin America Fund                  83.40%
Putnam U.S. Core Fund                 87.00%
Putnam Value Fund                     95.50%

ITEM 25.  INDEMNIFICATION

Article VIII of the Registrant's Agreement and Declaration of
Trust provides as follows.

Section 1. The Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise) (hereinafter referred to as a "Covered Person") against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees reasonably incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such Covered Person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Covered Person except with respect to any matter as to which such Covered Person shall have been finally adjudicated in any such action, suit or other proceeding (a) not to have acted in good faith in the reasonable belief that such Covered Person's action was in the best interests of the Trust or (b) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office. Expenses, including counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), shall be paid from time to time by the Trust in advance of the final disposition of any such action, suit or proceeding upon receipt of an undertaking by or on behalf of such Covered Person to repay amounts so paid to the Trust if it is ultimately determined that indemnification of such expenses is not authorized under this Article, provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking, (b) the Trust shall be insured against losses arising from any such advance payments or (c) either a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter), or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a full trial type inquiry) that there is reason to believe that such Covered Person will be found entitled to indemnification under this Article.

Section 2. As to any matter disposed of (whether by a compromise payment, pursuant to a consent decree or otherwise) without an adjudication by a court, or by any other body before which the proceeding was brought, that such Covered Person either (a) did not act in good faith in the reasonable belief that his action was in the best interests of the Trust or (b) is liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, indemnification shall be provided if (a) approved as in the best interests of the Trust, after notice that it involves such indemnification, by at least a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter) upon a determination, based upon a review of readily available facts (as opposed to a full trial type inquiry) that such Covered Person acted in good faith in the reasonable belief that his action was in the best interests of the Trust and is not liable to the Trust or its Shareholders by reasons of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, or (b) there has been obtained an opinion in writing of independent legal counsel, based upon a review of readily available facts (as opposed to a full trial type inquiry) to the effect that such Covered Person appears to have acted in good faith in the reasonable belief that his action was in the best interests of the Trust and that such indemnification would not protect such Person against any liability to the Trust to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. Any approval pursuant to this Section shall not prevent the recovery from any Covered Person of any amount paid to such Covered Person in accordance with this Section as indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction not to have acted in good faith in the reasonable belief that such Covered Person's action was in the best interests of the Trust or to have been liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

Section 3. The right of indemnification hereby provided shall not be exclusive of or affect any other rights to which such Covered Person may be entitled. As used in this Article VIII, the term "Covered Person" shall include such person's heirs, executors and administrators and a "disinterested Trustee" is a Trustee who is not an "interested person" of the Trust as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, (or who has been exempted from being an "interested person" by any rule, regulation or order of the Commission) and against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending. Nothing contained in this Article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees or officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person.

     ----------------------

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted against the Trust by such Trustee, officer or controlling person in connection with the securities being registered, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

ITEMS 26 AND 27.

6/17/99                     C-4

Item 26.  Business and Other Connections of Investment Adviser
     Except as set forth below, the directors and officers of the
Registrant's investment adviser have been engaged during the past two fiscal years in no business, vocation or employment of a substantial nature other than as directors or officers of the investment adviser or certain of its corporate affiliates. Certain officers of the investment adviser serve as officers of some or all of the Putnam funds.  The address of the investment adviser, its corporate affiliates and the Putnam Funds is one Post Office
Square, Boston, Massachusetts 02109.
Name                  Non-Putnam business and other connections
Pankaj Aggrawal       Prior to April 1998,
Vice President        Quantitative Analyst, Vestek Systems, 388 Market St.,
                      Suite 700, San Francisco, CA 94111
Blake Anderson        Trustee, Salem Female Charitable
Managing Director     Society, Salem MA 01970
Barry R. Allen        Prior to December 1997,
Vice Present          Analyst/Director of Research, Harbor Capital Management,
                      125 High St., Boston, MA 02110
Michael J. Atkin      Prior to July 1997, Director of
Senior Vice President Latin America Institute of International Finance,
                      2000 Pennsylvania Avenue, Washington, D.C. 20006
Jeffrey B. Augustine  Prior to January 1998, Vice
Senior Vice President President, Investment Consulting, Investor Tools, Inc.,
                      100 Bridge St. Plaza, Yorkville, IL  60560
Rowland T. Bankes     Prior to July 1997, Senior Fixed-
Vice President        Income Trader, Jennison Associates Capital Corp.,
                      One Financial Center, Boston,  MA 02110
Robert R. Beck        Director, Charles Bridge
Senior Vice President Publishing, 85 Main St., Watertown, MA  02172;
                      Board of Overseers, Beth Israel Deaconess
                      Medical Center, 330 Brookline Ave., Boston, MA 02215
Carl D. Bell          Prior to January 1998,
Vice President        Principal, Smith Breedon Association, 100 Europa Drive,
                      Suite 200, Chapel Hill, NC 27514
Richard L. Block      Prior to June 1998, Principal,
Senior Vice President Head International Equity Trader, Morgan Stanley Asset
                      Management, 1221 Avenue of the Americas, New York, NY
                      10036
Jeffrey M. Bray       Prior to October 1997, Analyst,
Vice President        Lehman Brothers, 3 World Financial Center, New York, NY
                      10285
David J. Buckle       Prior to March 1998, Vice
Vice President        President, J.P. Morgan Investment Management, 28 King
                      St., London, England SWI YXA
Ronald J. Bukovac     Prior to October 1997, Senior
Vice President        Manager, Valuation, PriceWaterhouse, 200 E. Randolph
                      Drive, Chicago, IL  60601
Robert W. Burke       Member-Executive Committee, The
Senior Managing Director Ridge Club, Country Club Road, Sandwich, MA  02563;
                      MemberAdvisory Board, Cathedral High School,
                      74 Union Park St., So. Boston, MA  02118
Richard P. Cervone    Prior to August 1998, Equity
Vice President        Analyst, Loomis, Sayles & Co., One Financial Center,
                      Boston, MA, 02216.
Jack P. Chang         Prior to July 1997, Vice
Senior Vice President President, Columbia Management Company, 1300 S.W. 6th
                      Ave., Portland, OR 97207
Bihua Chen            Prior to July 1998, Research
Assistant Vice President Associate, ProNeuron, Inc., 1531
                      E. Jefferson St., Rockville, MD 20847
C. Beth Cotner        Director, The Lyric Stage
Senior Vice President Theater, 140 Clarendon St., Boston, MA  02116
Stephen P. Cotto      Prior to March 1998, Facilities
Assistant Vice President Supervisor, Unicco Service Co.,
                      4 Copley Place, Boston, MA 02116
Joseph F. Cushing     Prior to June 1998, Investment
Assistant Vice President Analyst - Fixed Income, Metropolitan Life
                      Insurance Company, 334 Madison Avenue, Convent
                      Station, NJ 07961
John R.S. Cutler      Member, Burst Media, L.L.C., 10
Vice President        New England Executive Park, Burlington, MA 01803
Kenneth Daly          President, Andover River Rd.
Managing Director     TMA, River Road Transportation
                      Management Association, 7 Shattuck Rd., Andover, MA 01810
Michael W. Davis      Prior to August 1997, Technical
Vice President        Finance Consultant, Bank of America Mortgage, 50
                      California St., San Francisco, CA  94111
Donna M. Daylor       Prior to April 1998, Director of
Vice President        Training, UniCare Life & Health
                      Ins. Co., 1350 Main St., Springfield, MA
John C. Delano        Prior to July 1998, Senior
Assistant Vice President Foreign Exchange Trader,
                      Nationsbank, 233 So. Wacker Drive, Chicago, IL 60606
Edwin M. Denson       Prior to November 1997, Vice
Vice President        President and Senior Economist
                      Primark Decision Economics, 260 Franklin St.,
                      Boston, MA  02110
Ralph C. Derbyshire   Prior to November 1997, Partner,
Senior Vice President Palmer & Dodge, One Beacon Street, Boston, MA  02108;
                      Board Member, MSPCC, 399 Boylston St.,
                      Boston, MA; Board Member, Winchester After School Program,
                      Skillings Rd., Winchester, MA
Michael G. Dolan      Chairman-Finance Council, St.
Assistant Vice President Mary's Parish, 44 Myrtle St.,
                      Melrose, MA  02176; Member, School Advisory Board, St.
                      Mary's School, 44 Myrtle St., Melrose, MA  02176
Mark E. Dow           Prior to November 1997,
Vice President        Economist, International Monetary Fund, Washington, DC
Emily Durbin          Board of Directors, Family
Vice President        Service, Inc., Lawrence, MA 01840
Karnig H. Durgarian   Board Member, EBRI, Suite 600,
Managing Director     2121 K St., N.W., Washington, DC 20037-1896.
                      Trustee, American Assembly, 122 C. St., N.W., Suite
                      350, Washington, DC 20001
Nathan Eigerman       Trustee, Flower Hill Trust, 298
Senior Vice President Marlborough St., #4, Boston, MA 02116
Lisa V. Emerick       Prior to September 1998, Asian
Vice President        Sales Trader, BWZ Securities
                      Asia, Inc., Citibank Tower, 3 Garden Road, Hong Kong
Irene M. Esteves      Board of Director Member,
Managing Director     American Management Association
                      Finance council, 1601 Broadway, New York, NY;
                      Board of Director Member, First Night Boston,
                      20 Park Plaza, Suite 927, Boston, MA;
                      Board of Director Member, SC Johnson Commercial
                      markets, 8310 16th St., Stutevant, WI 53177;
                      Board of Director Member, Massachusetts Taxpayers
                      Foundation, 24 Province St., Boston, MA; Board of
                      Director Member, Mrs. Bairds Bakeries, 515 Jones St.,
                      Suite 200, Fort Worth, Texas 76102
Ian Ferguson          Trustee, Park School, 171
Senior Managing Director Goddard Avenue, Brookline, MA 02146
John Ferry            Prior to September 1998, Vice
Vice President        President, Scudder Kemper Investments, 101 California
                      St., San Francisco, CA 94111.
Edward R. Finch       Prior to December 1997, Managing
Vice President        Director, M.A. Weatherbie & Co., 265 Franklin St.,
                      Boston, MA 02110
Kate Fleisher         Prior to January 1998, Director
Vice President        of Human Resources, Laura Ashley, 6 St., James Ave.
                      Suite 410, Boston, MA  02116
Henrietta Fraser      Prior to October, 1998, Manager,
Vice President        Fleming Investment Management,
                      25 Copthall Ave., London EC2R 7DR
Karen T. Frost        Prior to February 1998, Vice
Senior Vice President President, Morgan Stanley
                      Organization, 25 Cabot Square, London, England E14 4QA.
Stephen C. Gibbs      Prior to June 1998, Senior
Vice President        Financial Analyst, Fidelity
                      Investments, 82 Devonshire St., Boston, MA 02109
Ken S. Gordon         Prior to July, 1998, Vice
Vice President        President, Union Bank of
                      Switzerland, 2-2-2 Otemachi, Chiyoda-Ku, Tokyo, Japan
J. Peter Grant        Trustee, The Dover Church,
Senior Vice President Dover, MA 02030
Patrice Graviere      Prior to March 1998, Regional
Senior Vice President Director for Latin America, MFS
                      International, LTD, Buenos Aires, Brazil
Paul E. Haagensen     Director, Haagensen Research
Senior Vice President Foundation, 630 West 168th St., New York, NY  10032
Nigel P. Hart         Prior to October 1997, Senior
Senior Vice President Vice President and Portfolio
                      Manager, Investment Advisers, 3700 First Bank Place,
                      Minneapolis, MN 55402
Deborah R. Healey     Corporator, New England Baptist
Senior Vice President Hospital, 125 Parker Hill Ave.,
                      Boston, MA 02120; Director, NEB Enterprises, 125 Parket
                      Hill Ave., Boston, MA 02120
Yoshiro Iino          Prior to November 1997, Deputy
Vice President        Managing Director, Nomura
                      International PLC, 1 St. Martin's-le-Grand, London.
Marianne P. Isgur     Prior to March 1998, Executive
Assistant Vice President Recruiter, Professions, 2 Villa
                      Rd., So. Hamilton, MA  01982; President, Equine
                      Ventures, LTD., 25 Fellows Rd., Ipswich, MA 01932
Jeffrey Kaufman       Prior to July 1998, Vice
Senior Vice President President and Portfolio Manager,
                      MFS Investment Management, 500 Boylston St., Boston,
                      MA 02116
Ira C. Kalus-Bystricky Prior to March 1998, Consultant,
Vice President        Arthur D. Little, 25 Acorn Park,
                      Cambridge, MA  02114
Hiroshi Kato          Prior to August 1998, Manager,
Vice President        Senior Analyst, Daiwa Institute
                      of Research, 15-6 Fuyuki, Koutouku, Tokyo, 135-8460
Kevin J. Keleher      Prior to August 1998, Support
Assistant Vice President Manager, Digital Equipment Co.,
                      111 Powder Mill Rd., Maynard, MA 01754
Catherine Kennedy     Prior to September 1997,
Vice President        Principal, Morgan Stanley, 1585
                      Broadway, New York, NY 10036
Jeffrey K. Kerrigan   Prior to June 1997, Vice
Assistant Vice President President, Fleet Investments, 75
                      State St., Boston, MA  02109
David R. King         Prior to June 1997, Vice
Vice President        President, Fleet Investments, 75
                      State St., Boston, MA  02109
William P. King       Prior to November 1997,
Vice President        Portfolio Manager, TSA Global
                      Asset Management, 700 South Flower St., Los Angeles, CA
                      90017
Deborah F. Kuenstner  Director, Board of Pensions,
Managing Director     Presbyterian Church, 1001 Market St., Philadelphia, PA
Thomas J. Kurey       Prior to August 1997, Vice
Senior Vice President President, Evergreen Securities,
                      77 W. Wacker, Chicago, IL  60601
Linda Lane            Member, American Society for
Assistant Vice President Training & Development, 27 Glen
                      Street, Suite 4, Stoughton, MA 02072
Coleman N. Lannum, III Prior to June 1997, Director-
Senior Vice President  Investor Relations,
                      Mallinckrodt, Inc., 7733 Forsyth Blvd., St. Louis, MO
                      63105
Leonard LaPorta, Jr.  Prior to March 1998, Assistant
Vice President        Vice President, State Street
                      Global Advisors, Two International Place, Boston, MA
                      02110; Board of Overseers', USS Constitution Museum,
                      Charleston, MA
Lawrence J. Lasser    Director, Marsh & McLennan
President, Director and Chief  Companies, Inc., 1221 Avenue of
                      Executive the Americas, New York, NY
                      10020; Board of Governors and Executive Committee,
                      Investment Company Institute, 1401 H. St., N.W. Suite
                      1200, Washington, DC
                      20005; Board of Overseers, Museum of Fine Arts, 465
                      Huntington, Ave., Boston, MA 02115; Trustee, Beth
                      Israel Deaconess Medical Center, 330 Brookline Ave.,
                      Boston, MA; Member of the Council on
                      Foreign Relations, 58 East 68th St., New York, NY
                      10021; Member of the Board of Directors of the United
                      Way of Massachusetts Bay, 245 Summer St., Suite 1401,
                      Boston, MA 02110; Trustee of the Vineyard
                      Open Land Foundation, RFD Box 319X, Vineyard Haven, MA
                      02568.
Maura W. Leddy        Prior to October 1998,
Vice President        Bookkeeper, Davol/Taunton Printing, 330 Winthrop Street
                      Taunton, MA 02780.
Richard Leibovitch    Prior to February 1999, Managing
Managing Director     Director, J.P. Morgan, 60 Wall St., New York, NY 10260
Craig S. Lewis        Prior to January 1998, Analyst,
Vice President        Keystone Investments, 200 Berkeley Street, Boston, MA
                      02101
Geirulv Lode          Prior to July 1997, Vice
Senior Vice President President, Chancellor Lgt, Asset
                      Management, 1166 Avenue of the Americas, New York, NY
                      10036
Wan Yun Lui           Prior to October 1998,
Assistant Vice President Quantitative Analyst, T. Rowe
                      Price Associates, Inc., 100 East Pratt Street,
                      Baltimore, MD 21202
Elizabeth M. MacElwee Jones   Prior to January 1998,
Senior Vice President    Principal, Morgan Stanley, 1155
                       Broadway, New York, NY  10036
Saba S. Malak          Prior to October 1997,
Vice President         Consultant, The Boston Consultant, Exchange Place,
                       Boston, MA  02109
Kevin Maloney          Institutional Director,
Managing Director      Financial Management Association, University of South
                       Florida, College of Business Administration, Suite
                       3331, Tampa, FL 33620
Jabaz Mathai           Prior to December 1997,
Assistant Vice President Associate, Deutsche Morgan
                       Grenfell, 31 West 52nd St., New York, NY 10019
Bridget McCavoy        Prior to October 1997, Senior
Vice President         Recruiter, BankBoston, 100 Federal St., Boston, MA  02110
Paul McHugh            Prior to June, 1998, Principal,
Vice President         Robertson Stephens & Company,
                       One International Place, Boston, MA 02110
Krishna Memani         Prior to September 1998,
Managing Director      Principal, Morgan Stanley & Co.,
                       1585 Broadway, New York, NY 10039
Paul K. Michaud        Prior to December 1997,
Vice President         Assistant Vice President, Union
                       Bank of Switzerland, Bahnhofstrasse 45, 8021 Zurich,
                       Switzerland
Christopher G. Miller  Prior to January 1998, Portfolio
Vice President         Manager, Analytic TSA Global
                       Asset Management, 700 So. Flower St., Los Angeles, CA
                       90017
William H. Miller      Prior to October 1997, Vice
Senior Vice President  President and Asset Portfolio Manager,
                       Delaware Management, One Commerce Square, Philadelphia,
                       PA
Jeanne L. Mockard      Trustee, The Bryn Mawr School,
Senior Vice President  109, W. Melrose Avenue, Baltimore, MA 21210
Gerard I. Moore        Prior to August 1997, Vice
Vice President         President/Equity Research,
Boston Company Asset   Management, One Boston Place, Boston, MA 02109
Donald E. Mullin       Corporate Representative and
Senior Vice President  Board Member, Delta Dental Plan
                       of Massachusetts, 10 Presidents Landing, P.O. Box
                       94104, Medford, MA 02155
Kenneth W. Murphy, Jr. Prior to May 1998, Senior
Assistant Vice President Financial Analyst, Merck & Co.,
                       Inc., One Merck Drive, Whitehouse Station, NJ 08889
Kimberly A.M. Page Nauen Prior to February 1998, Senior
Vice President           Consultant, Andersen Consulting,
                         100 Williams St., Wellesley, MA 02181
Stephen S. Oler         Prior to June 1997, Vice
Senior Vice President   President, Templeton Investment
                        Counsel, 500 E. Broward Blvd., Ft. Lauderdale, FL  33394
Stephen M. Oristaglio   Prior to July 1998, Managing
Senior Managing Director Director Global Head of Fixed
                        Income, Swiss Bank Corp/UBS Organization, 222
                        Broadway, New York, NY 10022
Kerry M. Owens          Prior to July 1998, Marketing
Assistant Vice President Manager, ABN Amro, 199
                        Bishopsgate, London, England, EC2M 3TY
Margery C. Parker       Prior to December 1997, Vice
Senior Vice President   President and Portfolio Manager,
                        Keystone Investments 200 Berkeley Street, Boston, MA
                        02101
William Perry           Prior to September 1997, Senior
Vice President          Trader, Fidelity Management &
                        Research, 82 Devonshire St., Boston, MA  02110
Randolph Petralia       Prior to May 1998, First Vice
Senior Vice President   President, Lehman Brothers, 3
                        World Financial Center, New York, NY 10285
Keith Plapinger         Chairman and Trustee, Advent
Vice President          School, 17 Brimmer St., Boston, MA  02108
Charles E. Porter       Trustee, Anatolia College, 130
Executive Vice President Bowdoin St., Suite 1201, Boston,
                        MA 02108; Governor, Handel & Hayden Society,
                        Horticulture Hall, 300 Massachusetts Ave., Boston,
                        MA 0215
Quintin R.S. Price      Prior to December 1998,
Managing Director       Corporate Development Director,
                        The Boots Company PLC, Group Headquarters,
                        Nottingham NG2 3AA England;
                        Prior to June 1998, Managing Director of Pan European
                        Equities and Global Head of Research, HSBC
                        Investment Bank PLC,
                        Thames Exchange, 10 Queen St Place, London, EC4R 1BL
George Putnam           Chairman and Director, Putnam
Chairman and Director   Mutual Funds Corp.; Director,
                        The Boston Company, Inc., One Boston Place, Boston,
                        MA 02108; Director, Boston Safe Deposit and Trust
                        Company, One Boston Place, Boston, MA 02108;
                        Director, Freeport-McMoRan, Inc., 200 Park
                        Avenue, New York, NY 10166; Director, General Mills,
                        Inc., 9200 Wayzata Boulevard, Minneapolis, MN 55440;
                        Director, Houghton Mifflin Company, One Beacon Street,
                        Boston, MA 02108; Director, Marsh & McLennan Companies,
                        Inc., 1221 Avenue of the Americas, New York, NY
                        10020; Director, Rockefeller Group, Inc., 1230 Avenue of
                        the Americas, New York, NY 10020; Trustee,
                        Massachusetts General Hospital, Fruit Street, Boston,
                        Ma 02114; McLean Hospital 115 Mill
                        St., Belmont, MA 02178; The Colonial Williamsburg
                        Foundation, Post Office Box 1776, Williamsburg, VA
                        23187; The Museum of Fine Arts, 465 Huntington Avenue,
                        Boston, MA 02115; WGBH Foundation, 125
                        Western Avenue, Boston, MA 02134; The Nature
                        Conservancy, Post Office Square Building, 79 Milk St.,
                        Suite 300, Boston, MA 02109; Trustee, The Jackson
                        Laboratory, 600 Main St., Bar Harbor, ME 04
Robert A. Piepenburg    Prior to December 1997,
Vice President          Assistant Vice President,
                        BankBoston Corp./Boston Security, 100 Federal St.,
                        Boston, MA 02106
James A. Polk           Prior to June 1998, Investment
Vice President          Officer, Massachusetts Financial
                        Services, 500 Boylston St., Boston, MA 02116
Elizabeth Price         Prior to January 1998,
Assistant Vice President Investment Analyst, Schroder
                        Investment Management Limited, 33 Gutter Lane,
                        London, EC2V 8AS, England
Edward Qian             Prior to February 1998, Back Bay
Vice President          Advisors, 399 Boylston St., Boston, MA  02116
Keith Quinton           Director, Eleazar, Inc., West
Senior Vice President   Wheelock St., Hanover, NH  03755
Nadine McQueen-Reed     Prior to March, 1999, Key
Assistant Vice President Account Executive, Fidelity
                        Investments, 130 Tonbridge Road, Hildenborough, Kent,
                        England, TN11 9DZ
Thomas V. Reilly        Trustee, Knox College, 2 East
Managing Director       South St., Galesburg, IL 61401
Marc J. Ritenhouse      Prior to January 1998, Director
Vice President          of Finance, Fidelity
                        Investments, Inc., 82 Devonshire St., Boston, MA  02109
Kevin J. Rogers         Prior to September 1998,
Senior Vice President   Managing Director- Portfolio
                        Manager, Invesco, NY Organization, 1066 Avenue of the
                        Americas, New York, NY 10036. Prior to June 1997,
                        Senior Analyst, Fidelity Management & Research Co.,
                        82 Devonshire St., Boston, MA 02109
Oliver Rudigoz          Prior to April 1998, Portfolio
Vice President          Manager, Paribas Asset Management, #3 Rue D'Antin,
                        Paris, France, 75002
Michael V. Salm         Prior to November 1997, Mortgage
Vice President          Analyst, Blackrock Financial 345
                        Park Ave., New York, NY  10010
Preeti Sayana           Prior to January 1998, Director,
Assistant Vice President Fidelity Investments, 82
                        Devonshire St., Boston, MA 02109
Saied Simozar           Prior to March 1998, Manager,
Senior Vice President   Portfolio Analytics, DuPont
                        Pension fund Investment, One Righter Parkway,
                        Suite 3200, Wilmington, DE 198903
Robert J. Schoen        Prior to June 1997, Sole
Assistant Vice President Proprietor, Schoen Timing
                        Strategies, 315 E. 21st , New York, NY  10010
Justin M. Scott         Director, DSI Proprieties (Neja)
Managing Director       Ltd., Epping Rd., Reydon, Essex CM19 5RD
Max S. Senter           General Partner, M.S. Senter &
Senior Vice President   Sons Partnership, 4900 Fayetteville Rd., Raleigh, NC
                        27611
Raj Ken Sharma          Prior to January 1998, Vice
Vice President          President and Portfolio Manager,
                        Fleet Financial, 75 State Street, Boston, MA  02106
Jean I. Sievert         Prior to October 1998, Vice
Senior Vice President   President, Salomon Smith Barney,
                        Seven World Trade Center, New York, NY 10048.
Gordon H. Silver        Trustee, Wang Center for the
Managing Director       Performing Arts, 270 Tremont
                        St., Boston, MA  02116
David M. Silk           Member of Board of Directors,
Senior Vice President   Jobs for Bay State Graduates,
                        451 Andover St., Suite 305, North Andover, MA 01845
Steven Spiegel          Director, Ultra Diamond and Gold
Senior Managing Director Outlet, 29 East Madison St.,
                        Suite 1800, Chicago, IL 60602; Director, FACES New
                        York University Medical Center, 550 First Avenue,
                        New York, NY 10016; Trustee,
                        Babson College, One College Drive, Wellesley, MA 02157
James St. John          Prior to July 1998, Investment
Assistant Vice President Analyst, University of
                        Rochester, Rochester, NY 14627
Loren Michael Starr     Prior to February 1998, Senior
Managing Director       Vice President, Lehman Brothers,
                        3 World Financial Center, New York, NY 10285.
Michael P. Stack        Prior to November 1997, Senior
Senior Vice President   Vice President and Portfolio
                        Manager,  Independence Investment Associates, 53
                        State St., Boston, MA  02109
Toshifumi Sugimoto      Prior to October 1998, Portfolio
Senior Vice President   Manager, Deputy General Manager,
                        Nikko Securities Investment Trust & Management,
                        Fixed Income Department, 4-3 Nihonbashi, Hakozakicho,
                        Chuou-ku, Tokyo, Japan, 103-0015
Robert E. Sweeney       Prior to February 1998, Vice
Vice President          President, Corporate Research
                        Smith Barney, One New York Plaza, New York, NY 10004
Judith H. Swirbalus     Prior to January 1998, Alex,
Vice President          Brown & Sons, One South St., Baltimore, MD  21202
John C. Talanian        Member of Board of Directors,
Managing Director       the Japan Society of Boston, One
                        Milk Street, Boston, MA 02109
Nicole J. Thorpe        Prior to February 1999,
Assistant Vice President President/Owner, Thorpe
                        Resources, P.O. Box 1895, Brockton, MA 02301
Robert J. Toner         Prior to September 1998,
Assistant Vice President Associate, Goodwin Procter &
                        Hoar, LLP, Exchange Place, Boston, MA  02109
John R. Tonkin          Prior to January 1998, Analyst,
Assistant Vice President Credit Suisse First Boston
                        Celtic Towers, The Terrace Wellington, New Zealand
Robert J. Ullman        Prior to September, 1998,
Assistant Vice President Assistant Vice President, State
                        Street Bank, Two International Place, Boston, MA 02109
Scott G. Vierra         Prior to September 1997,
Vice President          Staffing Lead, Cisco Systems,
                        250 Apolio Drive, Chelmsford, MA 01824
Vincent Vliebergh       Prior to May 1998, Senior
Vice President          Consultant, Garnett Consulting,
                        30 Monument Square, Concord, MA 01742
David L. Waldman        Prior to June 1997, Senior
Managing Director       Portfolio Manager, Lazard Feres
                        Asset Management, 30 Rockefeller Center, New York, NY
                        10112
Dierdre West-Smith      Trustee, St. James Condo
Assistant Vice President Association, 66 St. James St., Roxbury, MA 02119
Toshifumi Sugimoto      Prior to October 1998, Portfolio
Senior Vice President   Manager, Deputy General Manager,
                        Nikko Securities Investment Trust & Management, Fixed
                        Income Department, 4-3 Nihonbashi, Hakozakicho,
                        Chuo-ku, Tokyo, Japan, 103-0015
Eric Wetlaufer          President and Member of Board of
Managing Director       Directors, The Boston Security
                        Analysts Society, Inc., 100 Boylston St., Suite 1050,
                        Boston, MA 02110
Edward F. Whalen        Member of the Board of
Senior Vice President   Directors, Hockomock Area YMCA,
                        300 Elmwood St., North Attleboro, MA 02760
Richard P. Wyke         Director, Salem YMCA, One Sewall
Senior Vice President   St., Salem, MA 01970

Item 27.  Principal Underwriter
(a) Putnam Mutual Funds Corp. is the principal underwriter for each of the following investment companies, including the
Registrant:

Putnam American Government Income Fund, Putnam Arizona Tax Exempt
Income Fund, Putnam Asia Pacific Growth Fund, Putnam Asset
Allocation Funds, Putnam Balanced Retirement Fund, Putnam
California Tax Exempt Income Fund, Putnam California Tax Exempt
Money Market Fund, Putnam Capital Opportunities Fund, Putnam
Convertible Income-Growth Trust, Putnam Diversified Equity Trust,
Putnam Diversified Income Trust, Putnam Equity Income Fund, Putnam
Europe Growth Fund, Putnam Florida Tax Exempt Income Fund, Putnam
Funds Trust, The George Putnam Fund of Boston, Putnam Global
Governmental Income Trust, Putnam Global Growth Fund, Putnam
Global Natural Resources Fund, The Putnam Fund for Growth and
Income, Putnam Growth and Income Fund II, Putnam Health Sciences
Trust, Putnam High Yield Trust, Putnam High Yield
Advantage Fund, Putnam High Quality Bond Fund, Putnam Income Fund,
Putnam Intermediate U.S. Government Income Fund, Putnam
International Growth Fund, Putnam Investment Funds, Putnam
Investors Fund, Putnam Massachusetts Tax Exempt Income Fund,
Putnam Michigan Tax Exempt Income Fund, Putnam Minnesota Tax
Exempt Income Fund, Putnam Money Market Fund, Putnam Municipal
Income Fund, Putnam New Jersey Tax Exempt Income Fund, Putnam New
Opportunities Fund, Putnam New York Tax Exempt Income Fund, Putnam
New York Tax Exempt Money Market Fund, Putnam New York Tax Exempt
Opportunities Fund, Putnam Ohio Tax Exempt Income Fund, Putnam OTC
& Emerging Growth Fund, Putnam Pennsylvania Tax Exempt Income
Fund, Putnam Preferred Income Fund, Putnam Strategic Income Fund,
Putnam Tax Exempt Income Fund, Putnam Tax Exempt Money Market
Fund, Putnam Tax-Free Income Trust, Putnam Tax Managed Funds
Trust, Putnam U.S. Government Income Trust, Putnam Utilities
Growth and Income Fund, Putnam Variable Trust, Putnam Vista Fund,
Putnam Voyager Fund, Putnam Voyager Fund II.
(b) The directors and officers of the Registrant's principal underwriter are listed below.  The principal business address of each person is One Post Office Square, Boston, MA 02109:
Name                    Positions and Offices     Positions and
                        with Underwriter          Offices with Registrant
Aaron,Jefferson F. III  Asst. Vice President      None
Adduci,John V.          Vice President            None
Alberts,Richard W.      Asst. Vice President      None
Alden,Donald F.         Vice President            None
Alders,Christopher A.   Senior Vice President     None
Alpaugh,Christopher S.  Vice President            None
Amisano,Paulette C.     Vice President            None
Andrews,Margaret C.     Vice President            None
Arends,Michael K.       Senior Vice President     None
Armon,Lori E.           Assistant Vice President  None
Asher,Steven E.         Senior Vice President     None
Avery,Scott A.          Senior Vice President     None
Aymond,Christian E.     Senior Vice President     None
Aymond,Colin C.         Vice President            None
Babcock,Warren W., III  Senior Vice President     None
Baltimore,Mark H.W.     Asst. Vice President      None
Barnett,William E.      Asst. Vice President      None
Barrett,Thomas          Vice President            None
Battit,Suzanne J        Vice President            None
Beatty,Steven M.        Senior Vice President     None
Bent,John J.            Vice President            None
Beringer,Thomas C.      Vice President            None
Berka,Sharon A.         Senior Vice President     None
Boester,Eric C.         Assistant Vice President  None
Boneparth,John F.       Managing Director         None
Bonfilio Jr.,Peter J.   Asst. Vice President      None
Bouchard,Keith R.       Senior Vice President     None
Boudreau,Stephen T.     Assistant Vice President  None
Bradford Jr.,Linwood E. Senior Vice President     None
Bresnahan,Leslee R.     Managing Director         None
Brockelman,James D.     Senior Vice President     None
Brookman,Joel S.        Vice President            None
Brown,Timothy K.        Senior Vice President     None
Buckner,Gail D.         Senior Vice President     None
Burke,Robert W.         Senior Managing Director  None
Burrill,Gregory J.      Vice President            None
Cabana,Susan D.         Vice President            None
Capone,Robert G.        Senior Vice President     None
Cartwright,Patricia A.  Asst. Vice President      None
Casey,David M.          Vice President            None
Castle Jr.,James R.     Senior Vice President     None
Chapman,Thomas E.       Vice President            None
Chase,Mary Claire       Senior Vice President     None
Chrostowski,Louis F.    Senior Vice President     None
Church,Daniel J.        Vice President            None
Clark,Richard B.        Senior Vice President     None
Clermont,Mary           Vice President            None
Clinton,John C.         Asst. Vice President      None
Collman,Kathleen M.     Senior Managing Director  None
Commane,Karen L.        Asst. Vice President      None
Coneeny,Mark L.         Senior Vice President     None
Connelly,Donald A.      Senior Vice President     None
Connolly,Karen E.       Asst. Vice President      None
Connolly,William T.     Managing Director         None
Conyers,Barry M.        Vice President            None
Corbett,Dennis          Vice President            None
Corvinus,F. Nicholas    Senior Vice President     None
Cosmer,Thomas A.        Senior Vice President     None
Cote,Marie C.           Asst. Vice President      None
Cotto,Stephen P         Asst. Vice President      None
Cristo,Chad H.          Vice President            None
Curran,Peter J.         Senior Vice President     None
Dahill,Jessica E.       Vice President            None
Daly,Kenneth L.         Managing Director         None
Dane,Edward H.          Senior Vice President     None
Daylor,Donna M.         Vice President            None
Days,Nancy M.           Asst. Vice President      None
Deluse,Laura R.         Asst. Vice President      None
deMont,Lisa M.          Vice President            None
Derbyshire,Ralph C      Senior Vice President     None
Devin,Renate S.         Senior Vice President     None
Diaz,Roger              Vice President            None
DiStasio,Karen E.       Vice President            None
Dolan,Michael G.        Vice President            None
Donaldson,Scott M.      Vice President            None
Dougherty,Thomas        Vice President            None
Duffy,Deirdre E.        Senior Vice President     None
Durbin,Emily J.         Vice President            None
Durkee,Christine        Asst. Vice President      None
Edlin,David B.          Managing Director         None
Elder,Michael D.        Vice President            None
English,James M.        Senior Vice President     None
Esposito,Vincent        Managing Director         None
Fair,Richard J.         Assistant Vice President  None
Farrell,Deborah S.      Senior Vice President     None
Favaloro,Beth A.        Vice President            None
Feldman,Susan H.        Senior Vice President     None
Fisher,C. Nancy         Managing Director         None
Fishman,Mitchell B.     Senior Vice President     None
Fiumara,Joseph C.       Vice President            None
Flaherty,Patricia C.    Senior Vice President     None
Fleisher,Kate           Vice President            None
Foley,Timothy P.        Vice President            None
Foster,Laura            Asst. Vice President      None
Frost,Karen T.          Senior Vice President     None
Fullerton,Brian J.      Senior Vice President     None
Gaudette,Marjorie B.    Vice President            None
Gennaco,Joseph P.       Senior Vice President     None
Gibbs,Stephen C.        Vice President            None
Gindel,Caroline E.      Asst. Vice President      None
Goodfellow,Mark D.      Vice President            None
Goodman,Robert          Managing Director         None
Gould,Carol J.          Asst. Vice President      None
Grace,Anthony J.        Asst. Vice President      None
Grace,Linda K.          Vice President            None
Grey,Eric M.            Vice President            None
Grossberg,Jill          Asst. Vice President      None
Grove,Denise            Vice President            None
Gubala,Jeffrey P.       Vice President            None
Guerin,Donnalee         Asst. Vice President      None
Guerra,Salvatore F.     Vice President            None
Hadley,Christopher      Asst. Vice President      None
Haines,James B.         Asst. Vice President      None
Hall,Debra L.           Vice President            None
Halloran,James E.       Vice President None
Halloran,Thomas W.      Senior Vice President    None
Hansen,Christine M.     Asst. Vice President     None
Harbeck,John D.         Vice President           None
Harrington,Bruce D.     Vice President           None
Harrington,Shannon W.   Vice President           None
Hartig,Robert           Vice President           None
Hartigan,Craig W.       Vice President           None
Hartley,Deborah M.      Asst. Vice President     None
Hayes-Castro,Deanna R.  Vice President           None
Hedstrom,Gayle A.       Asst. Vice President     None
Heffernan,Paul P.       Senior Vice President    None
Heller, Kim G. Asst.    Vice President           None
Heimanson,Susan M.      Senior Vice President    None
Holly Sr.,Jeremiah K.   Vice President           None
Holmes,Maureen A.       Vice President           None
Hooley,Daniel F Jr.     Vice President           None
Howes,Douglas E.        Assistant Vice President None
Hoyt,Paula J.           Asst. Vice President     None
Hurley,William J.       Managing Director & CFO  None
Hutcherson, Eric A.     Asst. Vice President     None
Hutchins,Robert B.      Vice President           None
Iino,Yoshiro            Vice President           None
Jacobsen,Dwight D.      Managing Director        None
Jordan,Stephen R.       Asst. Vice President     None
Kaminsky,Gregory C.     Vice President           None
Kapinos,Peter J.        Vice President           None
Keleher,Kevin J.        Asst. Vice President     None
Kelley,Brian J.         Vice President           None
Kelly,A.Siobhan         Asst. Vice President     None
Kennedy,Alicia C.       Asst. Vice President     None
King,David L.           Managing Director        None
King,David R.           Vice President           None
Kinsman,Anne            Senior Vice President    None
Kirk,Deborah H.         Senior Vice President    None
Koontz,Jill A.          Senior Vice President    None
Kreutzberg,Howard H.    Senior Vice President    None
Lacascia,Charles M.     Vice President           None
Landers,Bruce M.        Vice President           None
Lane,Linda L.           Asst. Vice President     None
LaPierre,Christopher W  Asst. Vice President     None
Lathrop,James D.        Senior Vice President    None
Lawlor,Stephanie T.     Asst. Vice President     None
Leary,Joan M.           Vice President           None
Ledbetter,Charles C.    Vice President           None
Leddy,Maura W.          Vice President           None
Leipsitz,Margaret       Asst. Vice President     None
Lemire,Kevin            Vice President           None
Levy,Eric S.            Senior Vice President    None
Levy,Norman S.          Vice President           None
Lewandowski Jr.,Edward  Vice President           None
Lewandowski,Edward V.   Senior Vice President    None
Lewis,Paul              Asst. Vice President     None
Li,Mei                  Asst. Vice President     None
Lieberman,Samuel L.     Senior Vice President    None
Lifsitz,David M.        Vice President           None
Lilien,David R.         Vice President           None
Linehan,Ann-Marie       Asst. Vice President     None
Linquata,Louis K.       Asst. Vice President     None
Litant,Lisa M.          Vice President           None
Lockwood,Maura A.       Senior Vice President    None
Lohmeier,Andrew         Asst. Vice President     None
Lomba,Rufino R.         Senior Vice President    None
Lord,Caroline F.        Assistant Vice President None
Lucey,Kevin J           Vice President           None
Lucey,Robert F.         Director                 None
Luskin,James M.         Assistant Vice President None
Lyons,Robert F.         Asst. Vice President     None
Malatos,Ann             Vice President           None
Mallin,Bonnie J.        Senior Vice President    None
Maloof,Renee L.         Asst. Vice President     None
Mancini,Dana            Asst. Vice President     None
Manning,George J.       Vice President           None
Manthorne,Heather M.    Asst. Vice President     None
Maravel,Alexi A.        Asst. Vice President     None
McAvoy,Bridget          Vice President           None
McCafferty,Karen A.     Vice President           None
McCarthy,Anne B.        Asst. Vice President     None
McConville,Paul D.      Senior Vice President    None
McCracken,Brian         Asst. Vice President     None
McCutcheon,Bruce A      Senior Vice President    None
McDermott,Daniel E.     Asst. Vice President     None
McKenna,Mark J.         Senior Vice President    None
McNamara,Laura          Vice President           None
McNamee,Mary G.         Vice President           None
Meagher,Dorothy B.      Asst. Vice President     None
Metelmann,Claye A.      Vice President           None
Miller,Bart D.          Senior Vice President    None
Miller,Jeffrey M.       Managing Director        None
Mills,Ronald K.         Vice President           None
Minsk,Judith            Asst. Vice President     None
Mintzer,Matthew P.      Senior Vice President    None
Monaghan,Richard A.     Managing Director        Vice President
Monahan,Kimberly A.     Vice President           None
Moody,Paul R.           Vice President           None
Moonin,Sara R.          Asst. Vice President     None
Moret,Mitchell L.       Senior Vice President    None
Mosher,Barry L.         Asst. Vice President     None
Mullen,Donald E.        Senior Vice President    None
Munson,Brian D.         Vice President           None
Murphy Jr.,Kenneth W.   Asst. Vice President     None
Murphy,Paul G.          Vice President           None
Murray,Brendan R.       Senior Vice President    None
Nadherny,Robert         Senior Vice President    None
Natale,Ellen E.         Asst. Vice President     None
Nauen,Kimberly Page     Vice President           None
Neary,Ellen R.          Vice President           None
Neher,Stacy P.          Asst. Vice President     None
Nelson,Alexander L.     Managing Director        None
Nelson,Andrew E.        Vice President           None
Neutra,Colleen J.       Asst. Vice President     None
Newell,Amy Jane         Vice President           None
Nickodemus,John P.      Senior Vice President    None
Nickse,Gail A.          Asst. Vice President     None
O'Brien,Lois C.         Vice President           None
O'Brien,Nancy E.        Vice President           None
O'Connell,Gayle M.      Vice President           None
O'Connor,Brian P.       Vice President           None
O'Connor,Matthew        Asst. Vice President     None
Onofrio,Ellen           Asst. Vice President     None
Owens,Kerry M.          Asst. Vice President     None
Palmer,Patrick J.       Vice President           None
Panek,Raymond           Asst. Vice President     None
Panessa,Brian           Vice President           None
Papes,Scott A.          Vice President           None
Perkins,Erin M.         Asst. Vice President     None
Peterson,Jennifer H.    Vice President           None
Petralia,Randolph S.    Senior Vice President    None
Phoenix,John G.         Senior Vice President    None
Phoenix,Joseph          Senior Vice President    None
Plapinger,Keith         Senior Vice President    None
Powers,Brian S.         Asst. Vice President     None
Present,Howard B.       Senior Vice President    None
Pulkrabek,Scott M.      Vice President           None
Putnam,George           Director                 Chairman and President
Quinn,Lisa F.           Asst. Vice President     None
Reed,Nadine McQueen     Asst. Vice President     None
Rider,Wendy             Vice President           None
Riley,Megan G.          Asst. Vice President     None
Ritenhouse,Marc J.      Vice President           None
Rodammer,Kris           Senior Vice President    None
Rodts,Jennifer M.       Assistant Vice President None
Rogers,Deborah A.       Vice President           None
Rowe,Robert B.          Vice President           None
Ryan,Carolyn M.         Asst. Vice President     None
Ryan,Deborah A.         Vice President           None
Ryan,William M.         Vice President           None
Saunders,Catherine A.   Senior Vice President    None
Saunders,Robbin L.      Vice President           None
Saur,Karl W.            Vice President           None
Scanlon,Michael M.      Vice President           None
Schaefer,Jennifer L.    Asst. Vice President     None
Schofield,Shannon D.    Senior Vice President    None
Schultz,Mitchell D.     Managing Director        None
Scordato,Christine A.   Senior Vice President    None
Scott,Joseph W.         Asst. Vice President     None
Segers,Elizabeth R.     Senior Vice President    None
Shamburg,John B.        Vice President           None
Sharpless,Kathy G.      Managing Director        None
Short,Jonathan D.       Senior Vice President    None
Siebold,Mark J.         Asst. Vice President     None
Siemon Jr.,Frank E.     Asst. Vice President     None
Silver,Gordon H.        Sr Managing Director     Vice President
Skistimas Jr,John J.    Vice President           None
Smith,Stuart C.         Vice President           None
Southard,Peter J.       Vice President           None
Spiegel,Steven Sr       Managing Director        None
Sprague,David L.        Vice President           None
Stack,Michael P.        Senior Vice President    None
Stanojev,Nicholas T.    Senior Vice President    None
Starr,Loren M.          Managing Director        None
Steinberg,Lauren B.     Asst. Vice President     None
Stern,Derek A.          Asst. Vice President     None
Stickney,Paul R.        Senior Vice President    None
Strumpf,Casey  Senior   Vice President           None
Sugimoto,Toshifumi      Senior Vice President    None
Sullivan,Brian L.       Senior Vice President    None
Sullivan,Donna G        Vice President           None
Sullivan,Elaine M.      Senior Vice President    None
Sullivan,Kevin J.       Senior Vice President    None
Sullivan,Maryann        Asst. Vice President     None
Sweeney,Janet C.        Senior Vice President    None
Talanian,John C.        Managing Director        None
Tanner,B Iris           Vice President           None
Tavares,April M.        Asst. Vice President     None
Taylor,David S.         Vice President           None
Telling,John R.         Senior Vice President    None
Thorpe,Nicole J.        Asst. Vice President     None
Tibbetts,Richard B.     Managing Director        None
Tiangco,Elaine H.       Asst. Vice President     None
Tirado,Patrice M.       Vice President           None
Toner,Robert J.         Asst. Vice President     None
Troped,Bonnie L.        Senior Vice President    None
Trowbridge,Wendy S.     Asst. Vice President     None
Turpin,Thomas M.        Managing Director        None
Vander Linde,Douglas J. Senior Vice President    None
Veale,David B.          Asst. Vice President     None
Veddern,Daniel R.       Vice President           None
Verani,John R.          Senior Vice President    Vice President
Walsh,Stephen M.        Vice President           None
Warde,Elizabeth a.      Asst. Vice President     None
Waters,Mitchell J.      Vice President           None
West-Smith,Deirdre      Asst. Vice President     None
Whalen,Brian            Vice President           None
Whalen,Edward F.        Senior Vice President    None
Whitaker,J. Greg        Vice President           None
White,J. Bennett        Vice President           None
Wilde,Michael R.        Asst. Vice President     None
Wolfson,Jane            Senior Vice President    None
Woolverton,William H.   Managing Director        None
Young,Jason P.          Vice President           None
Zografos,Laura J.       Senior Vice President    None
Zukowski,Virginia A.    Senior Vice President    None




ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS

Persons maintaining physical possession of accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are Registrant's Clerk, Beverly Marcus; Registrant's investment adviser, Putnam Investment Management, Inc.; Registrant's principal underwriter, Putnam Mutual Funds Corp.; Registrant's custodian, Putnam Fiduciary Trust Company ("PFTC"); and Registrant's transfer and dividend disbursing agent, Putnam Investor Services, a division of PFTC. The address of the Clerk, investment adviser, principal underwriter, custodian and transfer and dividend disbursing agent is One Post Office Square, Boston, Massachusetts 02109.

ITEM 29.  MANAGEMENT SERVICES

None.

ITEM 30.  UNDERTAKINGS

   None    .
---------------------
   CONSENT OF INDEPENDENT ACCOUNTANTS

             We consent to the inclusion in the Statement of Additional Information constituting part of this Registration Statement on Form N-1A (File No. 333-76335) of our report dated June 18, 1999, on our audit of the financial statements of Putnam U.S. Core Tax Managed Fund.

             We also consent to the references to our firm under the caption "Independent Accountants" in the Statement of Additional Information.


   PricewaterhouseCoopers LLP
Boston, Massachusetts
June 18, 1999



     NOTICE

A copy of the Agreement and Declaration of Trust of Putnam    Tax
Managed     Funds Trust is on file with the Secretary of State of
The Commonwealth of Massachusetts, and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees, officers or shareholders individually but are binding only upon the assets and property of
the Putnam    U.S. Core     Tax Managed Fund series of the
Registrant.



SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused
this    Amendment to the     Registration Statement to be signed
on its behalf by the undersigned, duly authorized, in the City of
Boston, and The Commonwealth of Massachusetts, on the    21st
day of    June    , 1999.

PUTNAM TAX MANAGED FUNDS TRUST

/s/ Gordon H. Silver
-----------------------------   -------------------
     By:  Gordon H. Silver, Vice President


Pursuant to the requirements of the Securities Act of 1933, this
   Amendment to the     Registration Statement of Putnam Tax
Managed Funds Trust has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE      TITLE

George Putnam  President and Chairman of the Board; Principal
Executive Officer; Trustee

John D. Hughes Senior Vice President; Treasurer and Principal
Financial Officer

Paul G. Bucuvalas   Assistant Treasurer and Principal Accounting
Officer

Jameson A. Baxter   Trustee

Hans H. Estin  Trustee

John A. Hill   Trustee

Ronald J. Jackson   Trustee

Paul L. Joskow Trustee

Elizabeth T. Kennan Trustee

Lawrence J. Lasser  Trustee

John H. Mullin, III Trustee

Robert E. Patterson Trustee

Donald S. Perkins   Trustee

William F. Pounds   Trustee

George Putnam, III  Trustee

A.J.C. Smith   Trustee

W. Thomas Stephens  Trustee

W. Nicholas Thorndike    Trustee


/s/ Gordon H. Silver
   -----------------------------------
By:  Gordon H. Silver,
as Attorney-in-Fact
   June 21, 1999